UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05010

Mutual Fund and Variable Insurance Trust
(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington NY	11743
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, Corporate Trust Center
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-631-629-4237

Date of fiscal year end:	12/31

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)
Rational Dynamic Brands Fund

Class A (HSUAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.43%

How did the Fund perform during the reporting period?

Happy New Year! 2025 was a more difficult year for the global consumption theme, primarily due to tariffs, supply chain restructurings, and persistent higher inflation for consumers which held spending back. The market was among the narrowest in 50 years, as just 18% of the stocks in the S&P 500® TR Index outperformed the index for 2025. Historically speaking, the years following exceptionally narrow performance years offer much better returns for the average stock. The Fund’s underperformance largely came from the persistent overweight to the Consumer Discretionary sector, which significantly underperformed the broad market, as well as the Fund’s exposure to a handful of poor performing sub-industries within Consumer Discretionary (such as restaurants and luxury goods). In addition, the Fund held an  overweight position to various alternative asset managers tied to the private markets (including Blackstone, KKR and Apollo), which experienced a rare negative performance year.

The Fund’s A share class (HSUAX) return for 2025 was a disappointing +0.76% (net), underperforming the MSCI All Country World Index, which generated a return of +22.87%, and the S&P 500® TR Index, which generated a return of +17.88%. The Sub-Advisor is excited for 2026 and believes that the Fund’s Alpha Brands have exceptional growth opportunities around the world.

The Alpha Brands Portfolio

At the time of this writing, the Fund’s allocation to the Alpha Brands portfolio offers access to very important consumer spending and business innovation spending through the dominant brands serving a variety of industries, which typically may include:

• E-commerce.

• Broad retail, restaurants, and grocery.

• Private market asset managers.

• Consumption supply chain leaders serving the power and aerospace industries.

• Experiences, live and streaming.

• Tech hardware and video gaming.

• Artificial Intelligence, Business Innovation Spending, and Cloud adoption.

• Advertising and social commerce.

• Healthcare innovation and bio-science

• Credit cards, brokerage and asset management.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Rational Dynamic Brands Fund	Rational Dynamic Brands Fund - with load	MSCI All Country World Index	S&P 500® Index
12/31/15	$10,000	$9,526	$10,000	$10,000
12/31/16	$10,691	$10,184	$10,849	$11,196
12/31/17	$12,219	$11,640	$13,520	$13,640
12/31/18	$12,296	$11,714	$12,313	$13,042
12/31/19	$15,582	$14,844	$15,674	$17,149
12/31/20	$22,580	$21,510	$18,310	$20,304
12/31/21	$25,875	$24,649	$21,796	$26,132
12/31/22	$16,669	$15,879	$17,881	$21,399
12/31/23	$23,687	$22,564	$21,960	$27,025
12/31/24	$29,832	$28,419	$25,916	$33,786
12/31/25	$30,058	$28,634	$31,843	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund
Without Load	0.76%	5.89%	11.63%
With Load	-4.03%	4.86%	11.09%
MSCI All Country World Index	22.87%	11.70%	12.28%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$63,672,573
  Number of Portfolio Holdings33
  Advisory Fee $538,007
  Portfolio Turnover267%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Communications
23.4%
Technology
22.9%
Consumer Discretionary
19.5%
Financials
18.2%
Consumer Staples
9.2%
Health Care
3.9%
Industrials
2.7%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Industrials	2.7%
Health Care	3.9%
Consumer Staples	9.2%
Financials	18.2%
Consumer Discretionary	19.5%
Technology	22.9%
Communications	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	6.1%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	4.8%
Spotify Technology S.A.	4.8%
Walmart, Inc.	4.7%
Microsoft Corporation	4.6%
Apple, Inc.	4.6%
Intuit, Inc.	4.6%
Costco Wholesale Corporation	4.5%
Alphabet, Inc. - Class A	4.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Dynamic Brands Fund - Class A (HSUAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-HSUAX

Rational Dynamic Brands Fund

Class C (HSUCX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	2.12%

How did the Fund perform during the reporting period?

Happy New Year! 2025 was a more difficult year for the global consumption theme, primarily due to tariffs, supply chain restructurings, and persistent higher inflation for consumers which held spending back. The market was among the narrowest in 50 years, as just 18% of the stocks in the S&P 500® TR Index outperformed the index for 2025. Historically speaking, the years following exceptionally narrow performance years offer much better returns for the average stock. The Fund’s underperformance largely came from the persistent overweight to the Consumer Discretionary sector, which significantly underperformed the broad market, as well as the Fund’s exposure to a handful of poor performing sub-industries within Consumer Discretionary (such as restaurants and luxury goods). In addition, the Fund held an overweight position to various alternative asset managers tied to the private markets (including Blackstone, KKR and Apollo), which experienced a rare negative performance year.

The Fund’s C share class (HSUCX) return for 2025 was a disappointing +0.06% (net), underperforming the MSCI All Country World Index, which generated a return of +22.87%, and the S&P 500® TR Index, which generated a return of +17.88%. The Sub-Advisor is excited for 2026 and believes that the Fund’s Alpha Brands have exceptional growth opportunities around the world.

The Alpha Brands Portfolio

At the time of this writing, the Fund’s allocation to the Alpha Brands portfolio offers access to very important consumer spending and business innovation spending through the dominant brands serving a variety of industries, which typically may include:

• E-commerce.

• Broad retail, restaurants, and grocery.

• Private market asset managers.

• Consumption supply chain leaders serving the power and aerospace industries.

• Experiences, live and streaming.

• Tech hardware and video gaming.

• Artificial Intelligence, Business Innovation Spending, and Cloud adoption.

• Advertising and social commerce.

• Healthcare innovation and bio-science

• Credit cards, brokerage and asset management.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Rational Dynamic Brands Fund	S&P 500® Index	MSCI All Country World Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,619	$11,196	$10,849
Dec-2017	$12,108	$13,640	$13,520
Dec-2018	$12,106	$13,042	$12,313
Dec-2019	$15,198	$17,149	$15,674
Dec-2020	$21,855	$20,304	$18,310
Dec-2021	$24,881	$26,132	$21,796
Dec-2022	$15,919	$21,399	$17,881
Dec-2023	$22,457	$27,025	$21,960
Dec-2024	$28,083	$33,786	$25,916
Dec-2025	$28,100	$39,827	$31,843

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund	0.06%	5.16%	10.88%
MSCI All Country World Index	22.87%	11.70%	12.28%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$63,672,573
  Number of Portfolio Holdings33
  Advisory Fee $538,007
  Portfolio Turnover267%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Industrials	2.7%
Health Care	3.9%
Consumer Staples	9.2%
Financials	18.2%
Consumer Discretionary	19.5%
Technology	22.9%
Communications	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	6.1%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	4.8%
Spotify Technology S.A.	4.8%
Walmart, Inc.	4.7%
Microsoft Corporation	4.6%
Apple, Inc.	4.6%
Intuit, Inc.	4.6%
Costco Wholesale Corporation	4.5%
Alphabet, Inc. - Class A	4.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Dynamic Brands Fund - Class C (HSUCX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-HSUCX

Rational Dynamic Brands Fund

Institutional  (HSUTX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.16%

How did the Fund perform during the reporting period?

Happy New Year! 2025 was a more difficult year for the global consumption theme, primarily due to tariffs, supply chain restructurings, and persistent higher inflation for consumers which held spending back. The market was among the narrowest in 50 years, as just 18% of the stocks in the S&P 500® TR Index outperformed the index for 2025. Historically speaking, the years following exceptionally narrow performance years offer much better returns for the average stock. The Fund’s underperformance largely came from the persistent overweight to the Consumer Discretionary sector, which significantly underperformed the broad market, as well as the Fund’s exposure to a handful of poor performing sub-industries within Consumer Discretionary (such as restaurants and luxury goods). In addition, the Fund held an overweight position to various alternative asset managers tied to the private markets (including Blackstone, KKR and Apollo), which experienced a rare negative performance year.

The Fund’s institutional share class (HSUTX) return for 2025 was a disappointing +1.04% (net), underperforming the MSCI All Country World Index, which generated a return of +22.87%, and the S&P 500® TR Index, which generated a return of +17.88%. The Sub-Advisor is excited for 2026 and believes that the Fund’s Alpha Brands have exceptional growth opportunities around the world.

The Alpha Brands Portfolio

At the time of this writing, the Fund’s allocation to the Alpha Brands portfolio offers access to very important consumer spending and business innovation spending through the dominant brands serving a variety of industries, which typically may include:

• E-commerce.

• Broad retail, restaurants, and grocery.

• Private market asset managers.

• Consumption supply chain leaders serving the power and aerospace industries.

• Experiences, live and streaming.

• Tech hardware and video gaming.

•Artificial Intelligence, Business Innovation Spending, and Cloud adoption.

• Advertising and social commerce.

• Healthcare innovation and bio-science

• Credit cards, brokerage and asset management.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Rational Dynamic Brands Fund	S&P 500® Index	MSCI All Country World Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,721	$11,196	$10,849
Dec-2017	$12,293	$13,640	$13,520
Dec-2018	$12,381	$13,042	$12,313
Dec-2019	$15,727	$17,149	$15,674
Dec-2020	$22,848	$20,304	$18,310
Dec-2021	$26,268	$26,132	$21,796
Dec-2022	$16,965	$21,399	$17,881
Dec-2023	$24,175	$27,025	$21,960
Dec-2024	$30,524	$33,786	$25,916
Dec-2025	$30,840	$39,827	$31,843

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund	1.04%	6.18%	11.92%
MSCI All Country World Index	22.87%	11.70%	12.28%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$63,672,573
  Number of Portfolio Holdings33
  Advisory Fee $538,007
  Portfolio Turnover267%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Industrials	2.7%
Health Care	3.9%
Consumer Staples	9.2%
Financials	18.2%
Consumer Discretionary	19.5%
Technology	22.9%
Communications	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	6.1%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	4.8%
Spotify Technology S.A.	4.8%
Walmart, Inc.	4.7%
Microsoft Corporation	4.6%
Apple, Inc.	4.6%
Intuit, Inc.	4.6%
Costco Wholesale Corporation	4.5%
Alphabet, Inc. - Class A	4.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Dynamic Brands Fund - Institutional (HSUTX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-HSUTX

Rational Equity Armor Fund

Class A (HDCAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.67%

How did the Fund perform during the reporting period?

For the reporting period ending December 31, 2025, the Rational Equity Armor Fund Class A shares delivered a total return of 12.41%. This performance is particularly notable as the Fund outperformed its category average despite a challenging environment for volatility-hedging strategies, characterized by the CBOE Volatility Index ("VIX") ending the year at very low levels.

Key Factors Affecting Performance in 2025

• Proprietary Hedging Success: The Fund utilizes a unique "long volatility, long equity" method designed to hedge equity risk. Despite the low-volatility environment—which typically acts as a headwind for long-volatility positions—the Sub-Advisor’s active management and proprietary model allowed the Fund to outperform many category benchmarks.

• Expert Execution: Management of the Fund requires specialized expertise in volatility trading. The Fund’s portfolio managers, drawing on their experience as former VIX and S&P 500® TR Index pit options market makers, actively traded the model to effectively navigate the suppressed volatility landscape.

• Strategy Resilience: By balancing equity growth with disciplined risk management, the Fund maintained its upward trajectory even as market complacency pushed volatility lower.

Market Conditions and Outlook

The year concluded with the VIX at a low ebb. While low volatility can present hurdles for hedging, it also has the potential to provide a strategic tailwind for 2026. These suppressed levels allow the Fund to acquire volatility protection at relatively attractive valuations, positioning the portfolio to potentially benefit from any future return of market turbulence.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Equity Armor Fund
Rational Equity Armor Fund - with load
S&P 500® Index
S&P 500® Value Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$39,827
$30,323
$15,969
$15,208
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

	Rational Equity Armor Fund	Rational Equity Armor Fund - with load	S&P 500® Index	S&P 500® Value Index
12/31/15	$10,000	$9,524	$10,000	$10,000
12/31/16	$10,589	$10,085	$11,196	$11,740
12/31/17	$10,352	$9,859	$13,640	$13,543
12/31/18	$9,087	$8,655	$13,042	$12,331
12/31/19	$10,090	$9,610	$17,149	$16,268
12/31/20	$11,678	$11,122	$20,304	$16,489
12/31/21	$13,326	$12,691	$26,132	$20,594
12/31/22	$11,878	$11,313	$21,399	$19,519
12/31/23	$12,189	$11,609	$27,025	$23,858
12/31/24	$14,206	$13,529	$33,786	$26,790
12/31/25	$15,969	$15,208	$39,827	$30,323

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund
Without Load	12.41%	6.46%	4.79%
With Load	7.11%	5.42%	4.28%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Value Index	13.19%	12.96%	11.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$54,284,167
  Number of Portfolio Holdings52
  Advisory Fee $305,152
  Portfolio Turnover204%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	69.9%
Exchange-Traded Funds	6.0%
Money Market Funds	17.9%
Purchased Options	6.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
22.6%
Money Market Funds
19.1%
Financials
11.0%
Communications
10.0%
Consumer Discretionary
8.3%
Health Care
7.2%
Equity
6.4%
Energy
5.1%
Industrials
5.1%
Utilities
4.0%
Consumer Staples
1.4%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Consumer Staples	1.4%
Utilities	4.0%
Industrials	5.1%
Energy	5.1%
Equity	6.4%
Health Care	7.2%
Consumer Discretionary	8.3%
Communications	10.0%
Financials	11.0%
Money Market Funds	19.1%
Technology	22.6%

The above charts exclude investments in futures and options.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	4.7%
SPDR S&P 500 ETF	4.6%
Berkshire Hathaway, Inc.	4.6%
Exxon Mobil Corporation	3.3%
McDonald's Corporation	3.3%
Microsoft Corporation	3.2%
JPMorgan Chase & Company	3.2%
NVIDIA Corporation	3.0%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc.	2.5%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Equity Armor Fund - Class A (HDCAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-HDCAX

Rational Equity Armor Fund

Class C (HDCEX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$252	2.38%

How did the Fund perform during the reporting period?

For the reporting period ending December 31, 2025, the Rational Equity Armor Fund Class C shares delivered a total return of 11.60%. This performance is particularly notable as the Fund outperformed its category average despite a challenging environment for volatility-hedging strategies, characterized by the CBOE Volatility Index ("VIX") ending the year at very low levels.

Key Factors Affecting Performance in 2025

• Proprietary Hedging Success: The Fund utilizes a unique "long volatility, long equity" method designed to hedge equity risk. Despite the low-volatility environment—which typically acts as a headwind for long-volatility positions—the Sub-Advisor’s active management and proprietary model allowed the Fund to outperform many category benchmarks.

• Expert Execution: Management of the Fund requires specialized expertise in volatility trading. The Fund’s portfolio managers, drawing on their experience as former VIX and S&P 500® TR Index pit options market makers, actively traded the model to effectively navigate the suppressed volatility landscape.

• Strategy Resilience: By balancing equity growth with disciplined risk management, the Fund maintained its upward trajectory even as market complacency pushed volatility lower.

Market Conditions and Outlook

The year concluded with the VIX at a low ebb. While low volatility can present hurdles for hedging, it also has the potential to provide a strategic tailwind for 2026. These suppressed levels allow the Fund to acquire volatility protection at relatively attractive valuations, positioning the portfolio to potentially benefit from any future return of market turbulence.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Equity Armor Fund
S&P 500® Index
S&P 500® Value Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$39,827
$30,323
$14,938
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Rational Equity Armor Fund	S&P 500® Index	S&P 500® Value Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,534	$11,196	$11,740
Dec-2017	$10,252	$13,640	$13,543
Dec-2018	$8,954	$13,042	$12,331
Dec-2019	$9,840	$17,149	$16,268
Dec-2020	$11,305	$20,304	$16,489
Dec-2021	$12,819	$26,132	$20,594
Dec-2022	$11,344	$21,399	$19,519
Dec-2023	$11,559	$27,025	$23,858
Dec-2024	$13,385	$33,786	$26,790
Dec-2025	$14,938	$39,827	$30,323

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund	11.60%	5.73%	4.09%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Value Index	13.19%	12.96%	11.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$54,284,167
  Number of Portfolio Holdings52
  Advisory Fee $305,152
  Portfolio Turnover204%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	69.9%
Exchange-Traded Funds	6.0%
Money Market Funds	17.9%
Purchased Options	6.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Consumer Staples	1.4%
Utilities	4.0%
Industrials	5.1%
Energy	5.1%
Equity	6.4%
Health Care	7.2%
Consumer Discretionary	8.3%
Communications	10.0%
Financials	11.0%
Money Market Funds	19.1%
Technology	22.6%

The above charts exclude investments in futures and options.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	4.7%
SPDR S&P 500 ETF	4.6%
Berkshire Hathaway, Inc.	4.6%
Exxon Mobil Corporation	3.3%
McDonald's Corporation	3.3%
Microsoft Corporation	3.2%
JPMorgan Chase & Company	3.2%
NVIDIA Corporation	3.0%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc.	2.5%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Equity Armor Fund - Class C (HDCEX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-HDCEX

Rational Equity Armor Fund

Institutional (HDCTX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$150	1.41%

How did the Fund perform during the reporting period?

For the reporting period ending December 31, 2025, the Rational Equity Armor Fund Class I shares delivered a total return of 12.64%. This performance is particularly notable as the Fund outperformed its category average despite a challenging environment for volatility-hedging strategies, characterized by the CBOE Volatility Index ("VIX") ending the year at very low levels.

Key Factors Affecting Performance in 2025

• Proprietary Hedging Success: The Fund utilizes a unique "long volatility, long equity" method designed to hedge equity risk. Despite the low-volatility environment—which typically acts as a headwind for long-volatility positions—the Sub-Advisor’s active management and proprietary model allowed the Fund to outperform many category benchmarks.

• Expert Execution: Management of the Fund requires specialized expertise in volatility trading. The Fund’s portfolio managers, drawing on their experience as former VIX and S&P 500® TR Index pit options market makers, actively traded the model to effectively navigate the suppressed volatility landscape.

• Strategy Resilience: By balancing equity growth with disciplined risk management, the Fund maintained its upward trajectory even as market complacency pushed volatility lower.

Market Conditions and Outlook

The year concluded with the VIX at a low ebb. While low volatility can present hurdles for hedging, it also has the potential to provide a strategic tailwind for 2026. These suppressed levels allow the Fund to acquire volatility protection at relatively attractive valuations, positioning the portfolio to potentially benefit from any future return of market turbulence.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Equity Armor Fund
S&P 500® Index
S&P 500® Value Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$39,827
$30,323
$16,372
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Rational Equity Armor Fund	S&P 500® Index	S&P 500® Value Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,615	$11,196	$11,740
Dec-2017	$10,404	$13,640	$13,543
Dec-2018	$9,159	$13,042	$12,331
Dec-2019	$10,196	$17,149	$16,268
Dec-2020	$11,813	$20,304	$16,489
Dec-2021	$13,528	$26,132	$20,594
Dec-2022	$12,083	$21,399	$19,519
Dec-2023	$12,439	$27,025	$23,858
Dec-2024	$14,535	$33,786	$26,790
Dec-2025	$16,372	$39,827	$30,323

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund	12.64%	6.75%	5.05%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Value Index	13.19%	12.96%	11.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$54,284,167
  Number of Portfolio Holdings52
  Advisory Fee $305,152
  Portfolio Turnover204%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	69.9%
Exchange-Traded Funds	6.0%
Money Market Funds	17.9%
Purchased Options	6.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Consumer Staples	1.4%
Utilities	4.0%
Industrials	5.1%
Energy	5.1%
Equity	6.4%
Health Care	7.2%
Consumer Discretionary	8.3%
Communications	10.0%
Financials	11.0%
Money Market Funds	19.1%
Technology	22.6%

The above charts exclude investments in futures and options.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	4.7%
SPDR S&P 500 ETF	4.6%
Berkshire Hathaway, Inc.	4.6%
Exxon Mobil Corporation	3.3%
McDonald's Corporation	3.3%
Microsoft Corporation	3.2%
JPMorgan Chase & Company	3.2%
NVIDIA Corporation	3.0%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc.	2.5%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Equity Armor Fund - Institutional (HDCTX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-HDCTX

Rational Special Situations Income Fund

Class A (RFXAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$206	2.01%

How did the Fund perform during the reporting period?

In 2025, the Fund’s Class A shares returned (on a net basis) +4.93%. In comparison, the Bloomberg U.S. Aggregate TR Bond Index returned +7.30% for 2025. While the rally in Treasuries and credit boosted the overall bond market, the Fund deliberately maintains relatively limited exposure to interest rate risk and credit risk, and instead seeks to add alpha through “special situation” trades in both RMBS and CMBS. The Fund expects to continue to pursue its opportunity set in a way that strives to keep both interest rate risk and credit risk to a relative minimum.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Special Situations Income Fund
Rational Special Situations Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$18,138
$17,272
$12,199
$11,709
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

	Rational Special Situations Income Fund	Rational Special Situations Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
12/31/15	$10,000	$9,523	$10,000	$10,000
12/31/16	$10,388	$9,892	$10,265	$10,167
12/31/17	$12,013	$11,439	$10,628	$10,419
12/31/18	$13,333	$12,697	$10,629	$10,522
12/31/19	$14,371	$13,684	$11,556	$11,190
12/31/20	$14,744	$14,040	$12,423	$11,624
12/31/21	$15,481	$14,742	$12,232	$11,502
12/31/22	$15,311	$14,580	$10,641	$10,144
12/31/23	$15,905	$15,146	$11,229	$10,656
12/31/24	$17,287	$16,461	$11,369	$10,784
12/31/25	$18,138	$17,272	$12,199	$11,709

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Special Situations Income Fund
Without Load	4.93%	4.23%	6.13%
With Load	-0.06%	3.22%	5.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Mortgage Backed Securities Index	8.58%	0.15%	1.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$1,287,253,229
  Number of Portfolio Holdings954
  Advisory Fee (net of waivers)$17,670,508
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	79.8%
Corporate Bonds	14.7%
Money Market Funds	4.6%
Preferred Stocks	0.7%
Term Loans	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
ABS	0.2%
Other	0.2%
Real Estate	0.4%
Financial Services	0.7%
CMO	1.0%
CDO	1.6%
Money Market Funds	4.6%
Financials	14.2%
CMBS	35.1%
Non-Agency Residential Mortgage Backed Securities	41.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.5%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.8%
GS Mortgage Securities Trust, 5.166%, 08/10/44	1.6%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.5%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
JP Morgan Chase Commercial Mortgage Securities, 4.964%, 05/15/45	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
CG-CCRE Commercial Mortgage Trust, 5.015%, 06/15/31	1.0%
WFRBS Commercial Mortgage Trust, 3.817%, 06/15/46	1.0%
JP Morgan Chase Commercial Mortgage Securities, 5.582%, 11/15/43	0.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Special Situations Income Fund - Class A (RFXAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RFXAX

Rational Special Situations Income Fund

Class C (RFXCX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$277	2.71%

How did the Fund perform during the reporting period?

In 2025, the Fund’s Class C shares returned (on a net basis) +4.16%. In comparison, the Bloomberg U.S. Aggregate TR Bond Index returned +7.30% for 2025. While the rally in Treasuries and credit boosted the overall bond market, the Fund deliberately maintains relatively limited exposure to interest rate risk and credit risk, and instead seeks to add alpha through “special situation” trades in both RMBS and CMBS. The Fund expects to continue to pursue its opportunity set in a way that strives to keep both interest rate risk and credit risk to a relative minimum.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Special Situations Income Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$16,823
$12,199
$11,709
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Rational Special Situations Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,302	$10,265	$10,167
Dec-2017	$11,828	$10,628	$10,419
Dec-2018	$13,031	$10,629	$10,522
Dec-2019	$13,942	$11,556	$11,190
Dec-2020	$14,195	$12,423	$11,624
Dec-2021	$14,794	$12,232	$11,502
Dec-2022	$14,530	$10,641	$10,144
Dec-2023	$14,975	$11,229	$10,656
Dec-2024	$16,150	$11,369	$10,784
Dec-2025	$16,823	$12,199	$11,709

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Special Situations Income Fund	4.16%	3.45%	5.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Mortgage Backed Securities Index	8.58%	0.15%	1.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$1,287,253,229
  Number of Portfolio Holdings954
  Advisory Fee (net of waivers)$17,670,508
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	79.8%
Corporate Bonds	14.7%
Money Market Funds	4.6%
Preferred Stocks	0.7%
Term Loans	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
ABS	0.2%
Other	0.2%
Real Estate	0.4%
Financial Services	0.7%
CMO	1.0%
CDO	1.6%
Money Market Funds	4.6%
Financials	14.2%
CMBS	35.1%
Non-Agency Residential Mortgage Backed Securities	41.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.5%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.8%
GS Mortgage Securities Trust, 5.166%, 08/10/44	1.6%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.5%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
JP Morgan Chase Commercial Mortgage Securities, 4.964%, 05/15/45	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
CG-CCRE Commercial Mortgage Trust, 5.015%, 06/15/31	1.0%
WFRBS Commercial Mortgage Trust, 3.817%, 06/15/46	1.0%
JP Morgan Chase Commercial Mortgage Securities, 5.582%, 11/15/43	0.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Special Situations Income Fund - Class C (RFXCX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RFXCX

Rational Special Situations Income Fund

Institutional (RFXIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$181	1.76%

How did the Fund perform during the reporting period?

In 2025, the Fund’s Class I shares returned (on a net basis) +5.18%. In comparison, the Bloomberg U.S. Aggregate TR Bond Index returned +7.30% for 2025. While the rally in Treasuries and credit boosted the overall bond market, the Fund deliberately maintains relatively limited exposure to interest rate risk and credit risk, and instead seeks to add alpha through “special situation” trades in both RMBS and CMBS. The Fund expects to continue to pursue its opportunity set in a way that strives to keep both interest rate risk and credit risk to a relative minimum.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Special Situations Income Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,591
$12,199
$11,709
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Rational Special Situations Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,408	$10,265	$10,167
Dec-2017	$12,068	$10,628	$10,419
Dec-2018	$13,429	$10,629	$10,522
Dec-2019	$14,519	$11,556	$11,190
Dec-2020	$14,930	$12,423	$11,624
Dec-2021	$15,721	$12,232	$11,502
Dec-2022	$15,588	$10,641	$10,144
Dec-2023	$16,224	$11,229	$10,656
Dec-2024	$17,676	$11,369	$10,784
Dec-2025	$18,591	$12,199	$11,709

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Special Situations Income Fund	5.18%	4.48%	6.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Mortgage Backed Securities Index	8.58%	0.15%	1.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$1,287,253,229
  Number of Portfolio Holdings954
  Advisory Fee (net of waivers)$17,670,508
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	79.8%
Corporate Bonds	14.7%
Money Market Funds	4.6%
Preferred Stocks	0.7%
Term Loans	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
ABS	0.2%
Other	0.2%
Real Estate	0.4%
Financial Services	0.7%
CMO	1.0%
CDO	1.6%
Money Market Funds	4.6%
Financials	14.2%
CMBS	35.1%
Non-Agency Residential Mortgage Backed Securities	41.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.5%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.8%
GS Mortgage Securities Trust, 5.166%, 08/10/44	1.6%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.5%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
JP Morgan Chase Commercial Mortgage Securities, 4.964%, 05/15/45	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
CG-CCRE Commercial Mortgage Trust, 5.015%, 06/15/31	1.0%
WFRBS Commercial Mortgage Trust, 3.817%, 06/15/46	1.0%
JP Morgan Chase Commercial Mortgage Securities, 5.582%, 11/15/43	0.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Special Situations Income Fund - Institutional (RFXIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RFXIX

Rational Strategic Allocation Fund

Class A (RHSAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.72%

How did the Fund perform during the reporting period?

The Fund seeks current income and moderate appreciation of capital by implementing a distinct “index plus” strategy that provides investors exposure to a non-traditional mutual fund portfolio coupled with an S&P 500® TR Index equity overlay. The Fund generally performed in-line with expectations during the fiscal year ended December 31, 2025, returning for +10.81% for Class A shares for the year. The Fund’s exposure to S&P 500® TR Index futures contracts allowed it to participate in the upswings of the equity markets, while the non-traditional mutual fund component of the portfolio generated current income and added relatively modest gains during the year. The Fund lagged the S&P 500® TR Index as a result of its allocations to futures contracts on the S&P 500® TR Index, which incur a cost of funding that typically results in a drag on returns relative to the S&P 500® TR Index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Strategic Allocation Fund
Rational Strategic Allocation Fund - with load
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$39,827
$19,152
$18,238
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

	Rational Strategic Allocation Fund	Rational Strategic Allocation Fund - with load	S&P 500® Index
12/31/15	$10,000	$9,523	$10,000
12/31/16	$10,816	$10,300	$11,196
12/31/17	$12,072	$11,496	$13,640
12/31/18	$11,704	$11,145	$13,042
12/31/19	$13,165	$12,537	$17,149
12/31/20	$12,715	$12,108	$20,304
12/31/21	$16,983	$16,173	$26,132
12/31/22	$12,221	$11,638	$21,399
12/31/23	$15,124	$14,403	$27,025
12/31/24	$17,283	$16,458	$33,786
12/31/25	$19,152	$18,238	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Strategic Allocation Fund
Without Load	10.81%	8.54%	6.71%
With Load	5.52%	7.48%	6.19%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$10,048,109
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$0
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Open End Funds	93.3%
U.S. Government & Agencies	6.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Open-End Funds
80.9%
U.S. Treasury Obligations
5.8%
Alternative
4.4%
Money Market Funds
0.3%
Other Assets in Excess of Liabilities
8.6%

Value	Value
Other Assets in Excess of Liabilities	8.6%
Money Market Funds	0.3%
Alternative	4.4%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.9%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	78.3%
United States Treasury Bill, 0.000%, 09/03/26	5.8%
AQR Long-Short Equity Fund	4.4%
Catalyst/CIFC Senior Secured Income Fund	2.3%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Strategic Allocation Fund - Class A (RHSAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RHSAX

Rational Strategic Allocation Fund

Class C (RHSCX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.47%

How did the Fund perform during the reporting period?

The Fund seeks current income and moderate appreciation of capital by implementing a distinct “index plus” strategy that provides investors exposure to a non-traditional mutual fund portfolio coupled with an S&P 500® TR Index equity overlay. The Fund generally performed in-line with expectations during the fiscal year ended December 31, 2025, returning +10.06% for C shares for the year. The Fund’s exposure to S&P 500® TR Index futures contracts allowed it to participate in the upswings of the equity markets, while the non-traditional mutual fund component of the portfolio generated current income and added relatively modest gains during the year. The Fund lagged the S&P 500® TR Index as a result of its allocations to futures contracts on the S&P 500® TR Index, which incur a cost of funding that typically results in a drag on returns relative to the S&P 500® TR Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Strategic Allocation Fund
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$38,455
$17,342
May-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Rational Strategic Allocation Fund	S&P 500® Index
May-2016	$10,000	$10,000
Dec-2016	$10,456	$10,810
Dec-2017	$11,585	$13,170
Dec-2018	$11,142	$12,593
Dec-2019	$12,436	$16,558
Dec-2020	$11,922	$19,604
Dec-2021	$15,809	$25,232
Dec-2022	$11,295	$20,662
Dec-2023	$13,887	$26,094
Dec-2024	$15,757	$32,622
Dec-2025	$17,342	$38,455

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Strategic Allocation Fund	10.06%	7.78%	5.91%
S&P 500® Index	17.88%	14.42%	15.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$10,048,109
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$0
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Open End Funds	93.3%
U.S. Government & Agencies	6.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	8.6%
Money Market Funds	0.3%
Alternative	4.4%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.9%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	78.3%
United States Treasury Bill, 0.000%, 09/03/26	5.8%
AQR Long-Short Equity Fund	4.4%
Catalyst/CIFC Senior Secured Income Fund	2.3%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Strategic Allocation Fund - Class C (RHSCX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RHSCX

Rational Strategic Allocation Fund

Institutional (RHSIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.47%

How did the Fund perform during the reporting period?

The Fund seeks current income and moderate appreciation of capital by implementing a distinct “index plus” strategy that provides investors exposure to a non-traditional mutual fund portfolio coupled with an S&P 500® TR Index equity overlay. The Fund generally performed in-line with expectations during the fiscal year ended December 31, 2025, returning +11.08% for Class I shares for the year. The Fund’s exposure to S&P 500® TR Index futures contracts allowed it to participate in the upswings of the equity markets, while the non-traditional mutual fund component of the portfolio generated current income and added relatively modest gains during the year. The Fund lagged the S&P 500® TR Index as a result of its allocations to futures contracts on the S&P 500® TR Index, which incur a cost of funding that typically results in a drag on returns relative to the S&P 500® TR Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Strategic Allocation Fund
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$38,455
$19,035
May-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Rational Strategic Allocation Fund	S&P 500® Index
May-2016	$10,000	$10,000
Dec-2016	$10,511	$10,810
Dec-2017	$11,766	$13,170
Dec-2018	$11,436	$12,593
Dec-2019	$12,882	$16,558
Dec-2020	$12,471	$19,604
Dec-2021	$16,704	$25,232
Dec-2022	$12,050	$20,662
Dec-2023	$14,947	$26,094
Dec-2024	$17,136	$32,622
Dec-2025	$19,035	$38,455

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Strategic Allocation Fund	11.08%	8.82%	6.95%
S&P 500® Index	17.88%	14.42%	15.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$10,048,109
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$0
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Open End Funds	93.3%
U.S. Government & Agencies	6.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	8.6%
Money Market Funds	0.3%
Alternative	4.4%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.9%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	78.3%
United States Treasury Bill, 0.000%, 09/03/26	5.8%
AQR Long-Short Equity Fund	4.4%
Catalyst/CIFC Senior Secured Income Fund	2.3%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational Strategic Allocation Fund - Institutional (RHSIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RHSIX

Rational Premium Income Fund

Class A (HRSAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$229	2.25%

How did the Fund perform during the reporting period?

The Rational Premium Income Fund (the “Fund”) seeks total return consisting of long-term capital appreciation and income by implementing options strategies on the S&P 500® TR Index and investing in income-producing securities. Prior to December 31, 2025, the Rational Premium Income Fund was named the Rational Tactical Return Fund, which implemented a different investment strategy and used a different sub-advisor. Consequently, the performance record prior to December 31, 2025, may be less pertinent for investors evaluating their participation in the Fund, as the Fund’s performance may have been different if the portfolio was managed under the current investment strategies and policies.

During 2025, the Fund generally performed in line with expectations, as its blend of options strategies on the S&P 500® TR Index generated positive risk-adjusted absolute returns that were non-correlated to the S&P 500® TR Index, while avoiding significant drawdowns during periods of heightened volatility in the S&P 500® TR Index. HRSAX finished the year with a gain of +3.36%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Premium Income Fund
Rational Premium Income Fund - with load
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$39,827
$15,443
$14,712
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

	Rational Premium Income Fund	Rational Premium Income Fund - with load	S&P 500® Index
12/31/15	$10,000	$9,526	$10,000
12/31/16	$10,686	$10,180	$11,196
12/31/17	$11,069	$10,545	$13,640
12/31/18	$12,115	$11,541	$13,042
12/31/19	$13,096	$12,476	$17,149
12/31/20	$13,417	$12,781	$20,304
12/31/21	$13,920	$13,260	$26,132
12/31/22	$13,846	$13,190	$21,399
12/31/23	$14,507	$13,819	$27,025
12/31/24	$14,941	$14,234	$33,786
12/31/25	$15,443	$14,712	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Premium Income Fund
Without Load	3.36%	2.85%	4.44%
With Load	-1.58%	1.85%	3.94%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$28,514,257
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$781,396
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.3%
U.S. Government & Agencies	65.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
66.2%
Money Market Funds
34.6%
Liabilities in Excess of Other Assets
-0.8%

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	34.6%
U.S. Treasury Obligations	66.2%

The above charts exclude investments in swaps.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.235%, 01/22/26	49.0%
United States Treasury Bill, 3.438%, 06/11/26	17.3%

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated May 31, 2025, which is available at www.rationalmf.com or by calling 1-800-253-0412 (toll-free). Effective December 31, 2025, the sub-advisory agreement between Rational Advisors, Inc. (“Rational”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Rational assumed the day-to-day management of the Fund’s portfolio. Also, effective December 31, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

Rational Premium Income Fund - Class A (HRSAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-HRSAX

Rational Premium Income Fund

Class C (HRSFX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$304	3.00%

How did the Fund perform during the reporting period?

The Rational Premium Income Fund (the “Fund”) seeks total return consisting of long-term capital appreciation and income by implementing options strategies on the S&P 500® TR Index and investing in income-producing securities. Prior to December 31, 2025, the Rational Premium Income Fund was named the Rational Tactical Return Fund, which implemented a different investment strategy and used a different sub-advisor. Consequently, the performance record prior to December 31, 2025, may be less pertinent for investors evaluating their participation in the Fund, as the Fund’s performance may have been different if the portfolio was managed under the current investment strategies and policies.

During 2025, the Fund generally performed in line with expectations, as its blend of options strategies on the S&P 500® TR Index generated positive risk-adjusted absolute returns that were non-correlated to the S&P 500® TR Index, while avoiding significant drawdowns during periods of heightened volatility in the S&P 500® TR Index. HRSFX finished the year with a gain of +2.57%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Premium Income Fund
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$38,455
$14,243
May-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Rational Premium Income Fund	S&P 500® Index
May-2016	$10,000	$10,000
Dec-2016	$10,552	$10,810
Dec-2017	$10,870	$13,170
Dec-2018	$11,807	$12,593
Dec-2019	$12,635	$16,558
Dec-2020	$12,859	$19,604
Dec-2021	$13,237	$25,232
Dec-2022	$13,061	$20,662
Dec-2023	$13,580	$26,094
Dec-2024	$13,886	$32,622
Dec-2025	$14,243	$38,455

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Premium Income Fund	2.57%	2.06%	3.76%
S&P 500® Index	17.88%	14.42%	15.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$28,514,257
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$781,396
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.3%
U.S. Government & Agencies	65.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	34.6%
U.S. Treasury Obligations	66.2%

The above charts exclude investments in swaps.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.235%, 01/22/26	49.0%
United States Treasury Bill, 3.438%, 06/11/26	17.3%

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated May 31, 2025, which is available at www.rationalmf.com or by calling 1-800-253-0412 (toll-free). Effective December 31, 2025, the sub-advisory agreement between Rational Advisors, Inc. (“Rational”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Rational assumed the day-to-day management of the Fund’s portfolio. Also, effective December 31, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

Rational Premium Income Fund - Class C (HRSFX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-HRSFX

Rational Premium Income Fund

Institutional (HRSTX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$204	2.00%

How did the Fund perform during the reporting period?

The Rational Premium Income Fund (the “Fund”) seeks total return consisting of long-term capital appreciation and income by implementing options strategies on the S&P 500® TR Index and investing in income-producing securities. Prior to December 31, 2025, the Rational Premium Income Fund was named the Rational Tactical Return Fund, which implemented a different investment strategy and used a different sub-advisor. Consequently, the performance record prior to December 31, 2025, may be less pertinent for investors evaluating their participation in the Fund, as the Fund’s performance may have been different if the portfolio was managed under the current investment strategies and policies.

During 2025, the Fund generally performed in line with expectations, as its blend of options strategies on the S&P 500® TR Index generated positive risk-adjusted absolute returns that were non-correlated to the S&P 500® TR Index, while avoiding significant drawdowns during periods of heightened volatility in the S&P 500® TR Index. HRSTX finished the year with a gain of +3.60%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Premium Income Fund
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$39,827
$15,754
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Rational Premium Income Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,719	$11,196
Dec-2017	$11,093	$13,640
Dec-2018	$12,165	$13,042
Dec-2019	$13,181	$17,149
Dec-2020	$13,530	$20,304
Dec-2021	$14,063	$26,132
Dec-2022	$14,021	$21,399
Dec-2023	$14,730	$27,025
Dec-2024	$15,207	$33,786
Dec-2025	$15,754	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Premium Income Fund	3.60%	3.09%	4.65%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$28,514,257
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$781,396
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.3%
U.S. Government & Agencies	65.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	34.6%
U.S. Treasury Obligations	66.2%

The above charts exclude investments in swaps.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.235%, 01/22/26	49.0%
United States Treasury Bill, 3.438%, 06/11/26	17.3%

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated May 31, 2025, which is available at www.rationalmf.com or by calling 1-800-253-0412 (toll-free). Effective December 31, 2025, the sub-advisory agreement between Rational Advisors, Inc. (“Rational”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Rational assumed the day-to-day management of the Fund’s portfolio. Also, effective December 31, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

Rational Premium Income Fund - Institutional (HRSTX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-HRSTX

Rational/Pier 88 Convertible Securities Fund

Class A (PBXAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.24%

How did the Fund perform during the reporting period?

During 2025, the Fund returned +1.84% for the Class A shares, compared to +7.43% for the ICE BofAML Investment Grade US Convertible Index (“VX5C”), and +7.30% for the Bloomberg U.S. Aggregate Bond Total Return Index (“AGG”). The Fund is typically more diversified by security name and sector than the VX5C; while the Sub-Advisor generally believes that such diversification is an important element of risk mitigation and potential future performance, the diversification caused the Fund to lag the VX5C in 2025 due to the Fund having less utility sector exposure than the VX5C. Further, the Fund had more exposure to the software sector, which was negatively impacted by the perceived impact on software’s future growth due to the emergence of Artificial Intelligence. The Pier 88 Investment Team is constructive on the convertible bond asset class given a historically high Sharpe ratio (return earned per unit risk), competitive yield, positive correlation with rising interest rates, risk-reward profile, and a plethora of convertibles of high growth companies trading significantly below par, which generally allows for a diversified portfolio to express thematic views.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/Pier 88 Convertible Securities Fund
Rational/Pier 88 Convertible Securities Fund - with load
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,119
$16,737
$15,945
$11,848
Mar-2017
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Rational/Pier 88 Convertible Securities Fund	Rational/Pier 88 Convertible Securities Fund - with load	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Mar-2017	$10,000	$9,527	$10,000	$10,000
Dec-2017	$10,701	$10,194	$10,323	$11,343
Dec-2018	$10,866	$10,352	$10,324	$10,845
Dec-2019	$12,955	$12,342	$11,224	$14,260
Dec-2020	$15,154	$14,437	$12,066	$16,884
Dec-2021	$16,666	$15,877	$11,880	$21,730
Dec-2022	$14,826	$14,125	$10,334	$17,795
Dec-2023	$15,231	$14,510	$10,906	$22,473
Dec-2024	$16,434	$15,656	$11,042	$28,095
Dec-2025	$16,737	$15,945	$11,848	$33,119

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund
Without Load	1.84%	2.01%	6.00%
With Load	-3.03%	1.02%	5.42%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.94%
S&P 500® Index	17.88%	14.42%	14.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$210,115,765
  Number of Portfolio Holdings36
  Advisory Fee (net of waivers)$1,537,129
  Portfolio Turnover185%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.3%
Convertible Bonds	54.6%
Money Market Funds	3.3%
Preferred Stocks	27.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
20.3%
Financials
19.2%
Utilities
15.4%
Consumer Discretionary
14.0%
Real Estate
13.4%
Industrials
4.9%
Communications
4.8%
Money Market Funds
3.3%
Health Care
2.7%
Materials
1.8%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.8%
Health Care	2.7%
Money Market Funds	3.3%
Communications	4.8%
Industrials	4.9%
Real Estate	13.4%
Consumer Discretionary	14.0%
Utilities	15.4%
Financials	19.2%
Technology	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bank of America Corporation	4.8%
Wells Fargo & Company	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.5%
ON Semiconductor Corporation, 0.500%, 03/01/29	4.5%
NextEra Energy, Inc.	4.4%
Ventas Realty, L.P., 3.750%, 06/01/26	4.2%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.1%
American Water Capital Corporation, 3.625%, 06/15/26	3.8%
Ares Management Corporation	3.8%
Uber Technologies, Inc., 0.875%, 12/01/28	3.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational/Pier 88 Convertible Securities Fund - Class A (PBXAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-PBXAX

Rational/Pier 88 Convertible Securities Fund

Class C (PBXCX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.99%

How did the Fund perform during the reporting period?

During 2025, the Fund returned +1.01% for the Class C shares, compared to +7.43% for the ICE BofAML Investment Grade US Convertible Index (“VX5C”), and +7.30% for the Bloomberg U.S. Aggregate Bond Total Return Index (“AGG”). The Fund is typically more diversified by security name and sector than the VX5C; while the Sub-Advisor generally believes that such diversification is an important element of risk mitigation and potential future performance, the diversification caused the Fund to lag the VX5C in 2025 due to the Fund having less utility sector exposure than the VX5C. Further, the Fund had more exposure to the software sector, which was negatively impacted by the perceived impact on software’s future growth due to the emergence of Artificial Intelligence. The Pier 88 Investment Team is constructive on the convertible bond asset class given a historically high Sharpe ratio (return earned per unit risk), competitive yield, positive correlation with rising interest rates, risk-reward profile, and a plethora of convertibles of high growth companies trading significantly below par, which generally allows for a diversified portfolio to express thematic views.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/Pier 88 Convertible Securities Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$33,119
$15,695
$11,848
Mar-2017
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Rational/Pier 88 Convertible Securities Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Mar-2017	$10,000	$10,000	$10,000
Dec-2017	$10,623	$10,323	$11,343
Dec-2018	$10,711	$10,324	$10,845
Dec-2019	$12,681	$11,224	$14,260
Dec-2020	$14,752	$12,066	$16,884
Dec-2021	$16,096	$11,880	$21,730
Dec-2022	$14,223	$10,334	$17,795
Dec-2023	$14,496	$10,906	$22,473
Dec-2024	$15,537	$11,042	$28,095
Dec-2025	$15,695	$11,848	$33,119

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	1.01%	1.25%	5.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.94%
S&P 500® Index	17.88%	14.42%	14.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$210,115,765
  Number of Portfolio Holdings36
  Advisory Fee (net of waivers)$1,537,129
  Portfolio Turnover185%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.3%
Convertible Bonds	54.6%
Money Market Funds	3.3%
Preferred Stocks	27.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.8%
Health Care	2.7%
Money Market Funds	3.3%
Communications	4.8%
Industrials	4.9%
Real Estate	13.4%
Consumer Discretionary	14.0%
Utilities	15.4%
Financials	19.2%
Technology	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bank of America Corporation	4.8%
Wells Fargo & Company	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.5%
ON Semiconductor Corporation, 0.500%, 03/01/29	4.5%
NextEra Energy, Inc.	4.4%
Ventas Realty, L.P., 3.750%, 06/01/26	4.2%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.1%
American Water Capital Corporation, 3.625%, 06/15/26	3.8%
Ares Management Corporation	3.8%
Uber Technologies, Inc., 0.875%, 12/01/28	3.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational/Pier 88 Convertible Securities Fund - Class C (PBXCX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-PBXCX

Rational/Pier 88 Convertible Securities Fund

Institutional (PBXIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.99%

How did the Fund perform during the reporting period?

During 2025, the Fund returned +2.12% for the Class I shares, compared to +7.43% for the ICE BofAML Investment Grade US Convertible Index (“VX5C”), and +7.30% for the Bloomberg U.S. Aggregate Bond Total Return Index (“AGG”). The Fund is typically more diversified by security name and sector than the VX5C; while the Sub-Advisor generally believes that such diversification is an important element of risk mitigation and potential future performance, the diversification caused the Fund to lag the VX5C in 2025 due to the Fund having less utility sector exposure than the VX5C. Further, the Fund had more exposure to the software sector, which was negatively impacted by the perceived impact on software’s future growth due to the emergence of Artificial Intelligence. The Pier 88 Investment Team is constructive on the convertible bond asset class given a historically high Sharpe ratio (return earned per unit risk), competitive yield, positive correlation with rising interest rates, risk-reward profile, and a plethora of convertibles of high growth companies trading significantly below par, which generally allows for a diversified portfolio to express thematic views.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/Pier 88 Convertible Securities Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$33,119
$17,140
$11,848
Mar-2017
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Rational/Pier 88 Convertible Securities Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Mar-2017	$10,000	$10,000	$10,000
Dec-2017	$10,718	$10,323	$11,343
Dec-2018	$10,911	$10,324	$10,845
Dec-2019	$13,048	$11,224	$14,260
Dec-2020	$15,277	$12,066	$16,884
Dec-2021	$16,838	$11,880	$21,730
Dec-2022	$15,016	$10,334	$17,795
Dec-2023	$15,509	$10,906	$22,473
Dec-2024	$16,784	$11,042	$28,095
Dec-2025	$17,140	$11,848	$33,119

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	2.12%	2.33%	6.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.94%
S&P 500® Index	17.88%	14.42%	14.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$210,115,765
  Number of Portfolio Holdings36
  Advisory Fee (net of waivers)$1,537,129
  Portfolio Turnover185%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.3%
Convertible Bonds	54.6%
Money Market Funds	3.3%
Preferred Stocks	27.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.8%
Health Care	2.7%
Money Market Funds	3.3%
Communications	4.8%
Industrials	4.9%
Real Estate	13.4%
Consumer Discretionary	14.0%
Utilities	15.4%
Financials	19.2%
Technology	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bank of America Corporation	4.8%
Wells Fargo & Company	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.5%
ON Semiconductor Corporation, 0.500%, 03/01/29	4.5%
NextEra Energy, Inc.	4.4%
Ventas Realty, L.P., 3.750%, 06/01/26	4.2%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.1%
American Water Capital Corporation, 3.625%, 06/15/26	3.8%
Ares Management Corporation	3.8%
Uber Technologies, Inc., 0.875%, 12/01/28	3.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational/Pier 88 Convertible Securities Fund - Institutional (PBXIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-PBXIX

Return Stacked® Balanced Allocation & Systematic Macro Fund

Class A (RDMAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$227	2.22%

How did the Fund perform during the reporting period?

The Fund delivered a +4.78% return for Class A shares in 2025, with positive returns from the Balanced Allocation component partially offset by losses in the Systematic Macro sleeve.

RDMAX 2025 Return Attributes:

Balanced Allocation +10.0%, Indices +5.5%, Metals +2.7%, Softs +1.2%, Volatility -0.4%, Bonds -2.4%, Grains -3.4%, Energies -3.5%, Currencies -4.7% | Total +5.07

Note: Results may differ due to rounding. Performance is expressed in USD. Strategy attribution is a best-efforts approximation, net of all applicable borrowing costs, fees and fund accruals for the period. The performance data quoted herein represents past performance and is not a guarantee of future results. Current performance may be lower or higher than the performance data presented above.

Within the Systematic Macro sleeve, Indices led with gains from long positions in the Japanese TOPIX, Italian MIB, Spanish IBEX, French CAC40, and Canadian TSX60. These gains were partially offset by losses from long S&P 500® TR Index and short Australian ASX 200 and Hang Seng exposures. Softs profited from long coffee and short cotton positions, which were partially offset by losses from long cocoa and short sugar. Metals gained from long silver and gold positions, though such gains were partially offset by losses from short copper and platinum. Bonds were relatively flat, as gains from short German 30-year Buxl, 10-year Bund, and long Canadian 10-year bonds were offset by long Japanese Government Bonds and short German Bobl. Volatility detracted via long VIX and VStoxx exposures. Energies lost on long Brent and WTI Crude positions, which were partially offset by gains from long Heating Oil and Gasoil and short Natural Gas. Grains detracted, led by losses from short Bean Oil and long Wheat, as well as from short Soy Meal, while short Kansas City and Milling Wheat provided partially offsetting gains. Currencies lagged most, primarily due to short Swiss Franc losses, plus short Japanese Yen and long British Pound losses, while short New Zealand Dollar provided a modest offset.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Return Stacked Balanced Allocation & Systematic Macro Fund
Return Stacked Balanced Allocation & Systematic Macro Fund - with load
50% S&P 500 TR / 50% US Treasury Index
Bloomberg U.S. Treasury Index
S&P 500® Index
SG Trend Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$36,933
$20,645
$14,590
$13,457
$12,681
$10,894
09/30/16
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

	Return Stacked Balanced Allocation & Systematic Macro Fund	Return Stacked Balanced Allocation & Systematic Macro Fund - with load	50% S&P 500 TR / 50% US Treasury Index	Bloomberg U.S. Treasury Index	S&P 500® Index	SG Trend Index
09/30/16	$10,000	$9,423	$10,000	$10,000	$10,000	$10,000
12/31/16	$9,720	$9,159	$9,997	$9,616	$10,382	$9,555
12/31/17	$10,067	$9,486	$11,168	$9,838	$12,649	$9,765
12/31/18	$9,279	$8,744	$11,005	$9,923	$12,094	$8,974
12/31/19	$10,950	$10,318	$13,088	$10,603	$15,903	$9,801
12/31/20	$10,992	$10,358	$14,942	$11,451	$18,828	$10,417
12/31/21	$12,199	$11,496	$16,790	$11,185	$24,233	$11,364
12/31/22	$11,797	$11,117	$14,282	$9,791	$19,844	$14,472
12/31/23	$11,714	$11,038	$16,396	$10,188	$25,061	$13,882
12/31/24	$12,844	$12,103	$18,410	$10,247	$31,331	$14,249
12/31/25	$13,457	$12,681	$20,645	$10,894	$36,933	$14,590

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2016)
Return Stacked Balanced Allocation & Systematic Macro Fund	4.78%	4.13%	3.26%
With Load	-1.26%	2.90%	2.60%
50% S&P 500 TR / 50% US Treasury Index	12.14%	6.68%	8.18%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	0.93%
S&P 500® Index	17.88%	14.42%	15.17%
SG Trend Index	2.39%	6.97%	4.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$44,016,954
  Number of Portfolio Holdings60
  Advisory Fee (net of waivers)$673,708
  Portfolio Turnover87%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	59.4%
Money Market Funds	40.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.2%
Money Market Funds	33.2%
Equity	48.6%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Return Stacked® Balanced Allocation & Systematic Macro Fund - Class A (RDMAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RDMAX

Return Stacked® Balanced Allocation & Systematic Macro Fund

Class C (RDMCX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$303	2.97%

How did the Fund perform during the reporting period?

The Fund delivered a +4.00% return for Class C shares in 2025, with positive returns from the Balanced Allocation component partially offset by losses in the Systematic Macro sleeve.

RDMCX 2025 Return Attributes:

Balanced Allocation +10.0%, Indices +5.5%, Metals +2.7%, Softs +1.2%, Volatility -0.4%, Bonds -2.4%, Grains -3.4%, Energies -3.5%, Currencies -4.7% | Total +5.07

Note: Results may differ due to rounding. Performance is expressed in USD. Strategy attribution is a best-efforts approximation, net of all applicable borrowing costs, fees and fund accruals for the period. The performance data quoted herein represents past performance and is not a guarantee of future results. Current performance may be lower or higher than the performance data presented above.

Within the Systematic Macro sleeve, Indices led with gains from long positions in the Japanese TOPIX, Italian MIB, Spanish IBEX, French CAC40, and Canadian TSX60. These gains were partially offset by losses from long S&P 500® TR Index and short Australian ASX 200 and Hang Seng exposures. Softs profited from long coffee and short cotton positions, which were partially offset by losses from long cocoa and short sugar. Metals gained from long silver and gold positions, though such gains were partially offset by losses from short copper and platinum. Bonds were relatively flat, as gains from short German 30-year Buxl, 10-year Bund, and long Canadian 10-year bonds were offset by long Japanese Government Bonds and short German Bobl. Volatility detracted via long VIX and VStoxx exposures. Energies lost on long Brent and WTI Crude positions, which were partially offset by gains from long Heating Oil and Gasoil and short Natural Gas. Grains detracted, led by losses from short Bean Oil and long Wheat, as well as from short Soy Meal, while short Kansas City and Milling Wheat provided partially offsetting gains. Currencies lagged most, primarily due to short Swiss Franc losses, plus short Japanese Yen and long British Pound losses, while short New Zealand Dollar provided a modest offset.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Return Stacked Balanced Allocation & Systematic Macro Fund
50% S&P 500 TR / 50% US Treasury Index
Bloomberg U.S. Treasury Index
S&P 500® Index
SG Trend Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$36,933
$20,645
$14,590
$12,588
$10,894
Sep-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Return Stacked Balanced Allocation & Systematic Macro Fund	50% S&P 500 TR / 50% US Treasury Index	Bloomberg U.S. Treasury Index	S&P 500® Index	SG Trend Index
Sep-2016	$10,000	$10,000	$10,000	$10,000	$10,000
Dec-2016	$9,716	$9,997	$9,616	$10,382	$9,555
Dec-2017	$9,991	$11,168	$9,838	$12,649	$9,765
Dec-2018	$9,139	$11,005	$9,923	$12,094	$8,974
Dec-2019	$10,706	$13,088	$10,603	$15,903	$9,801
Dec-2020	$10,669	$14,942	$11,451	$18,828	$10,417
Dec-2021	$11,755	$16,790	$11,185	$24,233	$11,364
Dec-2022	$11,284	$14,282	$9,791	$19,844	$14,472
Dec-2023	$11,123	$16,396	$10,188	$25,061	$13,882
Dec-2024	$12,104	$18,410	$10,247	$31,331	$14,249
Dec-2025	$12,588	$20,645	$10,894	$36,933	$14,590

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2016)
Return Stacked Balanced Allocation & Systematic Macro Fund	4.00%	3.36%	2.52%
50% S&P 500 TR / 50% US Treasury Index	12.14%	6.68%	8.18%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	0.93%
S&P 500® Index	17.88%	14.42%	15.17%
SG Trend Index	2.39%	6.97%	4.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$44,016,954
  Number of Portfolio Holdings60
  Advisory Fee (net of waivers)$673,708
  Portfolio Turnover87%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	59.4%
Money Market Funds	40.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.2%
Money Market Funds	33.2%
Equity	48.6%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Return Stacked® Balanced Allocation & Systematic Macro Fund - Class C (RDMCX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RDMCX

Return Stacked® Balanced Allocation & Systematic Macro Fund

Institutional (RDMIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$202	1.97%

How did the Fund perform during the reporting period?

The Fund delivered a +5.07% return for Class I shares in 2025, with positive returns from the Balanced Allocation component partially offset by losses in the Systematic Macro sleeve.

RDMIX 2025 Return Attributes:

Balanced Allocation +10.0%, Indices +5.5%, Metals +2.7%, Softs +1.2%, Volatility -0.4%, Bonds -2.4%, Grains -3.4%, Energies -3.5%, Currencies -4.7% | Total +5.07

Note: Results may differ due to rounding. Performance is expressed in USD. Strategy attribution is a best-efforts approximation, net of all applicable borrowing costs, fees and fund accruals for the period. The performance data quoted herein represents past performance and is not a guarantee of future results. Current performance may be lower or higher than the performance data presented above.

Within the Systematic Macro sleeve, Indices led with gains from long positions in the Japanese TOPIX, Italian MIB, Spanish IBEX, French CAC40, and Canadian TSX60. These gains were partially offset by losses from long S&P 500® TR Index and short Australian ASX 200 and Hang Seng exposures. Softs profited from long coffee and short cotton positions, which were partially offset by losses from long cocoa and short sugar. Metals gained from long silver and gold positions, though such gains were partially offset by losses from short copper and platinum. Bonds were relatively flat, as gains from short German 30-year Buxl, 10-year Bund, and long Canadian 10-year bonds were offset by long Japanese Government Bonds and short German Bobl. Volatility detracted via long VIX and VStoxx exposures. Energies lost on long Brent and WTI Crude positions, which were partially offset by gains from long Heating Oil and Gasoil and short Natural Gas. Grains detracted, led by losses from short Bean Oil and long Wheat, as well as from short Soy Meal, while short Kansas City and Milling Wheat provided partially offsetting gains. Currencies lagged most, primarily due to short Swiss Franc losses, plus short Japanese Yen and long British Pound losses, while short New Zealand Dollar provided a modest offset.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Return Stacked Balanced Allocation & Systematic Macro Fund
S&P 500® Index
SG Trend Index
50% S&P 500 TR / 50% US Treasury Index
Bloomberg U.S. Treasury Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$39,827
$22,007
$14,333
$13,786
$11,447
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Return Stacked Balanced Allocation & Systematic Macro Fund	S&P 500® Index	SG Trend Index	50% S&P 500 TR / 50% US Treasury Index	Bloomberg U.S. Treasury Index
Dec-2015	$10,000	$10,000	$10,000	$10,000	$10,000
Dec-2016	$9,732	$11,196	$9,386	$10,657	$10,104
Dec-2017	$10,107	$13,640	$9,593	$11,904	$10,337
Dec-2018	$9,334	$13,042	$8,816	$11,731	$10,426
Dec-2019	$11,044	$17,149	$9,629	$13,951	$11,141
Dec-2020	$11,115	$20,304	$10,234	$15,927	$12,032
Dec-2021	$12,369	$26,132	$11,164	$17,897	$11,753
Dec-2022	$11,991	$21,399	$14,217	$15,224	$10,288
Dec-2023	$11,936	$27,025	$13,638	$17,478	$10,705
Dec-2024	$13,121	$33,786	$13,998	$19,624	$10,767
Dec-2025	$13,786	$39,827	$14,333	$22,007	$11,447

Average Annual Total Returns

	1 Year	5 Years	10 Years
Return Stacked Balanced Allocation & Systematic Macro Fund	5.07%	4.40%	3.26%
50% S&P 500 TR / 50% US Treasury Index	12.14%	6.68%	8.21%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	1.36%
S&P 500® Index	17.88%	14.42%	14.82%
SG Trend Index	2.39%	6.97%	3.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$44,016,954
  Number of Portfolio Holdings60
  Advisory Fee (net of waivers)$673,708
  Portfolio Turnover87%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	59.4%
Money Market Funds	40.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.2%
Money Market Funds	33.2%
Equity	48.6%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Return Stacked® Balanced Allocation & Systematic Macro Fund - Institutional (RDMIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RDMIX

Rational/RGN Hedged Equity Fund

Class A (RNEAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$242	2.25%

How did the Fund perform during the reporting period?

The Fund trailed the S&P 500® TR Index slightly in 2025, yet outperformed most downside-protected equity peers as its 100% long core equity holding largely drove performance in the second half of the year. The Fund’s tactical trading overlay captured gains in precious metals and equity futures, benefiting from a year defined by dollar debasement and strength in physical assets. Performance in other sectors—including fixed income, foreign exchange, and other commodities—remained rather muted, as those markets stayed surprisingly quiet and rangebound. Other than a few weeks in the spring, 2025 did not offer many opportunities for the Fund’s risk mitigation feature to shine. Nevertheless, the new year may offer surprising ways for the Fund to achieve its three-part goal of providing protection during sharp drawdowns, maintaining liquidity to exploit crisis dislocations, and providing enhanced upside capture during bull markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/RGN Hedged Equity
Rational/RGN Hedged Equity - with load
S&P 500® Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,124
$11,786
$11,224
Sep-2024
Dec-2024
Dec-2025

	Rational/RGN Hedged Equity	Rational/RGN Hedged Equity - with load	S&P 500® Index
Sep-2024	$10,000	$9,524	$10,000
Dec-2024	$10,264	$9,775	$10,285
Dec-2025	$11,786	$11,224	$12,124

Average Annual Total Returns

	1 Year	Since Inception (September 27, 2024)
Rational/RGN Hedged Equity
Without Load	14.83%	13.92%
With Load	9.35%	9.60%
S&P 500® Index	17.88%	16.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$13,423,364
  Number of Portfolio Holdings46
  Advisory Fee $0
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.3%
Money Market Funds	6.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
83.0%
Money Market Funds
6.0%
Other Assets in Excess of Liabilities
11.0%

Value	Value
Other Assets in Excess of Liabilities	11.0%
Money Market Funds	6.0%
Equity	83.0%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	46.7%
SPDR S&P 500 ETF	36.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational/RGN Hedged Equity Fund - Class A (RNEAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RNEAX

Rational/RGN Hedged Equity Fund

Class C (RNECX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$321	3.00%

How did the Fund perform during the reporting period?

The Fund trailed the S&P 500® TR Index slightly in 2025, yet outperformed most downside-protected equity peers as its 100% long core equity holding largely drove performance in the second half of the year. The Fund’s tactical trading overlay captured gains in precious metals and equity futures, benefiting from a year defined by dollar debasement and strength in physical assets. Performance in other sectors—including fixed income, foreign exchange, and other commodities—remained rather muted, as those markets stayed surprisingly quiet and rangebound. Other than a few weeks in the spring, 2025 did not offer many opportunities for the Fund’s risk mitigation feature to shine. Nevertheless, the new year may offer surprising ways for the Fund to achieve its three-part goal of providing protection during sharp drawdowns, maintaining liquidity to exploit crisis dislocations, and providing enhanced upside capture during bull markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/RGN Hedged Equity
S&P 500® Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,124
$11,683
Sep-2024
Dec-2024
Dec-2025

	Rational/RGN Hedged Equity	S&P 500® Index
Sep-2024	$10,000	$10,000
Dec-2024	$10,244	$10,285
Dec-2025	$11,683	$12,124

Average Annual Total Returns

	1 Year	Since Inception (September 27, 2024)
Rational/RGN Hedged Equity	14.04%	13.13%
S&P 500® Index	17.88%	16.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$13,423,364
  Number of Portfolio Holdings46
  Advisory Fee $0
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.3%
Money Market Funds	6.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.0%
Money Market Funds	6.0%
Equity	83.0%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	46.7%
SPDR S&P 500 ETF	36.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational/RGN Hedged Equity Fund - Class C (RNECX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RNECX

Rational/RGN Hedged Equity Fund

Institutional (RNEIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$215	2.00%

How did the Fund perform during the reporting period?

The Fund trailed the S&P 500® TR Index slightly in 2025, yet outperformed most downside-protected equity peers as its 100% long core equity holding largely drove performance in the second half of the year. The Fund’s tactical trading overlay captured gains in precious metals and equity futures, benefiting from a year defined by dollar debasement and strength in physical assets. Performance in other sectors—including fixed income, foreign exchange, and other commodities—remained rather muted, as those markets stayed surprisingly quiet and rangebound. Other than a few weeks in the spring, 2025 did not offer many opportunities for the Fund’s risk mitigation feature to shine. Nevertheless, the new year may offer surprising ways for the Fund to achieve its three-part goal of providing protection during sharp drawdowns, maintaining liquidity to exploit crisis dislocations, and providing enhanced upside capture during bull markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/RGN Hedged Equity
S&P 500® Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,124
$11,823
Sep-2024
Dec-2024
Dec-2025

	Rational/RGN Hedged Equity	S&P 500® Index
Sep-2024	$10,000	$10,000
Dec-2024	$10,271	$10,285
Dec-2025	$11,823	$12,124

Average Annual Total Returns

	1 Year	Since Inception (September 27, 2024)
Rational/RGN Hedged Equity	15.12%	14.21%
S&P 500® Index	17.88%	16.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Fund Statistics

  Net Assets$13,423,364
  Number of Portfolio Holdings46
  Advisory Fee $0
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.3%
Money Market Funds	6.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.0%
Money Market Funds	6.0%
Equity	83.0%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	46.7%
SPDR S&P 500 ETF	36.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Rational/RGN Hedged Equity Fund - Institutional (RNEIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-RNEIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)(1)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

(a)(2)	Not Applicable

(a)(3)	Not Applicable

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

FY 2025	$149,400
FY 2024	$144,850

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

FY 2025	$ 0
FY 2024	$ 0

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

FY 2025	$25,000
FY 2024	$25,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2024 and 2025, respectively.

	Registrant	Adviser
FY 2025	$0	$0
FY 2024	$0	$0

(e)(1)	Audit Committee’s Pre-Approval Policies. The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2024, and 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Registrant’s schedule of investments in securities of unaffiliated issuers is included under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Insert Long Form Financial Statements.

Annual Financial Statements

and

Additional Information

December 31, 2025

INSTITUTIONAL SHARES

CLASS A SHARES

CLASS C SHARES

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 74.7%
	AEROSPACE & DEFENSE - 1.8%
3,194	General Electric Company	$983,848

	AUTOMOTIVE - 2.1%
2,554	Tesla, Inc.(a)	1,148,585

	BANKING - 5.6%
9,800	HSBC Holdings PLC - ADR	770,966
5,464	JPMorgan Chase & Company	1,760,610
5,291	Wells Fargo & Company	493,121
		3,024,697
	BIOTECH & PHARMA - 5.5%
4,331	AbbVie, Inc.	989,590
921	Eli Lilly & Company	989,781
7,186	Novartis A.G. - ADR	990,734
		2,970,105
	E-COMMERCE DISCRETIONARY - 2.9%
6,928	Amazon.com, Inc.(a)	1,599,121

	ELECTRIC UTILITIES - 4.0%
2,010	Constellation Energy Corporation	710,073
8,916	NextEra Energy, Inc.	715,777
2,418	NRG Energy, Inc.	385,042
2,377	Vistra Corporation	383,481
		2,194,373
	ENTERTAINMENT CONTENT - 0.6%
1,291	Take-Two Interactive Software, Inc.(a)	330,535

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
563	Goldman Sachs Group, Inc. (The)	494,877

	INSURANCE - 4.5%
4,916	Berkshire Hathaway, Inc., Class B(a)	2,471,028

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 74.7% (Continued)
	INTERNET MEDIA & SERVICES - 9.4%
8,099	Alphabet, Inc., Class A	$2,534,986
3,862	Alphabet, Inc., Class C	1,211,896
2,081	Meta Platforms, Inc., Class A	1,373,647
		5,120,529
	LEISURE FACILITIES & SERVICES - 3.3%
5,774	McDonald’s Corporation	1,764,707

	MACHINERY - 3.2%
1,725	Caterpillar, Inc.	988,201
1,648	Deere & Company	767,259
		1,755,460
	MEDICAL EQUIPMENT & DEVICES - 1.6%
1,548	Intuitive Surgical, Inc.(a)	876,725

	OIL & GAS PRODUCERS - 5.1%
14,699	Exxon Mobil Corporation	1,768,878
16,594	Williams Companies, Inc. (The)	997,465
		2,766,343
	RETAIL - CONSUMER STAPLES - 1.4%
6,933	Walmart, Inc.	772,406

	SEMICONDUCTORS - 8.2%
2,039	Advanced Micro Devices, Inc.(a)	436,672
3,812	Broadcom, Inc.	1,319,333
8,769	NVIDIA Corporation	1,635,418
3,428	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,041,735
		4,433,158
	SOFTWARE - 8.4%
1,759	Cadence Design Systems, Inc.(a)	549,828
3,642	Microsoft Corporation	1,761,343
7,659	Palantir Technologies, Inc., Class A(a)	1,361,387
4,463	Palo Alto Networks, Inc.(a)	822,085
		4,494,643

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 74.7% (Continued)
	TECHNOLOGY HARDWARE - 4.0%
4,053	Apple, Inc.	$1,101,848
10,714	Cisco Systems, Inc.	825,299
2,494	Corning, Inc.	218,375
		2,145,522
	TECHNOLOGY SERVICES - 2.2%
4,061	International Business Machines Corporation	1,202,909

	TOTAL COMMON STOCKS (Cost $32,189,370)	40,549,573

	EXCHANGE-TRADED FUNDS — 6.4%
	EQUITY - 6.4%
4,563	iShares Cybersecurity and Tech ETF	219,572
3,583	iShares U.S. Aerospace & Defense ETF	769,234
3,625	SPDR S&P 500 ETF	2,471,960
		3,460,766

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,102,082)	3,460,766

	SHORT-TERM INVESTMENTS — 19.1%
	MONEY MARKET FUNDS - 19.1%
10,373,179	First American Treasury Obligations Fund, Class X, 3.65% (Cost $10,373,179)(b)	10,373,179

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 6.6%
	CALL OPTIONS PURCHASED - 6.6%
10	S&P Emini Future, Maturing January 2026	WED	01/16/2026	$100	$50,000	$3,390,001
119	S&P Emini Future, Maturing January 2026	WED	01/16/2026	6,950	41,352,500	224,611
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,715,000)					3,614,612

	PUT OPTIONS PURCHASED - 0.0%(d)
10	S&P Emini Future, Maturing January 2026	WED	01/16/2026	2,100	1,050,000	25

	TOTAL PUT OPTIONS PURCHASED (Cost - $125)
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,715,125)					3,614,637

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Fair Value
TOTAL INVESTMENTS - 106.8% (Cost $49,379,756)	$57,998,155
CALL OPTIONS WRITTEN - (4.7)% (Premiums received - $2,549,625)	(2,551,374)
PUT OPTIONS WRITTEN - 0.0%(e) (Premiums received - $62,440)	(16,791)
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%	(1,145,823)
NET ASSETS - 100.0%	$54,284,167

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (4.7)%
	CALL OPTIONS WRITTEN- (4.7)%
10	S&P Emini Future, Maturing January 2026	WED	01/16/2026	$2,100	$1,050,000	$2,391,874
8	S&P Emini Future, Maturing January 2026	WED	01/16/2026	6,500	2,600,000	159,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,549,625)					2,551,374

	PUT OPTIONS WRITTEN - 0.0%(e)
10	S&P Emini Future, Maturing January 2026	WED	01/16/2026	100	50,000	$25
43	S&P Emini Future, Maturing January 2026	WED	01/16/2026	6,425	13,813,750	10,858
17	S&P Emini Future, Maturing January 2026	WED	01/16/2026	6,500	5,525,000	5,908
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $62,440)					16,791

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $2,612,065)					$2,568,165

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration Date	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
155	CBOE Volatility Index Future	03/19/2026	$3,059,390	$(58,952)
122	CBOE Volatility Index Future	04/16/2026	2,495,303	23,053
	TOTAL FUTURES CONTRACTS			$(35,899)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to less than 0.1%.

(e)	Percentage rounds to greater than (0.1%).

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Principal		Discount Rate
Amount ($)		(%)	Maturity Date	Fair Value
	U.S. GOVERNMENT & AGENCIES — 66.2%
	U.S. TREASURY BILLS — 66.2%
14,000,000	United States Treasury Bill(a)	3.2348	01/22/26	$13,972,325
5,000,000	United States Treasury Bill(a)	3.4379	06/11/26	4,922,646
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $18,881,204)			18,894,971

Shares
	SHORT-TERM INVESTMENTS — 34.6%
	MONEY MARKET FUNDS - 34.6%
9,858,614	First American Treasury Obligations Fund, Class X, 3.65% (Cost $9,858,614)(b)	9,858,614

	TOTAL INVESTMENTS - 100.8% (Cost $28,739,818)	$28,753,585
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(239,328)
	NET ASSETS - 100.0%	$28,514,257

(a)	Zero coupon bond. Rate disclosed is the current yield as of December 31, 2025.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Continued)
December 31, 2025

TOTAL RETURN SWAPS - (0.1) %

Custom US Skew (“RCXTHRS2”) is a rules based index created by Goldman Sachs and designed to capitalize on the structural inefficiencies and behavioral biases present within the S&P 500 options market. *

								Unrealized
			Notional		Maturity	Pay Fixed	Upfront	Appreciation/
Shares	Reference Entity	Payment Frequency	Amount	Counterparty	Date	Rate	Payments	(Depreciation)
144,421	Custom US Skew	Maturity	$(14,999,955)	Goldman Sachs	1/5/2027	0.0000%	—	$(14,832)
								$(14,832)

The accompanying notes are an integral part of these financial statements.

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Continued)
December 31, 2025

Custom US Skew Total Return Swap Top 50 Holdings

The following table represents the individual positions and related values of underlying securities of the Custom US Skew Total Return Swap.

Options Purchased

Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value

0.0090	S&P 500 Index	Goldman Sachs	Put	1/5/2026	6,225	5,589	569
0.0067	S&P 500 Index	Goldman Sachs	Put	1/16/2026	4,875	3,262	1,327
0.0059	S&P 500 Index	Goldman Sachs	Put	1/16/2026	5,350	3,155	890
0.0046	S&P 500 Index	Goldman Sachs	Put	1/16/2026	5,580	2,582	592
0.0037	S&P 500 Index	Goldman Sachs	Put	1/16/2026	5,500	2,033	502
0.0037	S&P 500 Index	Goldman Sachs	Put	1/16/2026	5,250	1,926	590
0.0035	S&P 500 Index	Goldman Sachs	Put	1/16/2026	5,430	1,920	505
0.0037	S&P 500 Index	Goldman Sachs	Put	1/16/2026	5,150	1,911	634
0.0029	S&P 500 Index	Goldman Sachs	Put	1/16/2026	5,990	1,733	251
0.0035	S&P 500 Index	Goldman Sachs	Put	1/16/2026	4,825	1,708	720
0.0037	S&P 500 Index	Goldman Sachs	Put	1/16/2026	4,550	1,671	848
0.0029	S&P 500 Index	Goldman Sachs	Put	1/16/2026	5,025	1,433	523
0.0031	S&P 500 Index	Goldman Sachs	Put	2/20/2026	5,075	1,587	558
0.0032	S&P 500 Index	Goldman Sachs	Put	2/20/2026	4,900	1,571	628
0.0031	S&P 500 Index	Goldman Sachs	Put	2/20/2026	5,000	1,564	581
0.0029	S&P 500 Index	Goldman Sachs	Put	2/20/2026	5,375	1,542	426
0.0027	S&P 500 Index	Goldman Sachs	Put	2/20/2026	5,400	1,478	399
0.0033	S&P 500 Index	Goldman Sachs	Put	2/20/2026	4,475	1,473	785
0.0030	S&P 500 Index	Goldman Sachs	Put	2/20/2026	4,625	1,387	670
0.0036	S&P 500 Index	Goldman Sachs	Put	3/20/2026	4,650	1,668	792
0.0032	S&P 500 Index	Goldman Sachs	Put	3/20/2026	5,000	1,618	602

Options Written

Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(0.0023)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,060	(1,388)	(183)
(0.0023)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,000	(1,403)	(201)
(0.0023)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,080	(1,426)	(183)
(0.0023)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,275	(1,445)	(134)
(0.0025)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,315	(1,587)	(137)
(0.0028)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	5,980	(1,683)	(247)
(0.0028)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,395	(1,775)	(129)
(0.0029)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,310	(1,799)	(156)
(0.0034)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,120	(2,104)	(254)
(0.0033)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,655	(2,212)	(68)
(0.0035)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,440	(2,277)	(148)
(0.0037)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,335	(2,351)	(194)
(0.0040)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,240	(2,491)	(247)
(0.0039)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,475	(2,522)	(149)
(0.0046)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,500	(3,008)	(166)
(0.0068)	S&P 500 Index	Goldman Sachs	Put	1/16/2026	6,385	(4,335)	(321)
(0.0022)	S&P 500 Index	Goldman Sachs	Put	2/20/2026	6,220	(1,350)	(139)
(0.0024)	S&P 500 Index	Goldman Sachs	Put	2/20/2026	6,275	(1,532)	(142)
(0.0025)	S&P 500 Index	Goldman Sachs	Put	2/20/2026	6,185	(1,545)	(168)
(0.0026)	S&P 500 Index	Goldman Sachs	Put	2/20/2026	6,305	(1,611)	(141)
(0.0029)	S&P 500 Index	Goldman Sachs	Put	2/20/2026	6,470	(1,856)	(111)
(0.0031)	S&P 500 Index	Goldman Sachs	Put	2/20/2026	6,360	(1,989)	(156)
(0.0035)	S&P 500 Index	Goldman Sachs	Put	2/20/2026	6,225	(2,148)	(219)
(0.0035)	S&P 500 Index	Goldman Sachs	Put	2/20/2026	6,170	(2,150)	(240)
(0.0033)	S&P 500 Index	Goldman Sachs	Put	2/20/2026	6,495	(2,172)	(122)
(0.0041)	S&P 500 Index	Goldman Sachs	Put	2/20/2026	6,325	(2,595)	(219)
(0.0023)	S&P 500 Index	Goldman Sachs	Put	3/20/2026	6,210	(1,444)	(151)
(0.0024)	S&P 500 Index	Goldman Sachs	Put	3/20/2026	6,120	(1,448)	(175)
(0.0025)	S&P 500 Index	Goldman Sachs	Put	3/20/2026	6,365	(1,617)	(125)

The accompanying notes are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 1.0%
500	TransDigm Group, Inc.	$664,925

	APPAREL & TEXTILE PRODUCTS - 0.6%
19,000	Cie Financiere Richemont S.A. - ADR	409,070

	ASSET MANAGEMENT - 14.7%
17,900	Apollo Global Management, Inc.	2,591,204
14,300	Blackstone, Inc.	2,204,202
22,000	Charles Schwab Corporation (The)	2,198,020
18,925	KKR & Company, Inc.	2,412,559
		9,405,985
	AUTOMOTIVE - 0.5%
650	Tesla, Inc.(a)	292,318

	BIOTECH & PHARMA - 2.9%
1,695	Eli Lilly & Company	1,821,583

	CONSUMER FINANCE - 3.5%
5,980	American Express Company	2,212,301

	E-COMMERCE DISCRETIONARY - 10.7%
2,890	Alibaba Group Holding Ltd. - ADR	423,615
14,395	Amazon.com, Inc.(a)	3,322,653
1,525	MercadoLibre, Inc.(a)	3,071,747
		6,818,015
	ELECTRICAL EQUIPMENT - 1.7%
1,600	GE Vernova, Inc.	1,045,712

	HEALTH CARE FACILITIES & SERVICES - 1.0%
2,000	UnitedHealth Group, Inc.	660,220

	INTERNET MEDIA & SERVICES - 23.4%
9,000	Alphabet, Inc., Class A	2,817,000
162	Booking Holdings, Inc.	867,563

The accompanying notes are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INTERNET MEDIA & SERVICES - 23.4% (Continued)
3,500	Meta Platforms, Inc., Class A	$2,310,315
28,650	Netflix, Inc.(a)	2,686,224
5,275	Spotify Technology S.A.(a)	3,063,245
5,450	Tencent Holdings Ltd. - ADR	417,198
33,200	Uber Technologies, Inc.(a)	2,712,772
		14,874,317
	LEISURE FACILITIES & SERVICES - 2.1%
15,900	Starbucks Corporation	1,338,939

	RETAIL - CONSUMER STAPLES - 9.2%
3,344	Costco Wholesale Corporation	2,883,665
26,950	Walmart, Inc.	3,002,499
		5,886,164
	RETAIL - DISCRETIONARY - 5.6%
16,950	TJX Companies, Inc. (The)	2,603,690
43,500	Warby Parker, Inc.(a)	947,865
		3,551,555
	SEMICONDUCTORS - 0.9%
1,950	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	592,586

	SOFTWARE - 17.4%
4,430	Intuit, Inc.	2,934,521
6,122	Microsoft Corporation	2,960,722
4,675	Salesforce, Inc.	1,238,454
25,500	ServiceNow, Inc.(a)	3,906,345
		11,040,042
	TECHNOLOGY HARDWARE - 4.6%
10,885	Apple, Inc.	2,959,196

	TOTAL COMMON STOCKS (Cost $47,186,453)	63,572,928

The accompanying notes are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
159,953	First American Treasury Obligations Fund, Class X, 3.65% (Cost $159,953)(b)	$159,953

	TOTAL INVESTMENTS - 100.1% (Cost $47,346,406)	$63,732,881
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(60,308)
	NET ASSETS - 100.0%	$63,672,573

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 85.3%
	ALTERNATIVE - 4.4%
21,339	AQR Long-Short Equity Fund, Class N	$438,731

	OPEN-END FUNDS - 80.9%
728,191	Catalyst Systematic Alpha Fund, Class I(a)	7,870,430
24,671	Catalyst/CIFC Senior Secured Income Fund, Class I(a)	227,216
2,729	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)	30,016
		8,127,662

	TOTAL OPEN END FUNDS (Cost $9,048,036)	8,566,393

Principal		Coupon Rate
Amount ($)		(%)	Maturity Date
	U.S. GOVERNMENT & AGENCIES — 5.8%
	U.S. TREASURY BILLS — 5.8%
600,000	United States Treasury Bill(b),(c)	3.4600	09/03/26	586,326

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $585,804)			586,326

Shares
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
32,042	First American Treasury Obligations Fund, Class X, 3.65% (Cost $32,042)(d)			32,042

	TOTAL INVESTMENTS - 91.4% (Cost $9,665,882)			$9,184,761
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.6%			863,348
	NET ASSETS - 100.0%			$10,048,109

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration Date	Notional Amount(e)	Value and Unrealized Appreciation
28	CME E-Mini Standard & Poor’s 500 Index Future	03/23/2026	$9,649,500	$19,725
	TOTAL FUTURES CONTRACTS

See accompanying notes which are an integral part of these financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

(a)	Affiliated company.

(b)	Zero coupon bond. Rate disclosed is the current yield as of December 31, 2025.

(c)	As of December 31, 2025 a portion is held as collateral for futures with a market value of $586,326.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.6%
	EQUITY - 48.6%
31,201	iShares Core S&P 500 ETF, USD Class	$21,370,814

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,243,217)	21,370,814

	SHORT-TERM INVESTMENTS — 33.2%
	MONEY MARKET FUNDS - 33.2%
14,615,968	First American US Treasury Money Market Fund, Class Z, 3.61%(a),(c)	14,615,968
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,615,968)	14,615,968

	TOTAL INVESTMENTS - 81.8% (Cost $31,859,185)	$35,986,782
	OTHER ASSETS IN EXCESS OF LIABILITIES- 18.2%	8,030,172
	NET ASSETS - 100.0%	$44,016,954

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration Date	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
69	CBOT 10 Year US Treasury Note Future	03/23/2026	$7,758,188	$(7,687)
26	CBOT 2 Year US Treasury Note Future	04/01/2026	5,428,516	(1,445)
152	CBOT 5 Year US Treasury Note Future	04/01/2026	16,614,313	(40,835)
132	CBOT Corn Future(c)	03/16/2026	2,905,650	(37,900)
32	CBOT Corn Future(c)	05/15/2026	717,200	(8,800)
45	CBOT US Treasure Bond Futures	03/23/2026	5,201,719	(46,492)
258	CME Australian Dollar Currency Future	03/17/2026	17,216,340	44,800
159	CME British Pound Currency Future	03/17/2026	13,373,888	81,050
76	CME Canadian Dollar Currency Future	03/18/2026	5,557,120	(13,015)
101	CME Euro Foreign Exchange Currency Future	03/17/2026	14,872,250	38,835
7	COMEX Silver Future(c)	03/30/2026	2,471,105	(17,620)
53	Eurex 5 Year Euro BOBL Future	03/09/2026	7,232,707	4,139
2	Eurex DAX Index Future	03/23/2026	1,450,305	12,279
48	Eurex EURO STOXX 50 Future	03/23/2026	3,293,797	51,543
29	Euronext CAC 40 Index Future	01/20/2026	2,778,031	11,148
496	Euronext Milling Wheat Future(c)	03/11/2026	5,528,431	5,050
3	FTSE 100 Index Future	03/23/2026	402,019	4,691
34	FTSE/MIB Index Future	03/23/2026	8,997,898	128,574
20	HKG Hang Seng Index Future	01/30/2026	3,295,506	(23,163)
23	ICE Brent Crude Oil Future(c)	02/02/2026	1,399,550	(26,830)

See accompanying notes which are an integral part of these consolidated financial statements.

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration Date	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
19	ICE Gas Oil Future(c)	02/13/2026	$1,178,000	$(375)
14	MEFF Madrid IBEX 35 Index Future	01/20/2026	2,842,023	40,928
86	Montreal Exchange 10 Year Canadian Bond Future	03/23/2026	7,575,759	(14,155)
3	Montreal Exchange S&P/TSX 60 Index Future	03/20/2026	813,904	(5,977)
19	NYBOT CSC C Coffee Future(c)	03/20/2026	2,484,844	(71,831)
5	NYBOT CSC C Coffee Future(c)	05/19/2026	625,031	(12,582)
14	NYMEX NY Harbor ULSD Futures(c)	02/02/2026	1,247,442	(22,340)
37	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	02/02/2026	2,665,110	(51,534)
31	TSE Japanese 10 Year Bond Futures	03/16/2026	26,206,576	(177,198)
13	TSE TOPIX (Tokyo Price Index) Future	03/13/2026	2,833,160	1,071
	TOTAL LONG FUTURES CONTRACTS			$(155,671)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration Date	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
13	CBOT Soybean Future(c)	03/16/2026	$680,875	$13,275
3	CBOT Soybean Future(c)	05/15/2026	159,150	2,863
44	CBOT Soybean Meal Future(c)	03/16/2026	1,317,360	13,900
11	CBOT Soybean Meal Future(c)	05/15/2026	334,400	2,910
88	CBOT Soybean Oil Future(c)	03/16/2026	2,563,968	11,634
37	CBOT Soybean Oil Future(c)	05/15/2026	1,089,798	3,846
32	CBOT Wheat Future(c)	03/16/2026	811,200	14,700
8	CBOT Wheat Future(c)	05/15/2026	207,400	2,625
3	CME E-Mini NASDAQ 100 Index Future	03/23/2026	1,527,405	16,310
20	CME E-mini Russell 2000 Index Futures	03/23/2026	2,498,000	63,465
195	CME Japanese Yen Currency Future	03/17/2026	15,645,094	114,511
11	CME New Zealand Dollar Currency Future	03/17/2026	634,480	2,160
3	CME Nikkei 225 Index Future	03/13/2026	758,625	1,700
69	CME Swiss Franc Currency Future	03/17/2026	10,960,219	53,369
8	COMEX Copper Future(c)	03/30/2026	1,136,400	(41,762)
2	COMEX Copper Future(c)	05/28/2026	286,900	(13,925)
8	Eurex 10 Year Euro BUND Future	03/09/2026	1,198,966	(3,007)
34	Eurex 30 Year Euro BUXL Future	03/09/2026	4,398,590	(3,435)
163	KCBT Hard Red Winter Wheat Future(c)	03/16/2026	4,195,213	52,625
39	KCBT Hard Red Winter Wheat Future(c)	05/15/2026	1,029,600	24,375
20	Long Gilt Future	03/30/2026	2,463,368	(7,573)
5	NYBOT CSC Cocoa Future(c)	03/17/2026	303,250	(3,900)
68	NYBOT CSC Number 11 World Sugar Future(c)	03/02/2026	1,143,162	12,432
66	NYBOT CTN Number 2 Cotton Future(c)	03/10/2026	2,120,910	9,855
27	NYBOT CTN Number 2 Cotton Future(c)	05/07/2026	885,600	4,070
41	NYMEX Henry Hub Natural Gas Futures(c)	01/29/2026	1,511,260	(19,090)
3	NYMEX Platinum Future(c)	04/29/2026	306,630	31,765
14	SFE S&P ASX Share Price Index 200 Future	03/20/2026	2,026,156	15,635
	TOTAL SHORT FUTURES CONTRACTS			$375,333
	TOTAL OPEN FUTURES CONTRACTS			$219,662

See accompanying notes which are an integral part of these consolidated financial statements.

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 14.2%
	AEROSPACE & DEFENSE - 4.9%
33,400	ATI, Inc.(a)	$3,832,984
14,900	Moog, Inc., Class A	3,628,895
2,400	TransDigm Group, Inc.	3,191,640
		10,653,519
	BANKING - 1.3%
45,100	Citizens Financial Group, Inc.	2,634,291

	DIVERSIFIED INDUSTRIALS - 1.7%
20,000	ITT, Inc.	3,470,200

	HEALTH CARE REIT - 1.9%
21,000	Welltower, Inc.	3,897,810

	INTERNET MEDIA & SERVICES - 1.0%
6,500	Alphabet, Inc., Class A	2,034,500

	LEISURE FACILITIES & SERVICES - 2.0%
138,600	Carnival Corporation	4,232,844

	MEDICAL EQUIPMENT & DEVICES - 1.4%
30,400	Medtronic PLC	2,920,224

	TOTAL COMMON STOCKS (Cost $28,951,775)	29,843,388

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 27.8%
	ASSET MANAGEMENT — 8.5%
27,100	Apollo Global Management, Inc.	6.7500	07/31/26	2,046,592
158,000	Ares Management Corporation	6.7500	10/01/27	7,963,200
150,400	KKR & Company, Inc.	6.2500	03/01/28	7,796,736
				17,806,528

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 27.8% (Continued)
	BANKING — 9.6% (Continued)
8,048	Bank of America Corporation	7.2500	Perpetual	$10,076,096
8,200	Wells Fargo & Company - Series L	7.5000	Perpetual	9,938,400
				20,014,496
	ELECTRIC UTILITIES — 4.4%
190,800	NextEra Energy, Inc.	7.2340	11/01/27	9,301,500

	SEMICONDUCTORS — 2.5%
89,600	Microchip Technology, Inc.	7.5000	03/15/28	5,221,888

	TECHNOLOGY HARDWARE — 2.8%
89,440	Hewlett Packard Enterprise Company	7.6250	09/01/27	5,964,754

	TOTAL PREFERRED STOCKS (Cost $56,346,456)			58,309,166

Principal
Amount ($)
	CONVERTIBLE BONDS — 54.5%
	AUTOMOTIVE — 2.6%
5,200,000	Ford Motor Company(b)	0.0000	03/15/26	5,400,200

	BIOTECH & PHARMA — 1.3%
2,440,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	2,629,100

	E-COMMERCE DISCRETIONARY — 3.4%
8,040,000	Etsy, Inc.	0.2500	06/15/28	7,171,680

	ELECTRIC UTILITIES — 7.2%
6,930,000	Alliant Energy Corporation	3.8750	03/15/26	7,200,270
7,190,000	PPL Capital Funding, Inc.	2.8750	03/15/28	7,891,025
				15,091,295
	GAS & WATER UTILITIES — 3.8%
8,110,000	American Water Capital Corporation	3.6250	06/15/26	8,075,938

	HOME CONSTRUCTION — 3.5%
7,542,000	Meritage Homes Corporation	1.7500	05/15/28	7,417,525

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 54.5% (Continued)
	INTERNET MEDIA & SERVICES — 3.8%
6,089,000	Uber Technologies, Inc.	0.8750	12/01/28	$7,897,433

	LEISURE FACILITIES & SERVICES — 2.5%
5,780,000	DraftKings, Inc.(b)	0.0000	03/15/28	5,280,030

	REAL ESTATE INVESTMENT TRUSTS — 11.5%
8,459,000	Digital Realty Trust, L.P.(c)	1.8750	11/15/29	8,577,426
6,350,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	6,679,565
6,310,000	Ventas Realty, L.P.	3.7500	06/01/26	8,909,720
				24,166,711
	SEMICONDUCTORS — 4.5%
9,952,000	ON Semiconductor Corporation	0.5000	03/01/29	9,414,592

	SOFTWARE — 3.9%
2,150,000	Datadog, Inc.(b)	0.0000	12/01/29	2,144,625
4,032,000	Okta, Inc.	0.3750	06/15/26	3,935,232
2,211,000	PROS Holdings, Inc.	2.2500	09/15/27	2,206,578
				8,286,435
	TECHNOLOGY SERVICES — 6.5%
10,637,000	Global Payments, Inc.	1.5000	03/01/31	9,541,389
4,286,000	Shift4 Payments, Inc.	0.5000	08/01/27	4,118,846
				13,660,235

	TOTAL CONVERTIBLE BONDS (Cost $113,837,235)			114,491,174

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.3%
	MONEY MARKET FUNDS - 3.3%
6,977,853	First American Treasury Obligations Fund, Class X, 3.65% (Cost $6,977,853)(d)	$6,977,853

	TOTAL INVESTMENTS - 99.8% (Cost $206,113,319)	$209,621,581
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	494,184
	NET ASSETS - 100.0%	$210,115,765

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is $15,256,991 or 7.3% of net assets.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.7%
	ASSET MANAGEMENT — 0.7%
30	Eaton Vance Ltd. Duration Income Fund Series A(a)	5.8750	Perpetual	$645,000
12	Eaton Vance Ltd. Duration Income Fund Series B(a)	5.8750	Perpetual	258,000
61	Eaton Vance Ltd. Duration Income Fund Series C(a)	5.8750	Perpetual	1,311,500
29	Eaton Vance Ltd. Duration Income Fund Series D(a)	5.8750	Perpetual	623,500
24	Eaton Vance Ltd. Duration Income Fund Series E(a)	5.8750	Perpetual	516,000
88	Eaton Vance Senior Floating-Rate Trust Series A(a)	5.8750	Perpetual	1,892,000
46	Eaton Vance Senior Floating-Rate Trust Series B(a)	5.8750	Perpetual	989,000
136	Eaton Vance Senior Floating-Rate Trust Series C(a)	6.0830	Perpetual	2,924,000
18	Eaton Vance Senior Floating-Rate Trust Series D	5.8750	Perpetual	387,000
				9,546,000

	TOTAL PREFERRED STOCKS (Cost $9,552,875)			9,546,000

Principal
Amount ($)		Spread
	ASSET BACKED SECURITIES — 79.7%
	AGENCY MORTGAGE BACKED SECURITIES — 0.2%
120,266	Fannie Mae Grantor Trust Series 1999-T2 A2(b)		4.4720	01/19/39	110,619
195,004	Fannie Mae Interest Strip Series 362 2(c)		4.5000	08/25/35	23,012
539,347	Fannie Mae REMIC Trust Series 2002-W6 2A(b)		7.5000	06/25/42	543,801
143,148	Fannie Mae REMICS Series 2010-55 SH(c),(d)	-(SOFR30A + 0.114%) + 6.500%	2.5110	05/25/40	3,156
242,138	Fannie Mae REMICS Series 2018-95 SA(c),(d)	-(SOFR30A + 0.114%) + 6.150%	2.1610	01/25/49	23,313
220,759	Fannie Mae Trust Series 2004-W1 3A(b)		5.2530	01/25/43	219,321
217,332	Freddie Mac REMICS Series 3753 SB(c),(d)	-(SOFR30A + 0.114%) + 6.000%	1.9020	11/15/40	20,990
212,539	Freddie Mac Strips Series 365 257(b),(c)		4.5000	05/15/49	39,311
1,727,556	FREMF Mortgage Trust Series 2017-KF41(d),(e)	SOFR30A + 2.614%	6.5800	01/25/26	1,750,603
99,946	Government National Mortgage Association Series 2003-12 S(c),(d)	-(TSFR1M + 0.114%) + 7.550%	3.4760	02/20/33	8,609
100,015	Government National Mortgage Association Series 2011-71 SG(c),(d)	-(TSFR1M + 0.114%) + 5.400%	1.5520	05/20/41	7,577
121,125	Government National Mortgage Association Series 2011-89 SA(c),(d)	-(TSFR1M + 0.114%) + 5.450%	1.6020	06/20/41	9,321
1,177,126	Government National Mortgage Association Series 2013-43 IO(b),(c)		0.0220	08/16/48	235
					2,759,868

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	AUTO LOAN — 0.1%
1,083,981	CAL Receivables, LLC Series 2022-1 B(d),(e)	SOFR30A + 4.350%	8.3340	10/15/26	$1,083,931

	CDO — 1.4%
2,800,000	Attentus CDO III Ltd. Series 3A D(a),(d),(e)	TSFR3M + 1.912%	5.8230	10/11/42	601,051
2,403,950	Kodiak CDO II Ltd. Series 2A B1(a),(d),(e)	TSFR3M + 1.162%	5.0310	11/07/42	1,819,869
3,043,431	Nomura CRE CDO Ltd. Series 2007-2A D(d),(e)	TSFR3M + 0.712%	4.5800	05/21/42	—
7,898,391	Taberna Preferred Funding I Ltd. Series 1A A2(a),(d),(e)	TSFR3M + 0.962%	4.8960	07/05/35	5,899,482
4,000,000	Taberna Preferred Funding I Ltd. Series 1A B2(a),(d),(e)	TSFR3M + 1.362%	5.2960	07/05/35	2,117,728
7,250,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(a),(d),(e)	TSFR3M + 0.912%	4.8120	11/05/35	5,273,817
4,622,600	Taberna Preferred Funding V Ltd. Series 5A A1B(a),(d),(e)	TSFR3M + 0.762%	4.6622	08/05/36	2,599,110
					18,311,057
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
1,001,317	BCAP, LLC Trust Series 2011-RR5-I 6A2(b),(e)		4.7270	02/26/36	931,531
1,828,314	BCAP, LLC Trust Series 2011-RR4-I 1A6(b),(e)		4.5790	03/26/36	1,156,032
425,626	Impac Secured Assets Trust Series 2006-3 A1(d)	TSFR1M + 0.454%	4.1860	11/25/36	393,333
2,043,317	IndyMac INDX Mortgage Loan Trust Series 2004-AR3 AX2(b)		4.4820	07/25/34	1,907,232
2,118,719	Lehman Structured Securities Corporation Series 1 A1(d),(e)	TSFR1M + 0.454%	4.1860	09/26/45	2,078,107
191,571	Nomura Asset Acceptance Corp Alternative Loan Series 1 1A6(f)		6.3200	03/25/47	181,231
1,276,829	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(f)		6.4570	03/25/47	1,207,767
785,841	Opteum Mortgage Acceptance Corporation Asset Backed Series 1 M9(d)	TSFR1M + 2.889%	6.6210	02/25/35	941,414
554,822	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	555,638
					9,352,285
	HOME EQUITY — 0.0%(g)
58,154	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 1A(d)	US0001M + 0.140%	4.0050	01/15/37	56,422
214,279	CWHEQ Revolving Home Equity Loan Trust Series Series C 2A(d)	TSFR1M + 0.294%	4.0450	07/15/35	203,373
					259,795
	NON AGENCY CMBS — 35.6%
12,868,174	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(b),(e)		5.6298	08/10/45	1,672,863
184,553	Banc of America Commercial Mortgage Trust Series 2006-4 C(b)		5.7540	07/10/46	180,828
150,297	Bayview Commercial Asset Trust Series 2005-2A A2(d),(e)	TSFR1M + 0.639%	4.3710	08/25/35	146,042
75,149	Bayview Commercial Asset Trust Series 2005-2A M1(d),(e)	TSFR1M + 0.759%	4.4910	08/25/35	72,667
197,077	Bayview Commercial Asset Trust Series 2005-2A B1(d),(e)	TSFR1M + 1.839%	5.5710	08/25/35	211,904
285,774	Bayview Commercial Asset Trust Series 2005-3A A1(d),(e)	US0001M + 0.480%	4.5490	11/25/35	279,102

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON AGENCY CMBS — 35.6% (Continued)
156,282	Bayview Commercial Asset Trust Series 2005-3A M5(d),(e)	TSFR1M + 1.074%	5.0290	11/25/35	$164,886
189,772	Bayview Commercial Asset Trust Series 2005-3A B1(d),(e)	TSFR1M + 1.764%	5.7190	11/25/35	223,974
916,837	Bayview Commercial Asset Trust Series 2005-3A B2(d),(e)	TSFR1M + 2.559%	6.5140	11/25/35	1,034,283
515,301	Bayview Commercial Asset Trust Series 2005-3A B3(d),(e)	TSFR1M + 4.614%	8.5690	11/25/35	582,714
288,640	Bayview Commercial Asset Trust Series 2006-1A M3(d),(e)	TSFR1M + 0.744%	4.4760	04/25/36	269,142
440,753	Bayview Commercial Asset Trust Series 2006-1A M5(d),(e)	US0001M + 0.840%	4.6860	04/25/36	411,333
470,953	Bayview Commercial Asset Trust Series 2006-1A M6(d),(e)	TSFR1M + 1.074%	4.8060	04/25/36	439,990
523,688	Bayview Commercial Asset Trust Series 2006-1A B1(d),(e)	TSFR1M + 1.689%	5.4210	04/25/36	498,050
78,926	Bayview Commercial Asset Trust Series 2006-2A B1(d),(e)	TSFR1M + 1.419%	5.1510	07/25/36	76,418
50,607	Bayview Commercial Asset Trust Series 2006-2A B2(d),(e)	TSFR1M + 2.319%	6.0510	07/25/36	1,014,184
129,772	Bayview Commercial Asset Trust Series 2006-4(d),(e)	TSFR1M + 0.459%	4.1910	12/25/36	124,817
472,121	Bayview Commercial Asset Trust Series 2006-SP2 M5(d),(e)	TSFR1M + 0.849%	4.8040	01/25/37	445,273
552,950	Bayview Commercial Asset Trust Series 2006-SP2 M6(d),(e)	TSFR1M + 0.954%	4.9090	01/25/37	520,025
1,615,986	Bayview Commercial Asset Trust Series 2007-2A M1(d),(e)	TSFR1M + 0.669%	4.4010	07/25/37	1,519,805
1,113,940	Bayview Commercial Asset Trust Series 2007-2A M2(d),(e)	TSFR1M + 0.729%	4.4610	07/25/37	1,110,508
1,044,690	Bayview Commercial Asset Trust Series 2007-3 M5(d),(e)	TSFR1M + 1.014%	4.9690	07/25/37	1,125,955
5,619,474	BB-UBS Trust Series 2012-TFT B(b),(e)		3.5590	06/05/30	5,546,636
167,249	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(b)		5.5660	01/12/45	165,994
1,517,795	CD Mortgage Trust Series 2007-CD5 G(b),(e)		6.3690	11/15/44	1,510,613
3,573,885	CD Mortgage Trust Series 2017-CD5 XA(b),(c)		0.7690	08/15/50	28,983
326,800	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(e)		5.0800	12/15/47	316,574
9,685,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(b),(e)		5.0800	12/15/47	9,294,469
13,388,863	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(d),(e)	TSFR1M + 1.264%	5.0150	06/15/31	13,030,222
4,828,945	Citigroup Commercial Mortgage Trust Series 2012-GC8 C(b),(e)		5.1240	09/10/45	4,726,281
422,000	Citigroup Commercial Mortgage Trust Series 2012-GC8 D(b),(e)		5.2950	09/10/45	264,913
1,303,908	Citigroup Commercial Mortgage Trust Series 2014-GC21 C(b)		4.7800	05/10/47	1,274,819
6,198,389	COMM Mortgage Trust Series 2012-CCRE1 D(b),(e)		5.1030	05/15/45	5,710,597
4,736,411	COMM Mortgage Trust Series 2013-CCRE9 E(b),(e)		4.4260	07/10/45	4,698,697
19,694,173	COMM Mortgage Trust Series 2012-CCRE3 B(e)		3.9220	10/15/45	19,001,910
1,960,000	COMM Mortgage Trust Series 2012-CCRE5 E(b),(e)		4.5410	12/10/45	1,837,369
1,940,000	COMM Mortgage Trust Series 2012-CCRE5 F(b),(e)		4.5410	12/10/45	1,683,022
1,900,000	COMM Mortgage Trust Series 2013-LC6 F(e)		3.5000	01/10/46	1,616,448
11,274,000	COMM Mortgage Trust Series 2013-LC6 E(e)		3.5000	01/10/46	10,659,209
67,980	COMM Mortgage Trust Series 2013-LC6 D(b),(e)		3.7360	01/10/46	66,364

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON AGENCY CMBS — 35.6% (Continued)
3,128,200	COMM Mortgage Trust Series 2013-CCRE6 C(b),(e)		3.7770	03/10/46	$3,086,773
6,318,749	COMM Mortgage Trust Series 2013-CCRE7 D(b),(e)		4.2450	03/10/46	5,863,295
1,116,941	COMM Mortgage Trust Series 2014-CR14 B(b)		3.5530	02/10/47	1,097,419
1,380,000	COMM Mortgage Trust Series 2014-CR14 C(b)		3.5530	02/10/47	1,342,081
2,313,809	COMM Mortgage Trust Series 2014-UBS3 B		4.3130	06/10/47	2,216,633
9,861,904	COMM Mortgage Trust Series 2014-CCRE18 E(e)		3.6000	07/15/47	9,324,694
5,223,000	COMM Mortgage Trust Series 2014-LC17 E(e)		3.1140	10/10/47	4,936,732
8,762,118	COMM Mortgage Trust Series 2015-CCRE22 B(b)		3.9260	03/10/48	8,444,473
699,902	COMM Mortgage Trust Series 2015-CCRE23 D(b)		4.1880	05/10/48	689,914
15,146,777	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(e)		3.4000	10/05/30	15,007,223
5,790,000	Commercial Mortgage Pass Through Certificates Series 2012-LTRT B(e)		3.8000	10/05/30	5,587,466
19,164	Credit Suisse Commercial Mortgage Trust Series C4 C(b),(e)		5.5220	09/15/39	18,875
1,597,198	Csail Commercial Mortgage Trust Series 2015-C2 C(b)		4.0440	06/15/57	1,540,645
6,024,430	DBUBS Mortgage Trust Series 2011-LC3A D(b),(e)		5.3500	08/10/44	5,818,972
371,187	FREMF Mortgage Trust Series 2020-KF74 C(d),(e)	SOFR30A + 6.364%	10.3730	01/25/27	367,715
138,373	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(b),(e)		5.7780	03/18/49	131,933
6,350,000	GS Mortgage Securities Corporation Trust Series 2012-TMSQ C(b),(e)		3.7210	04/10/31	6,189,769
137,267	GS Mortgage Securities Corporation Trust Series 2012-TMSQ B(b),(e)		3.7210	04/10/31	136,075
20,651,000	GS Mortgage Securities Trust Series 2011-GC5 B(b),(e)		5.1660	08/10/44	20,096,286
2,543,737	GS Mortgage Securities Trust Series 2007-GG10 AJ(b)		0.1988	08/10/45	330,686
11,653,721	GS Mortgage Securities Trust Series 2012-GCJ9 D(b),(e)		4.5880	11/10/45	11,550,945
8,107,357	GS Mortgage Securities Trust Series 2013-GC14 F(b),(e)		3.8910	08/10/46	8,021,532
128,618	Impac CMB Trust Series 2004-8 3M2(d)	TSFR1M + 1.689%	5.4210	08/25/34	125,560
89,043	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	6.4710	08/25/34	90,500
3,500,000	JP Morgan Chase Commercial Mortgage Series MINN A(d),(e)	TSFR1M + 1.317%	5.0670	11/15/35	3,369,633
20,272,171	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(e)		3.9100	05/05/30	19,562,644
12,950,000	JP Morgan Chase Commercial Mortgage Securities Series C2 F(e)		3.3920	11/15/43	9,329,828
12,770,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(b),(e)		5.5820	11/15/43	12,014,599
2,004,065	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(b),(e)		5.5820	11/15/43	1,819,522
1,358,000	JP Morgan Chase Commercial Mortgage Securities(b),(e)		4.9640	05/15/45	1,266,017
16,623,288	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 E(b),(e)		4.9640	05/15/45	16,328,491

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON AGENCY CMBS — 35.6% (Continued)
236,707	JP Morgan Chase Commercial Mortgage Securities Series C6 D(b)		4.9640	05/15/45	$235,764
6,612,105	JP Morgan Chase Commercial Mortgage Securities Series CBX E(b),(e)		4.6900	06/15/45	6,402,237
564,811	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(b),(e)		5.0130	02/15/46	542,430
9,260,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(b),(e)		5.3600	02/15/46	8,785,745
2,856,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 D(b),(e)		5.5260	02/15/46	2,603,748
107,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		4.1900	04/15/46	5,618
516,640	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(b),(e)		3.5710	12/15/47	509,730
1,578,930	JP Morgan Chase Commercial Mortgage Securities Series C10 C(b)		4.1040	12/15/47	1,525,922
5,960,582	JPMBB Commercial Mortgage Securities Trust Series C15 D(b),(e)		4.7479	11/15/45	5,465,247
2,355,000	LBSBN Series 2005-2A PS(h)		0.0000	09/27/30	2,355,000
2,000,000	LOANME Trust SBL Series 2019-1 C(e),(f)		15.0000	08/15/30	95,000
504,119	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(b)		7.6660	09/12/49	466,054
228,575	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(b)		7.6950	09/12/49	211,315
10,305,615	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 D(b),(e)		4.3446	11/15/45	8,941,929
4,341,086	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 C(b)		4.5360	11/15/45	3,922,763
350,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C9 C(b)		3.7070	05/15/46	327,520
7,025,614	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(b)		3.9520	07/15/46	6,523,145
4,930,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C10 D(b),(e)		3.9520	07/15/46	4,133,099
8,538,236	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(b)		4.0750	08/15/46	8,261,089
4,158,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 D(b),(e)		4.6990	10/15/46	3,809,444
4,546,817	Morgan Stanley Bank of America Merrill Lynch Trust Series C18 E(e)		3.0000	10/15/47	4,356,591
1,429,793	Morgan Stanley Bank of America Merrill Lynch Trust Series C8 F(b),(e)		4.1750	12/15/48	1,300,855
59,545	Morgan Stanley Capital I Trust Series 2011-C2 D(b),(e)		5.2110	06/15/44	58,307
10,180,000	Morgan Stanley Capital I Trust Series 2011-C2 E(b),(e)		5.2110	06/15/44	9,803,338
869,564	Morgan Stanley Capital I Trust Series 2011-C3 E(b),(e)		4.9400	07/15/49	858,345
2,064,950	Morgan Stanley Capital I Trust Series 2011-C3 F(b),(e)		4.9400	07/15/49	1,994,188
1,770,000	MSRW Pass-Through Trust Series 2025-CC D(e)		8.3170	08/15/30	1,787,617
5,000,000	OWS Real Estate Finance, LLC Series MARG2 A(d),(e)	TSFR1M + 4.000%	7.7510	08/15/27	5,004,625
38,500,000	TMSQ Mortgage Trust Series 2014-1500 XA(b),(c),(e)		0.1550	10/10/36	145,761
496,481	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B(b),(e)		3.6490	03/10/46	485,353

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON AGENCY CMBS — 35.6% (Continued)
3,771,068	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(e)		3.7200	03/10/46	$3,524,720
2,477,250	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 D(b),(e)		3.7200	03/10/46	1,995,160
5,190,585	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(b),(e)		5.9970	01/10/45	4,007,450
1,046,110	VA Gilbert AZ Subordinated Note Lease-Backed Pass-Through Trust(e)		12.9970	03/15/34	1,247,233
1,436,119	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(b),(e)		5.5490	10/15/44	1,456,908
12,052,740	WFLD Mortgage Trust Series 2014-MONT A(b),(e)		3.7550	08/10/31	11,650,548
840,000	WFLD Mortgage Trust Series 2014-MONT B(b),(e)		3.7550	08/10/31	801,050
669,351	WFRBS Commercial Mortgage Trust Series 2013-C11 B(b)		3.7140	03/15/45	667,504
9,547,065	WFRBS Commercial Mortgage Trust Series 2012-C9 G(b),(e)		4.7190	11/15/45	9,357,023
8,901,600	WFRBS Commercial Mortgage Trust Series 2012-C9 F(b),(e)		4.7190	11/15/45	8,766,247
3,342,922	WFRBS Commercial Mortgage Trust Series 2012-C9 E(b),(e)		4.7190	11/15/45	3,321,801
14,507,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(b)		3.8170	06/15/46	12,833,447
6,956,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(b),(e)		3.8302	06/15/46	4,396,019
10,667,262	WFRBS Commercial Mortgage Trust Series 2013-C14 B(b)		3.8410	06/15/46	10,107,101
4,444,637	WFRBS Commercial Mortgage Trust Series 2013-C15 B(b)		4.1450	08/15/46	4,363,266
1,255,026	WFRBS Commercial Mortgage Trust Series 2014-LC14 D(b),(e)		4.5860	03/15/47	1,216,931
3,016,064	WFRBS Commercial Mortgage Trust Series 2014-C21 B(b)		4.2130	08/15/47	2,943,377
6,647,000	WFRBS Commercial Mortgage Trust Series 2014-C25 E(e)		3.3200	11/15/47	6,355,442
4,927,410	WFRBS Commercial Mortgage Trust Series 2014-C25 D(b),(e)		3.8030	11/15/47	4,774,025
547,388	WFRBS Commercial Mortgage Trust Series 2014-C23 AS(b)		4.2100	10/15/57	532,082
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(d),(e)	SOFRRATE + 3.120%	6.9870	01/06/26	2,991,207
					457,491,133
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6%
1,300,807	ABFC Trust Series 2002-WF2 CE(h)		0.0000	11/25/29	1,124,851
156,358	ABFC Trust Series 2003-OPT1 A3(d)	TSFR1M + 0.794%	4.5260	04/25/33	155,197
183,427	ABFS Mortgage Loan Trust Series 2000-1 A1(f)		8.4250	07/15/31	155,664
79,194	ABFS Mortgage Loan Trust Series 2000-3 A(f)		8.1100	09/15/31	63,734
891,221	ABFS Mortgage Loan Trust Series 2001-3 A2(e),(f)		6.1700	03/15/32	876,669
2,136,908	ABFS Mortgage Loan Trust Series 2002-1 A5(f)		7.0100	12/15/32	1,757,058
520,736	ABFS Mortgage Loan Trust Series 2003-1 M(d)	TSFR1M + 2.364%	6.1150	08/15/33	521,658
760,147	ABFS Mortgage Loan Trust Series 2002-4 M1(f)		4.6000	12/15/33	586,486
688,441	Accredited Mortgage Loan Trust Series 2004-3 2A6(d)	TSFR1M + 0.984%	4.7160	10/25/34	667,105
3,371,999	Accredited Mortgage Loan Trust Series 2005-1 M5(d)	TSFR1M + 3.414%	5.4030	04/25/35	3,502,295

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
2,304,331	ACE Securities Corp Home Equity Loan Trust Series HE1 CE(h)		0.0000	11/20/31	$2,100,000
210,558	ACE Securities Corp Home Equity Loan Trust Series TC1 M2(d)	TSFR1M + 3.039%	6.7710	06/25/33	203,450
205,731	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(d)	TSFR1M + 1.764%	5.4960	03/25/34	205,317
24,655	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(d)	TSFR1M + 1.164%	4.8960	07/25/34	24,439
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(d),(e)	TSFR1M + 5.364%	9.3200	07/25/34	462,610
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(d)	TSFR1M + 3.614%	7.3460	05/25/35	1,781,149
245,493	ACE Securities Corp Home Equity Loan Trust Series Series HE3 M3(d)	TSFR1M + 5.379%	9.1110	10/25/32	499,996
128,976	ACE Securities Corp Home Equity Loan Trust Series Series OP1 M1(d)	TSFR1M + 1.164%	4.8960	12/25/33	131,457
40,822	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(e),(i)		0.0000	08/15/30	40,305
73,331	Adjustable Rate Mortgage Trust Series 2005-2 3A1(b)		6.8090	06/25/35	73,097
68,346	Adjustable Rate Mortgage Trust Series 2005-4 1A1(b)		3.3910	08/25/35	53,202
481,537	Adjustable Rate Mortgage Trust Series 2005-5 2A1(b)		5.4080	09/25/35	419,221
158,459	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(d)	TSFR1M + 0.634%	4.3660	11/25/35	139,700
188,585	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(d)	TSFR1M + 0.654%	4.3860	11/25/35	163,528
58,075	Adjustable Rate Mortgage Trust Series 2005-10 3A31(b)		3.8880	01/25/36	52,533
148,616	Adjustable Rate Mortgage Trust Series 2005-10 3A11(b)		3.8880	01/25/36	131,843
97,850	Adjustable Rate Mortgage Trust Series 2005-10 6A1(d)	TSFR1M + 0.654%	4.3860	01/25/36	93,424
547,762	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(d)	TSFR1M + 3.264%	6.9960	09/25/34	497,479
2,144,333	AFC Trust Series 1999-3 2A(d)	TSFR1M + 0.904%	4.6360	09/28/29	2,044,956
680,845	AFC Trust Series 2000-2 1A(d)	US0001M + 0.790%	4.8590	06/25/30	655,514
58,973	AFC Trust Series 2000-4 1A(d),(e)	TSFR1M + 0.884%	4.6160	01/25/31	58,743
184,379	Alternative Loan Trust Series 2004-J6 M(b)		9.8120	11/25/31	185,064
44,581	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	44,503
740,364	Alternative Loan Trust Series 2004-8CB M3(d)	US0001M + 2.850%	6.6960	06/25/34	978,638
376,066	Alternative Loan Trust Series 2005-43 5A1(b)		5.3070	09/25/35	338,007
991,199	Alternative Loan Trust Series 2006-OC2 2A3(d)	TSFR1M + 0.694%	4.4260	02/25/36	932,637
1,468,738	Alternative Loan Trust Series 2006-J6 A2(c),(d)	-(TSFR1M + 0.114%) + 5.500%	1.6540	09/25/36	162,944
1,203,883	Alternative Loan Trust Series 2006-J6 A1(d)	TSFR1M + 0.614%	2.3260	09/25/36	434,550
632,272	Alternative Loan Trust Series 2006-32CB A2(c),(d)	-(TSFR1M + 0.114%) + 5.330%	1.4840	11/25/36	62,705
380,887	Alternative Loan Trust Series 2006-32CB A1(d)	TSFR1M + 0.784%	2.8630	11/25/36	168,961
330,959	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	329,972
6,233,212	American Home Mortgage Investment Trust Series 2005-2 5A4D(f)		5.8280	09/25/35	4,531,852
341,902	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(d)	TSFR1M + 2.964%	6.6960	08/25/32	340,122

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
87,077	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(d)	TSFR1M + 4.614%	3.2300	01/25/33	$85,960
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(d)	TSFR1M + 2.874%	6.6060	05/25/34	938,662
100,466	Ameriquest Mortgage Securities, Inc. Asset Backed Series R1 M1(d)	TSFR1M + 0.909%	4.6410	02/25/34	126,054
107,356	Ameriquest Mortgage Securities, Inc. Asset Backed Pass Through Certificates Series AR1 M1(d)	TSFR1M + 1.179%	3.2140	09/25/32	110,612
2,124,070	Ameriquest Mortgage Securities, Inc. Asset Backed Pass Through Certificates Series 2002-C M1(d)	TSFR1M + 3.489%	7.2210	11/25/32	2,261,508
420,182	Ameriquest Mortgage Securities, Inc. Asset-Backed Series AR3 M5(d)	TSFR1M + 5.739%	2.8040	06/25/33	380,575
696,535	Ameriquest Mortgage Securities, Inc. Asset-Backed Series 11 M6(d)	TSFR1M + 5.739%	4.3340	11/25/33	685,997
646,933	Ameriquest Mortgage Securities, Inc. Asset-Backed Series R1 A2(d)	TSFR1M + 0.714%	4.4460	02/25/34	645,091
139,012	Amortizing Residential Collateral Trust Series 2002-BC5 M2(d)	TSFR1M + 1.914%	5.6460	07/25/32	164,234
171,980	Amresco Residential Securities Corporation Mort Loan Series 1999-1 M1(d)	TSFR1M + 0.864%	4.6400	11/25/29	148,238
889,697	Argent Securities, Inc. Asset-Backed Pass-Through Series 2003-W3 M5(d)	TSFR1M + 5.739%	3.9130	09/25/33	815,083
304,452	Argent Securities, Inc. Asset-Backed Pass-Through Series W6 AV1(d)	TSFR1M + 0.974%	4.7060	01/25/34	298,107
143,084	Argent Securities, Inc. Asset-Backed Pass-Through Series W9 M1(d)	TSFR1M + 0.984%	3.9230	06/26/34	150,267
329,935	Argent Securities, Inc. Asset-Backed Pass-Through Series W11 M3(d)	TSFR1M + 1.239%	4.9710	11/25/34	333,771
199,763	Argent Securities, Inc. Asset-Backed Pass-Through Series W2 M1(d)	TSFR1M + 0.849%	4.5810	10/25/35	198,912
2,502,654	Asset Backed Securities Corporation Home Equity Loan Series 2003- HE1 M3(d)	TSFR1M + 5.364%	9.1150	01/15/33	2,327,037
237,927	Asset Backed Securities Corporation Home Equity Loan Series HE6 A2(d)	TSFR1M + 0.794%	4.5260	11/25/33	288,258
1,066,726	Asset Backed Securities Corporation Home Equity Loan Series HE6 A3B(d)	TSFR1M + 1.074%	4.8060	11/25/33	1,081,223
476,316	Banc of America Alternative Loan Trust Series 2006-4 1A2(c),(d)	-(TSFR1M + 0.114%) + 5.150%	1.3040	05/25/46	27,164
471,993	Banc of America Alternative Loan Trust Series 2006-4 1A1(d)	TSFR1M + 0.964%	4.6960	05/25/46	410,872
258,670	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	237,738
208,748	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	191,852
549,047	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	504,619
966,884	Banc of America Funding Corporation Series 2008-1 A2(b)		4.4190	09/25/48	938,492
556,949	Banc of America Funding Trust Series 2016-R2 1A2(b),(e)		10.4330	05/01/33	583,871
47,957	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	12,257
38,223	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	33,653
366,142	Banc of America Funding Trust Series 2004-B 6A1(b)		2.8310	12/20/34	306,858
118,058	Banc of America Funding Trust Series 2005-B 1A1(b)		5.4430	04/20/35	115,214
1,137,749	Banc of America Funding Trust Series 2005-E 2A1(b)		3.9250	05/20/35	1,016,196

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
1,987,332	Banc of America Funding Trust Series 2015-R8 3A2(b),(e)		4.5500	08/26/35	$1,576,024
43,030	Banc of America Funding Trust Series 2005-8 30PO(j)		-	01/25/36	28,307
1,085,099	Banc of America Funding Trust Series 2006-A 5A1(b)		3.5300	02/20/36	1,090,532
832,561	Banc of America Funding Trust Series 2006-A 4A1(b)		5.4460	02/20/36	809,027
361,777	Banc of America Funding Trust Series 2006-B 7A1(b)		4.4530	03/20/36	317,043
148,968	Banc of America Funding Trust Series 2006-B 1A1(b)		6.8720	03/20/36	144,664
118,908	Banc of America Funding Trust Series 2006-C 4A1(b)		5.5630	04/20/36	106,308
473,876	Banc of America Funding Trust Series 2006-D 2A1(b)		3.4990	05/20/36	442,060
2,871	Banc of America Funding Trust Series 2006-G 3A3(d)	TSFR12M + 2.465%	5.9700	07/20/36	2,858
108,106	Banc of America Funding Trust Series 2006-F 1A2(b)		6.2130	07/20/36	90,995
88,331	Banc of America Funding Trust Series 2006-I 5A1(b)		3.4360	10/20/46	75,845
230,126	Banc of America Funding Trust Series 2006-J 4A1(b)		4.8820	01/20/47	199,019
1,139,156	Banc of America Funding Trust Series 2007-5 7A5		6.5000	07/25/47	886,172
310,834	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	169,179
324,239	Banc of America Funding Trust Series 2009-R9 3A3(b),(e)		3.4350	11/25/56	256,172
3,771,344	Banc of America Mortgage Trust Series 2004-G 3A1(b)		5.1780	08/25/34	2,493,221
28,913	Banc of America Mortgage Trust Series 2005-A 2A2(b)		5.1060	02/25/35	28,204
577,958	Banc of America Mortgage Trust Series 2005-G 4A3(b)		3.4810	08/25/35	520,034
575,868	Banc of America Mortgage Trust Series 2005-I 4A1(b)		6.5940	10/25/35	576,673
2,450	Banc of America Mortgage Trust Series 2006-A 1A1(b)		6.8690	02/25/36	2,335
57,925	Banc of America Mortgage Trust Series 2006-B 2A1(b)		4.9530	11/20/46	51,493
969,679	Bayview Financial Asset Trust Series 2007-SR1A A(d),(e)	TSFR1M + 0.564%	4.2960	03/25/37	979,954
2,415,779	Bayview Financial Asset Trust Series 2007-SR1A M1(d),(e)	TSFR1M + 0.914%	4.6460	03/25/37	2,443,565
1,579,936	Bayview Financial Asset Trust Series 2007-SR1A M2(d),(e)	TSFR1M + 1.014%	4.7460	03/25/37	1,602,526
942,743	Bayview Financial Asset Trust Series 2007-SR1A M3(d),(e)	TSFR1M + 1.264%	4.9960	03/25/37	964,907
2,287,836	Bayview Financial Asset Trust Series 2007-SR1A M4(d),(e)	TSFR1M + 1.614%	5.3460	03/25/37	2,329,517
733,415	Bayview Financial Mortgage Pass-Through Trust Series D M2(b)		5.5000	12/28/35	724,819
418,702	Bayview Financial Mortgage Pass-Through Trust Series A B1(d)	TSFR1M + 4.239%	7.9670	02/28/44	495,259
634,018	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B2(d)	US0001M + 5.250%	9.0920	08/28/44	669,297
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(b),(e)		5.3670	12/27/34	4,089,059
1,621,995	BCAP, LLC Trust Series 2009-RR10 1A2(b),(e)		5.9940	02/26/36	1,603,771
1,004,767	BCAP, LLC Trust Series 2010-RR11 3A3(b),(e)		4.3370	06/27/36	962,077
3,630,701	BCAP, LLC Trust Series 2012-RR8 4A6(b),(e)		2.5590	11/20/36	3,123,187
1,481,695	BCMSC Trust Series 1998-B M1(b)		6.8100	10/15/28	1,470,774

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
878,473	BCMSC Trust Series 1998-C M1(b)		7.5100	01/15/29	$877,184
519,737	BCMSC Trust Series 1999-A M1(b)		6.7850	03/15/29	516,670
731,888	BCMSC Trust Series 1999-B A2(b)		0.5810	12/15/29	40,210
611,382	BCMSC Trust Series 1999-B A3(b)		0.5810	12/15/29	34,577
4,944,914	BCMSC Trust Series 1999-B A5(b)		0.5810	12/15/29	289,790
737,790	BCMSC Trust Series 1999-B A6(b)		0.5810	12/15/29	45,670
122,740	Bear Stearns ALT-A Trust Series 2004-12 2A4(b)		4.2040	01/25/35	116,813
1,335,760	Bear Stearns ALT-A Trust Series 2005-10 11A1(d)	TSFR1M + 0.614%	4.3460	01/25/36	1,279,832
1,958,375	Bear Stearns ALT-A Trust Series 2006-1 11A1(d)	TSFR1M + 0.594%	4.3260	02/25/36	1,876,429
366,798	Bear Stearns ALT-A Trust Series 2006-3 35A1(b)		2.8230	05/25/36	172,474
142,351	Bear Stearns ALT-A Trust Series 2006-3 1A1(d)	TSFR1M + 0.494%	4.2260	05/25/36	124,203
52,066	Bear Stearns ALT-A Trust Series 2006-3 33A1(b)		5.2110	05/25/36	31,701
185,607	Bear Stearns ARM Trust Series 2004-9 23A1(b)		7.2500	11/25/34	184,186
692,838	Bear Stearns ARM Trust Series 2005-6 3A1(b)		5.8960	08/25/35	676,900
197,959	Bear Stearns ARM Trust Series 2006-4 1A1(b)		6.1640	10/25/36	196,299
737,008	Bear Stearns ARM Trust Series 2007-4 22A1(b)		4.2450	06/25/47	659,960
46,566	Bear Stearns ARM Trust Series 2007-5 3A1(b)		4.4870	08/25/47	40,779
2,678,288	Bear Stearns ARM Trust Series 2007-5 2A1(b)		4.7430	08/25/47	2,443,699
144,270	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M1(d)	TSFRM + 1.014%	4.7462	08/25/34	142,242
1,722,403	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(d)	TSFR1M + 2.814%	6.5460	09/25/34	1,704,056
2,264,987	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(d)	TSFR1M + 6.114%	9.8460	10/25/34	2,264,320
1,006,367	Bear Stearns Asset Backed Securities I Trust Series TC1 M7(d)	TSFR1M + 4.614%	4.8420	05/25/35	1,085,098
960,825	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(d)	TSFR1M + 2.664%	4.8420	05/25/35	989,002
377,670	Bear Stearns Asset Backed Securities I Trust Series TC1 M5(d)	TSFR1M + 2.064%	4.8420	05/25/35	384,243
119,696	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(d)	TSFR1M + 1.114%	4.8460	08/25/35	69,171
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(d),(e)	TSFR1M + 4.614%	4.9120	08/25/35	3,649,152
2,412,279	Bear Stearns Asset Backed Securities I Trust Series HE10 1M2(d)	TSFR1M + 0.464%	4.3710	12/25/36	2,408,255
1,988,241	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(d)	TSFR1M + 0.384%	4.2510	01/25/37	1,920,066
412,397	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(f)		5.7500	10/25/33	489,992
367,823	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(d)	TSFR1M + 1.014%	4.7460	12/25/33	384,026
912,406	Bear Stearns Asset Backed Securities Trust Series SD3 M3(f)		6.0000	09/25/34	1,008,876
3,297,000	Bear Stearns Asset Backed Securities Trust Series 2005-3 M3(d)	TSFR1M + 3.114%	6.8460	09/25/35	3,411,640
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(d)	TSFR1M + 2.364%	6.0960	04/25/36	1,908,307
80,188	Bear Stearns Asset Backed Securities Trust Series 2006-2 M6(d)	TSFR1M + 2.739%	6.4710	07/25/36	80,164

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(d)	TSFR1M + 3.864%	7.5960	07/25/36	$2,893,121
12,081	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	12,331
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(d)	TSFR1M + 3.264%	6.9960	11/25/39	323,090
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(d)	TSFR1M + 3.264%	6.9960	12/25/42	1,048,608
366,153	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(d)	TSFR1M + 3.264%	6.9960	12/25/42	448,048
24,368	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(j)		—	09/25/46	18,394
125,487	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	119,007
412,703	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(d)	TSFR1M + 0.414%	4.1460	12/25/36	731,974
24,050,000	Bear Stearns Mortgage Funding Trust Series 2007-SL1 2A(d),(h)	US0001M + 0.300%	0.0000	03/25/37	—
1,811,056	Bear Stearns Mortgage Funding Trust Series 2007-SL1 1A(d)	US0001M + 0.320%	4.1660	03/25/37	2,595,122
217,153	Bond Securitization Trust Series 2003-1 X(b), (h)		0.0000	10/25/34	199,781
156,015	CDC Mortgage Capital Trust Series 2002-HE1 M(d)	TSFR1M + 1.989%	5.7210	01/25/33	911,564
14,326,524	Centex Home Equity Loan Trust Series 2004-A XIO(h)		0.0000	01/25/34	2,544,262
93,284	Centex Home Equity Loan Trust Series 2004-C M2(d)	TSFR1M + 0.909%	4.3980	06/25/34	92,039
110,871	Centex Home Equity Loan Trust Series 2004-D MF2(f)		6.0600	09/25/34	110,564
68,181	Chase Funding Loan Acquisition Trust Series OPT1 M2(d)	TSFR1M + 1.614%	5.3460	06/25/34	69,976
35,939	Chase Funding Trust Series 2003-6 1A7(f)		4.8470	11/25/34	35,746
201,046	Chase Funding Trust Series Series 2003-3 2B(d)	TSFR1M + 4.614%	8.3460	05/25/32	194,916
903,634	ChaseFlex Trust Series 2005-2 3A4		7.5000	06/25/35	548,161
296,428	CHL Mortgage Pass-Through Trust Series 2003-53 M(b)		6.1940	02/19/34	292,443
184,123	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(b)		4.6770	02/25/34	169,971
176,147	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	171,561
1,155,067	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(b)		5.4910	05/25/34	1,113,282
31,486	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(i)		0.0000	07/25/34	24,826
242,301	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		5.5050	08/25/34	228,314
1,710,705	CHL Mortgage Pass-Through Trust Series 2004-25 2A1(d)	TSFR1M + 0.794%	4.5260	02/25/35	1,608,862
1,209	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(d)	TSFR1M + 0.834%	4.5660	03/25/35	410
1,664,869	CHL Mortgage Pass-Through Trust Series 2005-11 3A3(b)		3.6490	04/25/35	1,172,126
212,322	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	127,762
678,687	CHL Mortgage Pass-Through Trust Series 2005-31 2A3(b)		4.4530	01/25/36	617,729
172,824	CHL Mortgage Pass-Through Trust Series 2006-J1 2A1		5.5000	02/25/36	170,710
94,779	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	89,147
265,528	CIT Home Equity Loan Trust Series 2002-2 MV2(d)	TSFR1M + 2.004%	5.7360	11/25/31	504,904
639,673	CIT Home Equity Loan Trust Series 2002-1 AF7(f)		6.1100	02/25/33	638,984

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
70,993	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	$66,593
155,374	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	140,208
85,327	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(b)		5.6870	03/25/34	73,511
15,017	Citigroup Mortgage Loan Trust Series 2013-8 1A2(b),(e)		5.3290	05/25/35	14,120
175,459	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(e)		5.4960	05/25/35	166,617
204,421	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(b)		5.3700	03/25/36	200,262
304,474	Citigroup Mortgage Loan Trust Series 2006-AR3 1A2A(b)		4.7230	06/25/36	293,810
253,314	Citigroup Mortgage Loan Trust Series 2013-8 2A2(b),(e)		5.1230	11/25/36	166,404
1,137,909	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(d),(e)	TSFR1M + 0.184%	3.9160	01/25/37	1,018,319
1,143,993	Citigroup Mortgage Loan Trust Series 2007-6 1A4A(b)		4.7680	03/25/37	1,127,479
535,267	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(d),(e)	TSFR1M + 0.514%	4.2460	01/25/29	513,184
3,289,219	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(d)	TSFR1M + 4.614%	8.3460	12/25/33	3,709,251
26,341	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	27,625
226,910	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(d)	TSFR1M + 2.739%	6.4710	11/25/34	901,607
690,452	Citigroup Mortgage Loan Trust, Inc. Series 5 1A5(b)		3.0210	08/25/35	593,197
868,061	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	685,984
3,539,000	Citigroup Mortgage Loan Trust, Inc.(d),(e)	TSFR1M + 3.114%	7.1060	07/25/44	316,734
49,159	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(j)		—	01/25/37	27,412
134,516	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(c),(d)	-(TSFR1M + 0.114%) + 5.400%	1.5540	01/25/37	10,668
14,077	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	12,856
11,151,101	Conseco Finance Corporation Series 7 B2(b)		0.3200	10/15/26	149,572
382,822	Conseco Finance Corporation Series 1996-8 B1(b)		7.9500	11/15/26	386,149
1,180,804	Conseco Finance Corporation Series 6 B1(b)		8.0000	09/15/27	1,191,765
1,867,790	Conseco Finance Corporation Series 1997-8 M1(b)		7.0200	10/15/27	1,899,669
653,667	Conseco Finance Corporation Series 9 B1(b)		7.6500	01/15/28	661,657
2,476,873	Conseco Finance Corporation Series 1997-3 M1(b)		7.5300	03/15/28	2,515,084
1,050,000	Conseco Finance Corporation Series 1997-2 M1(b)		7.5400	06/15/28	1,105,130
2,967,658	Conseco Finance Corporation Series 7 M1(b)		7.0300	07/15/28	3,013,937
1,486,676	Conseco Finance Corporation Series 1996-10 B1(b)		7.2400	11/15/28	1,505,811
145,466	Conseco Finance Corporation Series 1998-2 M1(b)		6.9400	12/01/28	146,847
203,401	Conseco Finance Corporation Series 4 M1(b)		7.2200	02/15/29	204,393
2,800,023	Conseco Finance Corporation(b)		6.9700	05/15/29	2,850,915
1,852,566	Conseco Finance Corporation Series 3 M1(b)		6.8600	03/01/30	1,913,018
156,993	Conseco Finance Corporation(b)		6.9800	09/01/30	158,922

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
351,462	Conseco Finance Corporation Series 3 A9(b)		6.5300	02/01/31	$317,177
1,089,027	Conseco Finance Corporation Series 3 A8(b)		7.0600	02/01/31	999,945
1,582,275	Conseco Finance Securitizations Corporation Series 6 A1(b),(e)		2.2380	06/01/30	384,754
188,156	Conseco Finance Securitizations Corporation Series 3 M1(b)		7.1500	05/01/33	195,136
1,980,233	Conseco Finance Securitizations Corporation Series 2002-1 M2(b)		9.5460	12/01/33	1,953,036
65,733	Contimortgage Home Equity Loan Trust Series 1996-4 A10(d)	TSFR1M + 0.594%	4.3450	01/15/28	53,471
219,722	Countrywide Asset-Backed Certificates Series BC2 B(d)	TSFR1M + 4.464%	8.1960	08/25/33	243,538
390,120	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(d)	TSFR1M + 2.739%	6.4710	10/25/33	401,487
279,494	Countrywide Asset-Backed Certificates Series 8 M2(d)	TSFR1M + 1.314%	5.0460	12/25/34	279,369
19,762	Countrywide Asset-Backed Certificates Series 2004-S1 M1(f)		5.2520	02/25/35	19,749
921,539	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(f)		3.9510	01/25/37	809,305
50,793	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(d)	TSFR1M + 0.264%	4.0150	11/15/36	43,336
2,816,381	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(d)	TSFR1M + 0.264%	4.0150	11/15/36	2,351,872
167,267	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/30	88,532
362,949	Credit Suisse First Boston Mortgage Securities Series MH29 B1(b)		8.1000	09/25/31	368,411
150,837	Credit Suisse First Boston Mortgage Securities Series AR2 2M2(d)	TSFR1M + 2.514%	6.2460	02/25/32	168,970
212,856	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(b),(e)		4.8680	03/25/32	206,410
102,209	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(b)		7.0000	06/25/32	100,140
423,051	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(d)	TSFR1M + 0.854%	3.8500	08/25/32	411,288
594,781	Credit Suisse First Boston Mortgage Securities Series HE16 B1(d)	TSFR1M + 2.914%	6.6460	10/25/32	716,146
57,201	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(b)		6.5710	11/25/32	55,936
14,587	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(b)		6.5710	11/25/32	14,651
35,542	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(b)		5.6570	04/25/33	33,953
146,291	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(d)	TSFR1M + 2.864%	6.5960	11/25/33	151,953
784,711	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(d)	TSFR1M + 2.214%	5.9460	02/25/34	915,240
693,258	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(d)	TSFR1M + 3.364%	3.5960	04/25/34	652,548
50,109	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	44,330
667,364	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	582,196
4,258,576	Credit Suisse First Boston Mortgage Securities Series CF1 B(d),(e)	TSFR1M + 2.964%	3.6750	03/25/45	4,987,523
817	Credit-Based Asset Servicing and Securitization Series 1999-3 A(b),(e)		3.1650	02/03/29	632
2,600,188	Credit-Based Asset Servicing and Securitization Series CB1 B2(d)	TSFR1M + 5.889%	9.6210	02/25/30	2,504,074
876,565	Credit-Based Asset Servicing and Securitization Series 2002-CB2 M2(d)	TSFR1M + 2.064%	3.8710	04/25/32	931,186
61,901	Credit-Based Asset Servicing and Securitization Series CB4 M1(d)	TSFR1M + 1.239%	4.9710	02/25/33	72,152
668,943	Credit-Based Asset Servicing and Securitization Series 2003-RP1 M2(d),(e)	TSFR1M + 4.614%	8.3460	03/25/33	573,790

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
4,464,000	Credit-Based Asset Servicing and Securitization Series RP1 B3(e),(f)		5.9000	04/25/36	$5,122,812
639,921	Credit-Based Asset Servicing and Securitization Series 2006-RP2 M1(d),(e)	TSFR1M + 1.164%	4.8960	07/25/36	730,328
250,224	Credit-Based Asset Servicing and Securitization Series 2006-CB2 AF4(f)		2.9940	12/25/36	205,022
130,066	Credit-Based Asset Servicing and Securitization(e),(f)		6.7310	12/25/36	129,556
712,027	Credit-Based Asset Servicing and Securitization Series 2007-SL1A A2(d),(e)	TSFR1M + 0.574%	4.3060	02/25/37	579,038
833,840	Credit-Based Asset Servicing and Securitization Series 2004-RP1 M3(d),(e)	TSFR1M + 3.114%	6.8460	05/25/50	837,856
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(d)	TSFR1M + 4.114%	7.8460	02/25/32	638,182
492,282	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	501,538
12,889	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(d)	TSFR1M + 3.014%	6.7460	07/25/33	12,810
185,058	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	190,061
469,365	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(d)	TSFR1M + 0.464%	4.1960	10/25/35	398,108
60,209	CSMC Series 2011-6R 4A2(b),(e)		3.8400	04/28/37	56,200
512,638	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	273,980
122,903	CSMC Mortgage-Backed Trust Series 2007-3 4A6(d)	TSFR1M + 0.364%	4.0960	04/25/37	94,777
152,157	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	125,039
2,303,021	CSMC Mortgage-Backed Trust Series 2007-4 5A1		1.0480	06/25/37	349,551
168,483	CSMC Mortgage-Backed Trust Series 2007-4 1A1(d)	TSFR1M + 0.514%	4.2460	06/25/37	88,541
984,706	CWABS Asset-Backed Certificates Trust Series 2004-10 MV4(d)	TSFR1M + 1.689%	3.8610	12/25/34	932,147
1,275,267	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(f)		3.5880	05/25/36	1,062,147
4,468,594	CWABS Asset-Backed Certificates Trust Series 2006-14 M1(d)	TSFR1M + 0.549%	4.2810	02/25/37	4,732,267
1,625,641	CWABS Asset-Backed Certificates Trust Series 2007-4 A5W(f)		4.2610	04/25/47	1,349,383
261,066	CWABS Inc Asset-Backed Certificates Series 2004-1 M1(d)	TSFR1M + 0.864%	4.5960	03/25/34	269,588
30,747	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(d)	TSFR1M + 0.394%	4.1450	02/15/34	30,590
333,479	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(b)		5.9620	03/25/34	320,436
985,075	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	1,561,821
130,405	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(b)		5.9450	11/25/35	131,635
1,401	CWHEQ Revolving Home Equity Loan Trust Series H 2A(d)	TSFR1M + 0.354%	4.1050	12/15/35	1,401
298,399	CWHEQ Revolving Home Equity Loan Trust Series 2005-K 2A4(d)	TSFR1M + 0.454%	4.2050	02/15/36	283,436
4,400,341	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A(d)	TSFR1M + 0.254%	4.0050	01/15/37	4,252,759
237,563	CWHEQ Revolving Home Equity Loan Trust Series Series D 2A(d)	TSFR1M + 0.304%	4.0550	11/15/35	223,041
1,920,347	CWHEQ Revolving Home Equity Loan Trust Series Series B A(d)	TSFR1M + 0.264%	4.0150	02/15/37	1,827,324
819,199	CWHEQ Revolving Home Equity Loan Trust Series Series A A(d)	TSFR1M + 0.234%	3.9850	04/15/37	782,214

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
392,680	Delta Funding Home Equity Loan Trust Series 1999-3 A1F(f)		7.9620	09/15/29	$373,916
909,817	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(d)	TSFR1M + 0.334%	4.0660	08/25/37	817,119
88,275	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB1 A3(f)		6.3650	02/25/36	83,025
126,164	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2 A3(b)		6.2700	06/25/36	116,964
912,157	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	908,981
669,606	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 3AF1(d),(e)	TSFR1M + 0.394%	4.1450	04/15/36	617,481
1,692,056	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 3AF2(d),(e)	TSFR1M + 0.394%	4.1450	04/15/36	1,560,340
544,634	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 4AF1(d),(e)	TSFR1M + 0.404%	4.1550	04/15/36	501,023
25,123	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1 B2(b)		5.5000	09/25/33	24,665
135,082	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(d)	TSFR1M + 0.954%	4.6860	09/19/44	121,479
818,929	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(d)	TSFR1M + 0.914%	4.6460	11/19/44	759,523
546,204	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(d)	TSFR1M + 0.914%	4.6460	11/19/44	509,597
1,429,644	DSLA Mortgage Loan Trust Series 2005-AR3 2A1B(d)	TSFR1M + 0.594%	4.3260	07/19/45	1,324,126
4,174,009	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(d)	TSFR1M + 0.254%	3.9860	04/19/47	3,302,111
207,380	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(b)		6.2820	08/25/32	205,679
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(d)	TSFR1M + 1.059%	4.7910	11/25/34	200,228
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(d)	TSFR1M + 1.134%	4.8660	11/25/34	182,455
248,998	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	5.6460	04/25/32	249,766
8,586	First Franklin Mortgage Loan Trust Series 2003-FFB X(b),(h)		0.0000	02/25/33	—
893,839	First Franklin Mortgage Loan Trust Series 2003-FF1(d)	TSFR1M + 2.739%	6.4710	03/25/33	1,222,721
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(d)	TSFR1M + 1.614%	5.3460	03/25/34	156,707
4,807,869	First Franklin Mortgage Loan Trust Series 2004-FFH2 M4(d)	TSFR1M + 1.689%	5.4210	06/25/34	4,441,100
273,634	First Franklin Mortgage Loan Trust Series 2004-FF5 A3C(d)	TSFR1M + 1.114%	4.8460	08/25/34	257,169
737,593	First Franklin Mortgage Loan Trust Series 2004-FFH3 M2(d)	TSFR1M + 1.044%	4.7760	10/25/34	730,578
1,054,503	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(d)	TSFR1M + 1.719%	5.6700	10/25/34	883,918
304,634	First Franklin Mortgage Loan Trust Series 2005-FFH3 M3(d)	TSFR1M + 0.984%	4.7160	09/25/35	304,549
26,947	First Franklin Mortgage Loan Trust Series 2004-FFA X(e),(h)		0.0000	04/25/38	26,500
131,423	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(b)		5.0140	12/25/34	124,975
333,637	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(b)		4.3960	02/25/35	310,312
23,932	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(b)		4.6360	03/25/35	13,321
1,725,535	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(b)		3.1850	05/25/35	801,779

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
166,445	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(b)		5.2100	07/25/35	$83,210
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(b),(h)		0.0000	07/25/36	—
10,117	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(b)		6.3690	05/25/30	9,942
12,559	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(b)		6.4470	05/25/30	12,458
139,726	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(d)	TSFR1M + 0.384%	4.1160	02/25/35	130,313
135,722	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(b)		4.6970	10/25/35	123,048
576,484	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(b)		6.3750	01/25/36	417,809
457,236	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(b)		3.5150	10/25/36	361,936
343,904	First Horizon Mortgage Pass-Through Trust Series 2004-AR1 3A1(b)		2.8660	05/25/37	282,738
30,983	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(b)		2.1360	07/25/37	14,687
145,468	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(d),(e)	TSFR1M + 1.714%	5.4460	01/25/29	145,945
260,500	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(e)		6.9900	01/25/29	261,792
654,169	Floating Rate Mortgage Pass-through Certificates Series 2 M3(d)	TSFR1M + 3.039%	6.7710	10/25/31	736,427
139,592	Fremont Home Loan Trust Series 1999-3 A1(d)	TSFR1M + 0.824%	4.5560	12/25/29	137,204
160,874	Fremont Home Loan Trust Series 1999-3 A2(d)	TSFR1M + 0.904%	4.6360	12/25/29	157,584
1,022,995	Fremont Home Loan Trust Series 2003-1 M1(d)	TSFR1M + 1.389%	5.1210	02/25/33	1,162,388
1,079,409	Fremont Home Loan Trust Series 2002-2 M1(d)	TSFR1M + 1.839%	5.5710	10/25/33	1,327,107
35,506	Fremont Home Loan Trust Series 2004-B M7(d)	TSFR1M + 3.114%	6.8460	05/25/34	32,578
2,576	Fremont Home Loan Trust Series 2005-A M3(d)	TSFR1M + 0.849%	4.5810	01/25/35	2,570
133,702	Global Mortgage Securitization Ltd. Series 2004-A A2(d),(e)	TSFR1M + 0.434%	4.1660	11/25/32	132,232
771,976	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(d),(e)	TSFR1M + 0.614%	4.3460	10/25/34	735,503
9,006	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(d),(e)	TSFR1M + 0.614%	4.3460	08/25/35	4,313
723,708	GMACM Home Equity Loan Trust Series 2005-HE3 A1VN(d),(e)	TSFR1M + 0.614%	4.3460	02/25/36	673,350
151,033	GMACM Home Equity Loan Trust Series 2005-HE3 A3(d)	TSFR1M + 0.614%	4.3460	02/25/36	146,866
715,965	GMACM Home Equity Loan Trust Series 2007-HE2 A1(d)	TSFR1M + 0.254%	3.9860	12/25/37	670,367
543,280	GMACM Home Equity Loan Trust Series 2007-HE2 A4(f)		7.4240	12/25/37	534,296
1,574,548	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(b)		3.6920	07/19/35	1,353,950
264,504	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(b)		3.7240	11/19/35	232,613
789,434	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(d)	12MTA + 2.000%	6.0290	03/25/36	729,257
56,596	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(d)	TSFR1M + 0.534%	4.2660	04/25/36	51,559
268,539	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(d)	TSFR1M + 0.634%	4.3660	10/25/45	253,867
251,703	GreenPoint Mortgage Funding Trust Series 2005-AR4 3A1(d)	12MTA + 1.400%	5.4290	10/25/45	197,292
191,044	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(d)	TSFR1M + 0.674%	4.4060	11/25/45	144,289
1,359,245	GreenPoint Mortgage Loan Trust Series 2004-1 A(d)	TSFR1M + 1.264%	4.9960	10/25/34	1,157,802

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
311,152	GreenPoint MTA Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.594%	4.3260	08/25/45	$266,358
1,542,740	GSAA Home Equity Trust Series 2004-5 M2(f)		4.3020	06/25/34	1,386,986
105,703	GSAA Home Equity Trust Series 2005-3 B1(d)	TSFR1M + 1.989%	5.7210	12/25/34	105,576
936,656	GSAA Home Equity Trust Series 2005-2 B3(d)	TSFR1M + 3.564%	7.2960	12/25/34	891,810
417,813	GSAA Home Equity Trust Series 2005-9 M2(d)	TSFR1M + 0.864%	4.5960	08/25/35	421,633
276,663	GSAA Home Equity Trust Series 2007-7 A4(d)	TSFR1M + 0.654%	4.3860	07/25/37	269,461
73,995	GSAMP Trust Series 2004-HE1 M1(d)	TSFR1M + 0.939%	4.6710	05/25/34	69,295
1,198,286	GSAMP Trust Series 2004-SD1 M2(d)	TSFR1M + 2.514%	6.2460	06/25/34	1,092,291
3,514,475	GSAMP Trust Series 2004-AR2 M2(d)	TSFR1M + 1.014%	4.7460	08/25/34	3,801,809
140,046	GSMPS Mortgage Loan Trust Series 1998-2 A(b),(e)		7.7500	05/19/27	119,010
48,560	GSMPS Mortgage Loan Trust Series 1998-3 A(b),(e)		5.1240	09/19/27	47,651
41,028	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(e)		8.0000	09/19/27	40,255
106,693	GSMPS Mortgage Loan Trust Series 1999-2 A(b),(e)		8.0000	09/19/27	106,204
280,745	GSMPS Mortgage Loan Trust Series 2001-2 A(b),(e)		7.5000	06/19/32	276,004
81,353	GSR Mortgage Loan Trust Series 2003-1 B1(b)		5.5800	03/25/33	77,935
8,430	GSR Mortgage Loan Trust Series 2003-1 A2(d)	H15T1Y + 1.750%	5.8800	03/25/33	8,476
60,854	GSR Mortgage Loan Trust Series 2003-3F B3(b)		5.9290	04/25/33	57,787
137,680	GSR Mortgage Loan Trust Series 2003-4F B3(b)		5.8910	05/25/33	139,695
34,674	GSR Mortgage Loan Trust Series 2003-9 A2(d)	TSFR12M + 2.465%	5.9700	08/25/33	34,304
17,609	GSR Mortgage Loan Trust Series 2004-15F 3A1(d)	TSFR1M + 0.414%	4.1460	12/25/34	15,884
199,863	GSR Mortgage Loan Trust Series 2005-1F 4A1(d)	TSFR1M + 0.414%	4.1460	01/25/35	186,858
47,351	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	47,156
85,220	GSR Mortgage Loan Trust Series 2005-AR5 1A1(b)		6.1520	10/25/35	81,377
198,310	GSR Mortgage Loan Trust Series 2005-AR7 5A1(b)		4.4720	11/25/35	167,536
309,421	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	299,216
953,156	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	922,038
412,938	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	399,319
141,171	GSR Mortgage Loan Trust Series 2006-1F 1A6(d)	TSFR1M + 1.064%	4.7960	02/25/36	1,222,856
1,001,078	GSR Mortgage Loan Trust Series 2006-2F 1A1		5.0000	02/25/36	927,674
4,129	GSR Mortgage Loan Trust Series 2006-1F 1A9		5.5000	02/25/36	24,249
6,317	GSR Mortgage Loan Trust Series 2006-1F 1A3		5.5000	02/25/36	57,122
702,892	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	498,804
1,391,948	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,224,173
1,178,021	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,036,031

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
2,604,000	GSR Mortgage Loan Trust Series 2006-4F 5A11(h)		0.0000	05/25/36	$705,000
65,147,000	GSR Mortgage Loan Trust Series 2006-4F 2A2(h)		0.0000	05/25/36	930,000
875,000	GSR Mortgage Loan Trust Series 2006-4F 2A11		5.5000	05/25/36	530,000
34,795	GSR Mortgage Loan Trust Series 2006-5F 2A4		6.0000	06/25/36	99,046
185,206	GSR Mortgage Loan Trust Series 2006-5F 2A2		6.0000	06/25/36	527,206
93,994	GSR Mortgage Loan Trust Series 2006-5F 2A1		6.0000	06/25/36	267,564
100,598,000	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,546,000
46,760,000	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	1,210,000
72,786	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	169,005
130,364	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	716,282
734,334	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	432,471
406,991	GSR Mortgage Loan Trust Series 2007-AR1 3A1(b)		3.8620	03/25/37	352,864
1,102,006	GSR Mortgage Loan Trust Series 2007-AR1 1A1(b)		4.0810	03/25/37	526,744
169,434	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(b)		5.3510	05/25/37	154,843
108,754,317	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	1,249,214
20,252	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	54,256
1,429,401	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	3,261,618
35,025	HarborView Mortgage Loan Trust Series 2003-1 B1(b)		5.0300	05/19/33	25,700
452,345	HarborView Mortgage Loan Trust Series 2003-1 A(b)		5.0320	05/19/33	413,769
200,183	HarborView Mortgage Loan Trust Series 2004-1 B1(b)		5.6560	04/19/34	133,766
673,497	HarborView Mortgage Loan Trust Series 2004-8 3A2(d)	TSFR1M + 0.914%	4.6460	11/19/34	577,305
61,440	HarborView Mortgage Loan Trust Series 2004-9 4A2(d)	TSFR1M + 0.894%	4.6260	12/19/34	53,231
3,111,614	HarborView Mortgage Loan Trust Series 2005-2 1A(d)	TSFR1M + 0.634%	1.1920	05/19/35	837,625
1,769,210	HarborView Mortgage Loan Trust Series 2005-16 4A1B(d)	12MTA + 2.000%	6.0290	01/19/37	1,405,736
279,616	Home Equity Asset Trust Series 2002-2 M2(d)	US0001M + 1.850%	5.6960	06/25/32	263,490
18,412	Home Equity Asset Trust Series 2002-2 B1(d)	TSFR1M + 2.714%	6.4460	06/25/32	37,537
358,059	Home Equity Asset Trust Series 5 B1(d)	TSFR1M + 4.364%	8.0960	05/25/33	394,516
160,222	Home Equity Asset Trust Series 2003-1 B2(d)	TSFR1M + 4.864%	8.5960	06/25/33	1,298,756
96,264	Home Equity Asset Trust Series 2003-8 B2(d)	TSFR1M + 3.364%	7.0960	04/25/34	146,438
35,887	Home Equity Asset Trust Series 2004-3 B1(d)	US0001M + 2.600%	6.4460	08/25/34	353,574
3,094,192	Home Equity Asset Trust Series 2004-5 M6(d)	TSFR1M + 2.064%	5.7960	11/25/34	3,400,933
3,408,843	Home Equity Asset Trust Series 2007-3 M1(d)	TSFR1M + 0.639%	4.3710	08/25/37	4,382,380
409,453	Home Equity Mortgage Loan Asset-Backed Trust Series C AV(d)	TSFR1M + 0.364%	4.3800	12/25/31	398,532
203,203	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(d)	TSFR1M + 0.784%	4.3800	12/25/31	379,104

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
1,908,000	Home Equity Mortgage Loan Asset-Backed Trust Series A MF2(f)		6.0980	10/25/32	$410,000
187,292	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(d)	TSFR1M + 1.539%	5.2710	10/25/33	190,471
52,544	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(d)	TSFR1M + 2.139%	3.5050	07/25/34	50,931
162,105	Home Equity Mortgage Trust Series 2007-1 A1(d)	TSFR1M + 0.454%	4.1860	05/25/37	156,536
293,936	IMC Home Equity Loan Trust Series 1996-2 A7		7.9500	07/25/26	292,907
431,230	IMC Home Equity Loan Trust Series 1998-3 A7(f)		5.4320	08/20/29	427,366
34,480	IMC Home Equity Loan Trust Series 1998-5 A5(f)		5.2650	12/20/29	34,447
58,999	Impac CMB Trust Series 2004-10 3A2(d)	TSFR1M + 0.914%	4.6460	03/25/35	58,007
167,108	Impac CMB Trust Series 2005-4 2A1(d)	TSFR1M + 0.414%	4.4460	05/25/35	162,276
323,650	Impac CMB Trust Series 2005-4 2A2(d)	TSFR1M + 0.494%	4.6060	05/25/35	317,647
515,053	Impac CMB Trust Series 2005-4 2B1(d)	TSFR1M + 1.764%	6.3210	05/25/35	568,976
447,868	Impac CMB Trust Series 2005-7 A1(d)	TSFR1M + 0.634%	4.3660	11/25/35	410,013
139,444	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(b)		5.2330	08/25/33	137,182
104,477	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(b)		6.3160	07/25/35	100,138
92,636	IndyMac ARM Trust Series 2001-H1 1A(b)		5.8220	08/25/31	48,673
2,432,439	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 3A1(b)		4.4680	01/25/36	2,228,378
14,428	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(b)		5.3980	01/25/36	13,558
58,629	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(b)		4.4440	08/25/37	55,367
1,272,103	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(b)		4.4660	07/25/35	1,198,232
397,014	IndyMac INDX Mortgage Loan Trust Series 2006-AR25 2A1(b)		3.5380	09/25/36	363,305
269,323	Irwin Home Equity Loan Trust Series 2006-P1 1A(d),(e)	TSFR1M + 0.394%	4.1260	12/25/36	264,088
137,551	Irwin Home Equity Loan Trust Series 2006-P1 2A3(e),(f)		6.3000	06/25/37	137,353
618,142	Jefferies Resecuritization Trust Series 2009-R6 7A5(b),(e)		5.5580	08/26/35	587,338
267,073	Jefferies Resecuritization Trust Series 2009-R7 6A2(b),(e)		4.5680	10/21/35	269,228
243,179	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	151,116
471,602	JP Morgan Alternative Loan Trust Series A1 3A1(b)		4.1690	03/25/37	410,653
301,008	JP Morgan Mortgage Trust Series 2004-S2 2A13(d)	TSFR1M + 0.514%	4.2460	11/25/34	283,440
151,458	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	138,903
569,133	JP Morgan Mortgage Trust Series 2005-A4 B1(b)		5.6160	07/25/35	548,524
44,114	JP Morgan Mortgage Trust Series 2007-A2 3A1(b)		4.7930	04/25/37	36,303
121,268	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	119,231
45,383	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	45,303
1,110,309	JP Morgan Resecuritization Trust Series 2010-4 6A4(b),(e)		4.4950	10/26/36	1,022,319
1,317,889	Lehman A.B.S Manufactured Housing Contract Trust Series A C(c)		1.7570	06/15/33	1,320,619

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
726,895	Lehman Mortgage Trust Series 2005-2 5A1(d)	TSFR1M + 1.014%	4.7460	12/25/35	$382,728
538,340	Lehman Mortgage Trust Series 2005-2 AX(c)		5.5000	12/25/35	81,566
117,052	Lehman Mortgage Trust Series 2005-2 5A2(d)	-4.600(TSFR1M + 0.114%) + 28.060%	10.3670	12/25/35	102,584
1,366,912	Lehman Mortgage Trust Series 2007-5 8A1(d)	TSFR1M + 0.394%	1.5590	08/25/36	188,812
1,383,445	Lehman Mortgage Trust Series 2007-5 8A2(c),(d)	-(TSFR1M + 0.114%) + 7.720%	3.8740	08/25/36	181,270
99,083	Lehman Mortgage Trust Series 2007-3 2A1(i)		0.0000	03/25/37	68,920
230,755	Lehman Mortgage Trust Series 2007-10 2A2		1.4880	01/25/38	56,774
2,257,453	Lehman XS Trust Series 2005-4 1M1(d)	TSFR1M + 0.864%	4.5960	10/25/35	2,696,447
537,837	Lehman XS Trust Series 2005-5N 1A2(d)	TSFR1M + 0.474%	4.2060	11/25/35	537,729
1,008,689	Lehman XS Trust Series 2007-3 1AA1(d)	TSFR1M + 0.434%	3.4770	03/25/37	877,748
224,602	Lehman XS Trust Series 2007-6 3A5(f)		4.2140	05/25/37	209,521
1,913,359	Long Beach Mortgage Loan Trust Series 2002-1 M3(d)	TSFR1M + 3.864%	7.5960	05/25/32	2,021,987
427,286	Long Beach Mortgage Loan Trust Series 2003-2 M3(d)	TSFR1M + 3.489%	7.2210	06/25/33	469,114
388,796	Long Beach Mortgage Loan Trust Series 2003-3 M3(d)	TSFR1M + 5.364%	9.0960	07/25/33	816,089
116,187	Long Beach Mortgage Loan Trust Series 2004-5 A5(d)	TSFR1M + 0.674%	4.4060	09/25/34	116,419
583,599	Long Beach Mortgage Loan Trust Series 2004-5 A6(d)	TSFR1M + 0.694%	4.4260	09/25/34	582,591
4,650,286	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(d)	TSFR1M + 1.089%	4.8210	06/25/45	4,792,532
13,988	Luminent Mortgage Trust Series 2006-7 2A1(d)	TSFR1M + 0.454%	4.1860	12/25/36	12,475
145,238	Luminent Mortgage Trust Series 2006-7 1A1(d)	TSFR1M + 0.474%	4.2060	12/25/36	142,507
828,129	Luminent Mortgage Trust Series 2007-2 2A1(d)	TSFR1M + 0.574%	4.3060	05/25/37	762,048
82,495	MAFI II REMIC Trust Series 1999-A B1(b),(e)		8.0000	03/20/30	80,366
247,543	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(d)	TSFR1M + 2.364%	6.0960	11/25/34	245,074
2,526,586	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(d)	TSFR1M + 3.514%	7.2460	01/25/35	2,306,255
625,620	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(b)		4.4020	03/25/35	555,583
1,795,988	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(b)		1.7130	07/25/35	589,652
1,022,715	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(b)		1.7130	07/25/35	344,920
1,597,784	MASTR Adjustable Rate Mortgages Trust Series 2005-6 6A1(b)		3.6310	07/25/35	1,505,147
2,827,972	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(b)		4.6732	11/25/36	1,418,224
3,249,184	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(d)	12MTA + 0.800%	4.8290	12/25/46	2,502,379
281,773	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(d)	12MTA + 0.800%	4.8290	12/25/46	255,368
272,173	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(d)	TSFR1M + 0.794%	4.5260	05/25/47	229,810
9,708	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	9,265
531,348	MASTR Alternative Loan Trust Series 2004-13 9A2		1.7780	01/25/35	259,032

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
88,891	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	$77,572
592,565	Mastr Asset Backed Securities Trust Series 2005-NC1 M1(d)	TSFR1M + 0.834%	4.5660	12/25/34	556,232
2,184,142	Mastr Asset Backed Securities Trust Series 2005-WF1 M9(d)	TSFR1M + 2.649%	6.3810	06/25/35	2,365,914
139,674	MASTR Asset Backed Securities Trust Series 2003-NC1 M4(d)	TSFR1M + 5.364%	4.1070	04/25/33	145,622
1,142,832	MASTR Asset Backed Securities Trust Series 2004-OPT1 M1(d)	TSFR1M + 0.894%	4.6260	02/25/34	1,211,617
322,815	MASTR Asset Securitization Trust Series 2002-NC1 M3(d)	TSFR1M + 3.264%	6.9960	10/25/32	312,467
23,865	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	23,779
72,217	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	70,239
942,375	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	711,689
106,631	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	80,525
1,160,536	MASTR Reperforming Loan Trust Series 2005-1 1A4(e)		7.5000	08/25/34	836,450
36,668	MASTR Seasoned Securitization Trust Series 2003-1 3A2(d)	TSFR1M + 0.514%	4.2460	02/25/33	35,866
31,425	Mellon Residential Funding Corporation Mortgage Pass Through Trust Series 1999-TBC3 B5(b),(e)		4.7600	10/20/29	25,259
48,046	Mellon Residential Funding Corporation Mortgage Pass Through Trust Series 1999-TBC3 B4(b),(e)		4.7600	10/20/29	46,744
1,090,156	MERIT Securities Corporation Series 11PA B3(d),(e)	SOFRRATE + 2.364%	7.2102	09/28/32	1,040,650
107,854	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	104,413
216,735	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(b)		4.0320	04/25/37	186,421
1,707,477	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(d)	TSFR1M + 4.389%	8.1210	02/25/34	1,359,161
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(d)	TSFR1M + 3.189%	6.9210	10/25/35	869,270
153,425	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(j)		—	08/25/36	—
1,432,185	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 B3(d),(e)	TSFR1M + 1.239%	4.9710	08/25/36	1,822,890
19,716	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(d)	TSFR1M + 1.059%	4.7910	08/25/28	17,624
18,721	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(d)	TSFR1M + 2.364%	6.0960	08/25/28	14,216
59,763	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(d)	TSFR1M + 1.014%	4.7460	10/25/28	57,035
89,185	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(b)		6.6150	06/25/37	88,203
70,032	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(b)		6.2640	03/25/33	61,075
244,865	Merrill Lynch Mortgage Investors Trust MLMI Series A1 M2(b)		6.0090	12/25/34	227,920
1,019,959	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(b)		4.8850	09/25/35	796,810
5,653,362	Merrill Lynch Mortgage Investors Trust Series 2005-A3 M2(d)	US0001M + 0.975%	4.8210	04/25/35	5,698,849
283,199	Merrill Lynch Mortgage Investors Trust Series WMC5 M1(d)	TSFR1M + 1.044%	4.7760	07/25/35	283,750
514,684	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-NC8 B2(d)	TSFR1M + 5.739%	9.4710	09/25/33	532,664
560,292	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-NC10 B3(d)	TSFR1M + 5.739%	9.4710	10/25/33	1,531,418
353,923	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-HE1(d)	TSFR1M + 0.854%	4.5860	01/25/34	357,063

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
519,878	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC4 M1(d)	TSFR1M + 0.924%	4.6560	04/25/34	$534,721
710,403	Morgan Stanley A.B.S Capital I, Inc. Trust Series SD2 B1(d)	TSFR1M + 4.164%	7.8960	04/25/34	800,764
219,969	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-SD3 B1(d),(e)	TSFR1M + 3.339%	7.0710	06/25/34	256,972
567,078	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-HE8 M2(d)	TSFR1M + 1.134%	4.8660	09/25/34	606,731
286,945	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2005-WMC2 M3(d)	TSFR1M + 0.819%	4.5510	02/25/35	285,982
1,648,009	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2007-NC4 A2D(d)	TSFR1M + 0.364%	4.0960	05/25/37	1,439,908
136,028	Morgan Stanley Dean Witter Capital I, Inc. Trust Series AM1 M2(d)	TSFR1M + 2.589%	6.3210	01/25/32	387,940
4,737,000	Morgan Stanley Dean Witter Capital I, Inc. Trust Series HE1 B1(d),(h)	US0001M + 1.800%	0.0000	07/25/32	349,170
184,123	Morgan Stanley Dean Witter Capital I, Inc. Trust Series NC1 M3(d)	TSFR1M + 3.264%	6.9960	11/25/32	307,939
1,642,789	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-NC2 B1(d)	TSFR1M + 5.739%	9.4710	02/25/33	1,794,443
7,000,000	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2002-AM3 B2(d)	TSFR1M + 5.739%	11.0640	02/25/33	563,010
73,211	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1 A1(b)		5.1040	03/25/33	65,560
176,356	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	169,059
440,000	Morgan Stanley Mortgage Loan Trust Series 2005-5AR 1M6(d)	TSFR1M + 1.239%	4.9710	09/25/35	439,127
65,947	Morgan Stanley Mortgage Loan Trust Series 2005-8SL M1(d)	TSFR1M + 0.849%	4.5810	11/25/35	247,299
386,495	Morgan Stanley Mortgage Loan Trust Series 2005-9AR(b)		5.0280	12/25/35	359,139
697,550	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	379,504
67,641	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	61,651
11,569	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(e)		5.5000	11/26/34	10,607
2,580,455	Morgan Stanley Re-REMIC Trust Series 2011-R1 1B(b),(e)		5.9420	02/26/37	3,197,537
498,071	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(b),(e)		7.0600	02/26/29	448,718
1,049,617	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(b),(e)		5.2970	11/21/35	937,804
12,636,200	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(d),(e)	SOFRRATE + 0.454%	4.3270	04/16/36	9,948,099
2,117,418	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(d)	TSFR1M + 0.514%	4.2460	04/25/36	1,545,807
190,048	MortgageIT Trust Series 2004-1 B2(d)	TSFR1M + 3.339%	7.0710	11/25/34	187,611
338,798,775	MortgageIT Trust Series 2005-2(h)		0.0000	05/25/35	3,187,500
66,296	MortgageIT Trust Series 2005-3(d)	TSFR1M + 2.664%	6.3960	08/25/35	76,343
208,674	MortgageIT Trust Series 2005-3 B3(d)	TSFR1M + 3.864%	7.5960	08/25/35	302,225
3,407,867	MortgageIT Trust Series 2005-4 M3(d),(h)	US0001M + 0.855%	0.0000	10/25/35	971,250
758,141	MortgageIT Trust Series 2005-5 M2(d)	TSFR1M + 0.969%	4.7010	12/25/35	2,123,187
234,927	New Century Home Equity Loan Trust Series 2003-3 M3(d)	TSFR1M + 3.684%	7.4160	07/25/33	518,547
71,284	New Century Home Equity Loan Trust Series 2003-A M1(d),(e)	TSFR1M + 1.239%	3.2070	10/25/33	96,491
1,070	New Century Home Equity Loan Trust Series 2003-5 AI7(b)		4.8540	11/25/33	1,068

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
853,780	New Century Home Equity Loan Trust Series 2003-6 M1(d)	TSFR1M + 1.194%	4.9260	01/25/34	$866,030
48,456	New Century Home Equity Loan Trust Series 2004-2 M2(d)	TSFR1M + 1.044%	4.7760	08/25/34	103,125
9,895,455	New Residential Mortgage Loan Trust Series 2019-5A B4IA(b),(c),(e)		0.5000	08/25/59	154,899
13,907,556	New Residential Mortgage Loan Trust Series 2019-5A B5IB(b),(c),(e)		0.7500	08/25/59	322,768
6,071	Nomura Asset Acceptance Corporation Alternative Loan Series 2004 - AP1 A5(f)		5.8030	03/25/34	6,026
1,963,393	Nomura Asset Acceptance Corporation Alternative Loan Series 2004- AR2 M2(d)	TSFR1M + 1.814%	5.5460	10/25/34	2,081,736
1,589,264	Nomura Asset Acceptance Corporation Alternative Loan Series 2006- AF1 2A(b)		4.8910	06/25/36	1,158,269
630,180	Nomura Asset Acceptance Corporation Alternative Loan Series AF2 2A(b)		4.0950	08/25/36	615,522
592,310	Nomura Asset Acceptance Corporation Alternative Loan Series AF2 4A(b)		5.7810	08/25/36	571,249
7,322,180	Nomura Asset Acceptance Corporation Alternative Loan Series 2007-3 A1(d)	US0001M + 0.260%	4.1060	07/25/37	6,736,281
3,674,640	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A2(d)	TSFR1M + 0.514%	4.2460	07/25/37	3,375,841
2,953,986	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A4(d)	TSFR1M + 0.574%	4.3060	07/25/37	2,723,165
4,741,863	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A3(d)	TSFR1M + 0.754%	4.4860	07/25/37	4,371,052
505,877	NovaStar Mortgage Funding Trust Series 2003-2 M2(d)	TSFR1M + 2.889%	6.6210	09/25/33	512,418
500,130	NovaStar Mortgage Funding Trust Series 2006-MTA1 2A1A(d)	TSFR1M + 0.494%	0.3880	09/25/46	463,738
136,875	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	131,697
1,677	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	1,629
415,069	Oakwood Mortgage Investors, Inc. Series C B1(b)		7.4500	11/15/27	416,643
561,520	Oakwood Mortgage Investors, Inc. Series 1997-D B1(b)		7.3250	02/15/28	566,005
631,052	Oakwood Mortgage Investors, Inc. Series B M2(b)		7.0250	05/15/28	646,741
444,807	Oakwood Mortgage Investors, Inc. Series 1998-D M1(e)		7.4150	01/15/29	447,962
1,035,773	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	1,013,913
1,652,081	Oakwood Mortgage Investors, Inc. Series 2001-D A2(b)		3.0500	08/15/31	523,232
660,007	Oakwood Mortgage Investors, Inc. Series E A4		6.8100	12/15/31	664,667
3,151,888	Oakwood Mortgage Investors, Inc. Series 2002-A M1(b)		7.7600	03/15/32	3,211,318
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(d)	TSFR1M + 2.589%	6.3210	01/25/34	152,264
139,759	Option One Mortgage Loan Trust Series 2004-2 M5(d)	TSFR1M + 3.114%	6.8460	05/25/34	137,188
799,277	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(f)		5.8660	01/25/37	690,071
151,288	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(f)		5.6800	03/25/37	132,756
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(f)		6.1020	03/25/37	307,998
588,930	Option One Woodbridge Loan Trust Series 2004-1 M(d),(e)	TSFR1M + 1.614%	5.3460	02/25/34	584,941

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
384,622	Origen Manufactured Housing Contract Trust Series 2007-A A2(b)		5.9730	04/15/37	$357,361
2,197,867	Origen Manufactured Housing Contract Trust Series 2006-A A2(b)		4.8310	10/15/37	1,975,111
4,630,476	Ownit Mortgage Loan Trust Series 2005-4 M1(d)	TSFR1M + 0.939%	4.6710	08/25/36	4,240,868
2,105,699	Park Place Securities, Inc. Asset-Backed Series WHQ1 M5(d)	TSFR1M + 1.239%	4.9710	03/25/35	2,085,409
913,246	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series WCW3 M2(d)	TSFR1M + 0.849%	4.5810	08/25/35	920,353
243,017	PHHMC Series Trust Series 2005-4 A8(b)		5.8430	07/18/35	239,201
190,382	PHHMC Series Trust Series 2006-4 B1(b)		6.3030	12/18/36	191,013
58,765	Popular A.B.S, Inc. Series 1998-1 A1(f)		7.2000	12/25/29	56,774
58,530	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	58,086
1,398,565	Prime Mortgage Trust Series 2006-DR1 2A1(e)		5.5000	05/25/35	1,299,982
361,637	Prime Mortgage Trust Series 2006-DR1 2A2(e)		6.0000	05/25/35	309,082
424,171	Provident Bank Home Equity Loan Trust Series 1984-4 A6		6.6900	01/25/30	413,090
329,000	Provident Bank Home Equity Loan Trust Series 1998-4 A9(d)	TSFR1M + 3.614%	7.3460	01/25/30	315,022
992,535	Provident Bank Home Equity Loan Trust Series 1999-3 A3(d)	TSFR1M + 0.894%	4.2360	01/25/31	933,554
167,188	Provident Bank Home Equity Loan Trust Series 1999-3 A2(d)	TSFR1M + 0.954%	4.2660	01/25/31	150,127
306,291	Provident Bank Home Equity Loan Trust Series 2004-2 A1(d)	TSFR1M + 0.654%	4.3860	08/25/31	293,767
305,029	Quest Trust Series 2003-X3 M3(d),(e)	TSFR1M + 4.989%	8.7210	02/25/34	441,246
7,225,535	RAAC Series Trust Series 2005-SP3 SB(h)		0.0000	12/25/35	6,024,555
25,868	RAAC Series Trust Series SP4 M3(d)	TSFR1M + 1.614%	5.3460	11/25/36	25,853
1,873,172	RAAC Series Trust Series 2006-SP4 M4(d)	TSFR1M + 2.514%	6.2460	11/25/36	1,873,424
1,759,721	RAAC Series Trust Series 2006-SP1 M2(d)	TSFR1M + 0.939%	4.6710	09/25/45	1,362,997
3,511,969	RAAC Series Trust Series 2006-RP1 M3(d),(e)	TSFR1M + 2.889%	5.6960	10/25/45	3,510,997
2,759,324	RAAC Series Trust Series 2006-RP1 M4(d),(e)	TSFR1M + 2.927%	5.7210	10/25/45	2,814,530
4,000,000	RAAC Series Trust Series 2006-RP4 M2(d)	TSFR1M + 1.614%	5.3460	01/25/46	4,033,718
186,509	RALI Series Trust Series 2004-QA4 NB21(b)		5.3590	09/25/34	180,347
299,078	RALI Series Trust Series 2004-QA4 NB1(b)		5.5720	09/25/34	267,078
313,891	RALI Series Trust Series 2004-QA6 NB2(b)		4.4050	12/26/34	298,229
822,505	RALI Series Trust Series 2004-QA6 NB4(b)		4.8050	12/26/34	730,655
1,758,281	RALI Series Trust Series 2005-QA2 A1I(b)		1.4200	02/25/35	564,051
161,847	RALI Series Trust Series 2005-QA2 NB2(b)		4.8960	02/25/35	143,005
1,492,934	RALI Series Trust Series 2005-QA2 A1II(b)		4.9180	02/25/35	816,016
161,546	RALI Series Trust Series 2005-QA3 NB4(b),(h)		0.0000	03/25/35	23,511
55,663	RALI Series Trust Series 2005-QA3 NB1(b)		3.6650	03/25/35	30,783
669,796	RALI Series Trust Series 2005-QA6 NB23(b)		2.2220	05/25/35	310,534

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
16,406	RALI Series Trust Series 2005-QA8 NB2(b)		5.2710	07/25/35	$15,420
2,606,524	RALI Series Trust Series 2005-QA9 NB21(b)		1.6440	08/25/35	891,071
1,019,026	RALI Series Trust Series 2005-QA9 CB3(b)		4.7370	08/25/35	924,234
4,962,804	RALI Series Trust Series 2005-QA11 3A1(b)		1.6240	10/25/35	1,661,487
975,165	RALI Series Trust Series 2005-QA12 CB3(b)		5.1100	12/25/35	896,418
117,362	RALI Series Trust Series 2005-QA12 NB2(b)		6.3880	12/25/35	114,384
94,618	RALI Series Trust Series 2006-QA2 3A1(b)		6.2870	02/25/36	79,772
7,150,696	RALI Series Trust Series 2006-QS11 2A1		1.8440	08/25/36	2,388,570
249,654	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	198,670
2,335,122	RALI Series Trust Series 2007-QO1 A1(d)	TSFR1M + 0.414%	4.1460	02/25/47	2,168,023
3,564,641	RALI Series Trust Series QO4 A1A(d)	TSFR1M + 0.494%	4.2260	05/25/47	3,346,516
2,949,446	RALI Series Trust Series 2007-QO5 A(d)	12MTA + 3.120%	0.7320	08/25/47	430,318
477,762	RAMP Series Trust Series 2003-SL1 A41		8.0000	04/25/31	178,817
366,461	RAMP Series Trust Series 2005-SL2 A5		0.0010	10/25/31	136,677
220,555	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	194,677
326,844	RAMP Series Trust Series 2004-SL3 A4		3.8360	12/25/31	146,140
361,299	RAMP Series Trust Series 2005-SL1 A3		0.9220	05/25/32	47,197
564,540	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	360,947
230,052	RAMP Series Trust Series 2004-SL4 A5		1.8660	07/25/32	62,527
650,166	RAMP Series Trust Series 2003-RS7 MII2(d)	TSFR1M + 1.914%	4.6760	08/25/33	633,128
357,703	RAMP Series Trust Series 2003-RS10 MII2(d)	TSFR1M + 1.814%	4.7750	11/25/33	354,408
1,636,696	RAMP Series Trust Series 2004-RS7 A3(b)		5.5540	07/25/34	1,462,860
157,090	RAMP Series Trust Series 2006-RS6 A4(d)	TSFR1M + 0.654%	4.3860	11/25/36	129,972
2,564,574	RASC Series Trust Series 2004-KS11 M2(d)	SOFRRATE + 1.614%	5.1730	12/25/34	2,774,716
2,019,784	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	1,775,173
428,430	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	378,699
1,271,844	RBSSP Resecuritization Trust Series 2009-6 8A3(b),(e)		4.1120	08/26/35	353,154
359,761	RBSSP Resecuritization Trust Series 2010-1 3A2(b),(e)		5.8000	08/26/35	358,652
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(f)		3.9230	03/25/33	47,135
58,214	Renaissance Home Equity Loan Trust Series 2004-3 AF6(f)		5.3240	11/25/34	55,503
19,038	Renaissance Home Equity Loan Trust Series 2005-4 A4(f)		5.8250	02/25/36	18,891
48,621	Reperforming Loan REMIC Trust Series 2004-R1 2A(e)		6.5000	11/25/34	47,630
145,056	Reperforming Loan REMIC Trust Series 2004-R1 3A(e)		7.5000	11/25/34	148,613
240,060	Reperforming Loan REMIC Trust Series 2006-R2 AF1(d),(e)	TSFR1M + 0.534%	4.2660	07/25/36	227,500

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
141,586	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	$78,844
190,281	Residential Asset Securitization Trust Series 2004-A2 2A1(d)	TSFR1M + 0.664%	4.3960	05/25/34	182,014
226,790	Residential Asset Securitization Trust Series 2006-A3CB PO(j)		—	01/25/46	2
167,073	Residential Asset Securitization Trust Series 2006-A3CB AX(b),(c)		6.0000	01/25/46	31,174
502,898	RFMSI Series Trust Series 2005-SA1 2A(b)		4.3190	03/25/35	460,351
157,085	RFMSI Series Trust Series 2005-SA3 3A(b)		5.5580	08/25/35	136,904
563,278	RFMSI Series Trust Series 2005-SA5 2A(b)		5.1120	11/25/35	501,313
98,543	RFMSI Series Trust Series 2006-SA1 2A1(b)		5.9410	02/25/36	90,821
61,507	RFMSI Series Trust Series 2006-SA3 3A1(b)		5.5720	09/25/36	53,336
984,636	RFMSI Series Trust Series 2007-S9 1A1		2.2720	10/25/37	447,576
845,924	RFSC Series Trust Series 2002-RP2 A1(d),(e)	TSFR1M + 1.614%	5.3460	10/25/32	826,149
274,193	RFSC Trust Series 2002-RP1 A1(d),(e)	TSFR1M + 0.974%	4.7060	03/25/33	270,294
33,567	SACO I Trust Series 2005-WM2 M1(d)	TSFR1M + 0.939%	4.6710	07/25/35	38,840
15,374	SACO I Trust Series 2007-2 A1(d)	TSFR1M + 0.434%	4.1660	02/25/37	15,658
518,567	Sail Net Interest Margin Notes Series BC1A B(e),(i)		0.0000	01/27/33	447,748
576,011	Sail Net Interest Margin Notes Series 2003-6A A(e)		7.0000	07/27/33	1,860,387
2,257,392	SASCO ARC NIM Series 2003-5(e)		6.0000	06/27/33	2,255,186
790,457	Sasco Net Interest Margin Trust Series BC2 C(d),(e)	TSFR1M + 3.114%	6.8420	02/27/33	803,708
801,083	Saxon Asset Sec Trust Mortgage Loan Asset Backed Certificates Series 1999-5 BF(b)		9.3000	08/25/28	765,754
281,808	Securitized Asset Backed Receivables, LLC Trust Series DO1 M2(d)	TSFR1M + 2.064%	5.7960	07/25/34	345,219
284,320	Securitized Asset Backed Receivables, LLC Trust Series OP2 A2(d)	TSFR1M + 0.814%	4.5460	08/25/34	277,168
6,644	Sequoia Mortgage Trust Series 6 B2(d)	TSFR1M + 1.164%	4.6200	04/19/27	6,145
9,690	Sequoia Mortgage Trust Series 2003-4 2B5(b)		5.4760	07/20/33	5,620
17,922	Sequoia Mortgage Trust Series 2003-4 2B2(b)		5.4800	07/20/33	17,229
27,172	Sequoia Mortgage Trust Series 2003-4 2B3(b)		5.8356	07/20/33	26,415
88,245	Sequoia Mortgage Trust Series 2004-1 B1(d)	TSFR1M + 0.939%	4.6730	02/20/34	72,044
3,156,043	SHARPS OTC Series 2002-AQ1N		0.0000	04/25/31	2,199,999
24,040	Soundview Home Loan Trust Series 2004-1 M2(d)	TSFR1M + 1.134%	4.8660	07/25/34	22,500
142,932	Soundview Home Loan Trust Series 2004-1 M7(d)	TSFR1M + 3.039%	6.7710	07/25/34	123,241
930,065	Soundview Home Loan Trust Series 2004-1 M9(d)	TSFR1M + 4.989%	8.7210	07/25/34	769,174
26,874,047	Soundview Home Loan Trust Series 2007-OPT4 X1(b),(c)		0.5490	09/25/37	653,431
1,245,115	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(d)	TSFR1M + 0.424%	4.1560	07/25/35	723,751
125,166	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(b)		3.8400	04/25/47	116,254
260,149	Structured Asset Investment Loan Trust Series 2003-BC2 M1(d)	TSFR1M + 1.494%	5.2260	04/25/33	268,399

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
264,045	Structured Asset Investment Loan Trust Series 2003-BC10 M2(d)	TSFR1M + 2.889%	6.6210	10/25/33	$312,860
2,398,064	Structured Asset Investment Loan Trust Series 2003-BC10 M3(d)	TSFR1M + 3.414%	7.1460	10/25/33	2,674,094
312,722	Structured Asset Investment Loan Trust Series 2003-BC10 M4(d)	TSFR1M + 4.614%	8.3460	10/25/33	583,361
3,614,591	Structured Asset Investment Loan Trust Series BC12 2A(d)	TSFR1M + 0.834%	4.5660	11/25/33	3,609,562
750,631	Structured Asset Investment Loan Trust Series 2004-8 A6(d)	TSFR1M + 0.914%	3.6800	09/25/34	735,037
216,781	Structured Asset Investment Loan Trust Series 2004-8 A1(d)	TSFR1M + 0.664%	4.3960	09/25/34	207,377
343,730	Structured Asset Investment Loan Trust Series 2004-8 A9(d)	TSFR1M + 1.114%	4.8460	09/25/34	354,099
144,758	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(b)		4.9020	10/19/34	135,282
148,482	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(d)	TSFR1M + 0.514%	4.2460	02/19/35	151,213
1,074,807	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(d)	TSFR1M + 0.514%	4.2460	02/25/36	891,458
1,182,848	Structured Asset Mortgage Investments II Trust Series 2006-AR1 2A2(d)	TSFR1M + 0.734%	4.4660	02/25/36	1,194,625
4,212,945	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(b)		1.0740	05/25/36	762,341
103,393	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(b)		2.5680	05/25/36	42,960
47,055	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(d)	TSFR1M + 0.414%	4.1460	02/25/37	45,834
580,542	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(d)	TSFR1M + 0.374%	1.6840	03/25/37	221,685
408,454	Structured Asset Mortgage Investments II Trust Series AR6 1A2(d)	TSFR1M + 0.834%	4.5660	09/25/45	374,501
1,257,347	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(d)	TSFR1M + 0.534%	2.4150	05/25/46	567,610
961,973	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(d)	TSFR1M + 0.534%	4.2660	05/25/46	687,432
189,528	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(d)	TSFR1M + 1.314%	5.0460	05/19/33	176,409
56,345	Structured Asset Securities Corporation Assistance Loan Series AL2 B1(e)		3.3560	01/25/31	48,907
109,425	Structured Asset Securities Corporation Mortgage Series 2003-39EX M3(f)		3.9260	08/25/33	130,680
863,000	Structured Asset Securities Corporation Mortgage(f)		3.5450	05/25/34	989,932
315,903	Structured Asset Securities Corporation Mortgage Series 2004-11XS 1A5A(f)		4.7600	06/25/34	313,633
828,165	Structured Asset Securities Corporation Mortgage Certificates Series 2003-31A B1(b)		5.7880	10/25/33	757,433
157,113	Structured Asset Securities Corporation Mortgage Loan Series WF2 B2(d),(e)	TSFR1M + 3.864%	7.5960	05/25/35	163,498
124,475	Structured Asset Securities Corporation Mortgage Loan Series RF3 2A(b),(e)		5.6510	10/25/36	118,112

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
14,022	Structured Asset Securities Corporation Mortgage Pass Series 2001- SB1 A2		3.3750	08/25/31	$13,975
451,554	Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 1998-6 B2		6.5000	07/25/28	381,918
1,043,093	Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2003-40A B1(d)		5.0500	01/25/34	823,451
2,674,618	TBW Mortgage-Backed Pass-Through Certificates Series 1 1A1		1.0440	04/25/36	697,335
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	329,961
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		1.2700	07/25/36	143,802
240,679	Terwin Mortgage Trust Series 2004-1HE M1(d),(e)	TSFR1M + 1.239%	4.9710	02/25/34	228,140
283,584	Terwin Mortgage Trust Series 2004-1HE M2(d),(e)	TSFR1M + 2.589%	6.3210	02/25/34	221,173
2,346,558	Terwin Mortgage Trust Series 2004-21HE 2M3(d),(e)	TSFR1M + 2.739%	6.4710	12/25/34	2,338,816
3,050,000	Terwin Mortgage Trust Series 2006-8 1A2(b),(e)		0.0450	08/25/37	1,406,580
128,672	Terwin Mortgage Trust Series 2006-17HE A2B1(d),(e)	TSFR1M + 0.514%	3.8180	01/25/38	181,861
383,054	Terwin Mortgage Trust Series TMTS Series 2003-2HE(d)	TSFR1M + 1.014%	4.7460	07/25/34	432,647
372,885	Terwin Mortgage Trust Series TMTS Series 2004-3HE B2(d),(e)	TSFR1M + 2.964%	6.6960	03/25/35	437,481
2,967,136	Truman Capital Mortgage Loan Trust Series 2002-2 M2(d),(e)	TSFR1M + 4.764%	8.4960	11/25/32	2,606,606
373,359	Truman Capital Mortgage Loan Trust Series 2006-1 M1(d),(e)	TSFR1M + 0.834%	4.5660	03/25/36	351,154
185,735	Truman Capital Mortgage Loan Trust Series 1 M1(d),(e)	TSFR1M + 1.464%	5.1960	03/25/37	215,562
575,750	UCFC Home Equity Loan Trust Series 1998-D BV1(d)	TSFR1M + 3.364%	7.1150	12/15/28	726,507
59,196	UCFC Manufactured Housing Contract Series 3 M		7.1150	01/15/29	58,942
644,149	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	642,910
1,619,746	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(b),(e)		4.1050	02/16/36	1,549,699
692,369	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(b),(e)		4.1050	02/16/36	649,976
512,544	Voyager CNTYW Delaware Trust Series 2009-1 5AX4(b),(c),(e)		4.2050	02/16/36	481,211
4,294,638	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(b),(e)		4.0650	05/16/36	4,140,586
902,750	Voyager IDYMC Delaware Trust Series 1 UAA3(d),(e)	TSFR1M + 0.284%	4.0160	09/26/36	870,348
2,291,306	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(b),(c),(e)		1.0000	02/25/38	497,269
674,548	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(b)		3.9150	08/20/35	624,784
30,435	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(b)		2.8570	05/20/36	28,677
69,330	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(b)		5.9170	12/19/39	64,207
23,645	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(b),(e)		5.9170	12/19/39	21,304
17,741	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(b),(e)		5.9170	12/19/39	15,817
16,190	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(b),(e)		5.9170	12/19/39	12,394

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
78,375	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(b)		6.4950	10/25/32	$75,496
321,199	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(b)		5.6330	02/25/33	305,010
1,028,439	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(b)		2.9790	06/25/33	457,912
137,480	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(b)		5.6700	09/25/33	107,882
144,328	WaMu Mortgage Pass-Through Certificates Series AR9 1B1(b)		5.6700	09/25/33	132,460
508,426	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(b)		5.9740	01/25/34	492,351
32,365	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(b)		4.6390	12/25/35	29,600
34,623	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(b)		3.8650	10/25/36	30,641
162,092	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(b)		3.4470	11/25/41	146,004
47,682	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(d),(e)	12MTA + 1.400%	5.4290	06/25/42	40,111
60,525	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(d)	12MTA + 1.400%	5.4290	06/25/42	54,480
58,678	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(d)	12MTA + 1.400%	5.4290	06/25/42	53,676
117,093	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(d)	12MTA + 1.400%	5.4290	06/25/42	107,973
5,935	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(d)	12MTA + 1.400%	5.4290	08/25/42	3,657
32,192	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(d)	12MTA + 1.400%	5.4290	08/25/42	31,185
993,315	WaMu Mortgage Pass-Through Certificates Series AR9 A1A(d)	TSFR1M + 0.754%	4.4860	07/25/45	973,824
3,543,693	Washington Mutual Asset-Backed Certificates Series 2006-HE5 1A(d)	TSFR1M + 0.424%	4.1120	10/25/36	2,732,507
1,172,365	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	1,023,318
399,722	Washington Mutual Mortgage Pass-Through Series 7 1A2(d)	TSFR1M + 0.564%	4.2960	09/25/35	327,658
311,221	Washington Mutual Mortgage Pass-Through Series 9 5A4(d)	TSFR1M + 35.094%	7.7280	11/25/35	306,848
1,595,496	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(d)	TSFR1M + 0.614%	4.3460	02/25/36	1,362,094
418,058	Washington Mutual Mortgage Pass-Through Series 2006-2 1A4(d)	US0001M + 0.700%	4.5460	03/25/36	385,734
2,247,490	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	1,773,595
554,957	Washington Mutual Mortgage Pass-Through Series 2 1A1		6.0000	03/25/36	551,365
390,902	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(d)	12MTA + 0.940%	4.9690	07/25/46	242,931
771,158	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(d)	12MTA + 0.960%	4.9890	08/25/46	448,393
14,924	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(e)		6.5000	10/19/29	14,590
14,924	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(e)		6.5000	10/19/29	14,584
19,968	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(b)		4.6190	02/25/33	19,500
368,103	Washington Mutual MSC Mortgage Pass-Through Series AR1 B2(b)		5.2510	02/25/33	321,368
265,376	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(b),(e)		5.7643	02/25/33	895
30,632	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	30,536
38,702	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(b)		5.7500	03/25/33	36,063

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.6% (Continued)
506,868	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(b)		4.9550	05/25/33	$497,871
439,107	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(b)		7.0000	07/25/33	369,268
6,837	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(b)		4.9800	04/25/34	7,014
1,184,815	Wells Fargo Home Equity Asset-Backed Securities Series 2W AI8I		4.9000	09/25/34	1,184,265
469,665	Wells Fargo Home Equity Asset-Backed Securities Series 2 M7(d)	TSFR1M + 4.614%	8.3460	10/25/34	493,788
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(d)	TSFR1M + 2.664%	6.3960	04/25/35	710,979
110,858	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(d)	US0001M + 3.750%	7.5960	04/25/35	118,305
20,730	Wells Fargo Mortgage Backed Securities Series 2003-I B2(b)		6.3920	09/25/33	19,803
20,182	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(b)		6.4900	07/25/34	20,563
					534,924,908
	OTHER ABS — 0.0%(g)
4,176	Oakwood Mortgage Investors, Inc. Series 1996-B B1(b),(e)		8.4500	10/15/26	4,163
60,534	Oakwood Mortgage Investors, Inc. Series C B1(e)		7.9600	04/15/27	60,209
					64,372
	RESIDENTIAL MORTGAGE — 0.0%(g)
180,319	SASCO Mortgage Loan Trust Series 2004-GEL3 M2(d)	TSFR1M + 2.514%	4.5240	08/25/34	181,898

	STUDENT LOANS — 0.1%
1,336,863	National Collegiate Trust Series 2007-A B(d),(e)	US0001M + 0.450%	4.5560	11/25/34	1,247,888

	TOTAL ASSET BACKED SECURITIES (Cost $1,011,614,472)				1,025,677,135

	CORPORATE BONDS — 14.6%
	INSURANCE — 12.5%
8,499,684	Ambac Assurance Corporation		5.1000	06/07/60	11,101,635
93,645,891	Ambac Assurance Corporation(e)		5.1000	06/07/69	122,313,083
10,652,561	MBIA Global Funding, LLC(a),(e),(i)		0.0000	12/15/31	5,699,120
62,490,325	MBIA Global Funding, LLC(a),(i)		0.0000	12/15/33	23,121,420
					162,235,258
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
3,500,000	Brixmor, LLC		7.6500	11/02/26	3,471,909

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.6% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 0.4% (Continued)
1,630,000	Brixmor, LLC		6.9000	02/15/28	$1,628,855
					5,100,764
	SPECIALTY FINANCE — 0.9%
10,000,000	Argos Private Investments, LLC		8.0000	12/31/27	10,000,000
13,697,066	MSP Deer Finance Syndicated Loan		17.0000	04/09/26	3,424,266
1,982,034	PDOF MSN Issuer, LLC(d),(e)	SOFRRATE + 4.500%	8.2100	03/01/26	1,962,844
784,539	US Capital Funding II Ltd.(a),(d),(e)	TSFR3M + 1.912%	5.7650	08/01/34	713,440
4,000,000	X-Caliber Funding, LLC(e)		5.0000	09/01/26	3,807,661
1,275,000	X-Caliber Funding, LLC(e)		11.0000	09/01/26	1,188,192
					21,096,403

	TOTAL CORPORATE BONDS (Cost $212,010,788)				188,432,425

	TERM LOANS — 0.2%
	PROFESSIONAL SERVICES — 0.2%
1,847,522	Farrel & Fuller Delayed Draw Term Loan		18.0000	03/13/29	1,861,378

	TOTAL TERM LOANS (Cost $1,847,522)				1,861,378

Shares
	SHORT-TERM INVESTMENTS — 4.6%
	MONEY MARKET FUNDS - 4.6%
59,392,779	First American Treasury Obligations Fund, Class X, 3.65% (Cost $59,392,779)(k)	59,392,779

	TOTAL INVESTMENTS - 99.8% (Cost $1,294,418,436)	$1,284,909,717
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	2,343,512
	NET ASSETS - 100.0%	$1,287,253,229

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	1 Month Secured Overnight Financing Rate

TSFR3M	3 Month Secured Overnight Financing Rate

TSFR12M	12 Month Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

(a)	Illiquid security. The total fair value of these securities as of December 31, 2025 was $57,004,037, representing 4.43% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Interest only securities.

(d)	Variable rate security; the rate shown represents the rate on December 31, 2025.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is $648,784,496 or 50.4% of net assets.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2025.

(g)	Percentage rounds to less than 0.1%.

(h)	Non-income producing security.

(i)	Zero coupon bond.

(j)	Principal only securities.

(k)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.0%
	EQUITY - 83.0%
7,135	SPDR S&P 500 ETF	$4,865,499
10,000	Vanguard S&P 500 ETF	6,271,300
		11,136,799

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,657,383)	11,136,799

	SHORT-TERM INVESTMENTS — 6.0%
	MONEY MARKET FUNDS - 6.0%
805,070	First American Treasury Obligations Fund, Class X, 3.65% (Cost $805,070)(a),(c)	805,070

	TOTAL INVESTMENTS - 89.0% (Cost $10,462,453)	$11,941,869
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.0%	1,481,495
	NET ASSETS - 100.0%	$13,423,364

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration Date	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	CBOT 10 Year US Treasury Note Future	03/23/2026	$112,438	$141
4	CBOT 2 Year US Treasury Note Future	04/01/2026	835,156	(281)
5	CBOT 5 Year US Treasury Note Future	04/01/2026	546,523	(790)
2	CBOT US Treasure Bond Future	03/23/2026	231,188	(906)
3	CME Australian Dollar Currency Future	03/17/2026	200,190	(380)
6	CME British Pound Currency Future	03/17/2026	504,675	1,381
6	CME Canadian Dollar Currency Future	03/18/2026	438,720	1,309
6	CME E-Mini Standard & Poor’s 500 Index Future	03/23/2026	2,067,750	(9,974)
9	CME Euro Foreign Exchange Currency Future	03/17/2026	1,325,250	(3,410)
14	CME Mexican Peso Currency Future	03/17/2026	385,840	284
3	CME Micro Bitcoin Future(c)	02/02/2026	26,366	(413)
8	CME Swiss Franc Currency Future	03/17/2026	1,270,750	(2,731)
3	COMEX Gold 100 Troy Ounces Future(c)	02/26/2026	1,302,330	(10,870)
1	COMEX Silver Future(c)	03/30/2026	353,015	(1,935)
2	Euro-BTP Italian Bond Future	03/09/2026	282,378	(669)
4	FTSE 100 Index Future	03/23/2026	536,026	550
1	ICE Brent Crude Oil Future(c)	02/02/2026	60,850	(690)
1	ICE Gas Oil Future(c)	02/13/2026	62,000	(450)
4	ICE US MSCI Emerging Markets EM Index Future	03/23/2026	282,280	5,360
1	Long Gilt Future	03/30/2026	123,168	(95)
7	Micro E-Mini S&P 500 Future	03/23/2026	241,238	(2,597)

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration Date	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	02/02/2026	$288,120	$392
	TOTAL FUTURES CONTRACTS			$(26,774)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration Date	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2	CBOT Corn Future(c)	03/16/2026	$44,025	$763
2	CBOT Soybean Future(c)	03/16/2026	104,750	788
2	CBOT Wheat Future(c)	03/16/2026	50,700	2,463
1	CME E-Mini Russell 2000 Index Future	03/23/2026	124,900	90
6	CME Japanese Yen Currency Future	03/17/2026	481,388	1,006
1	CME Yen Denominated Nikkei 225 Index Future	03/13/2026	161,177	(704)
1	E-mini Dow Jones Industrial Average Index Future	03/23/2026	241,680	915
9	Eurex 10 Year Euro BUND Future	03/09/2026	1,348,837	243
21	Eurex 2 Year Euro SCHATZ Future	03/09/2026	2,634,621	(738)
1	Eurex 30 Year Euro BUXL Future	03/09/2026	129,370	2,111
9	Eurex 5 Year Euro BOBL Future	03/09/2026	1,228,196	(1,096)
9	Eurex EURO STOXX 50 Future	03/23/2026	617,587	(7,354)
3	French Government Bond Future	03/09/2026	425,012	(905)
5	HKG Hang Seng China Enterprises Index Future	01/30/2026	285,986	848
2	HKG Hang Seng Index Future	01/30/2026	329,551	(65)
3	NYBOT CSC Number 11 World Sugar Future(c)	03/02/2026	50,434	(426)
1	NYMEX Henry Hub Natural Gas Future(c)	01/29/2026	36,860	1,200
18	SGX FTSE China A50 Futures Contract	01/30/2026	275,040	263
1	Three-Month SOFR Future	09/20/2028	241,550	38
4	Ultra 10-Year US Treasury Note Future	03/23/2026	460,063	343
4	Ultra U.S. Treasury Bond Future	03/23/2026	472,000	1,063

	TOTAL FUTURES CONTRACTS			$846
	TOTAL OPEN FUTURES CONTRACTS			$(25,928)

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the RRDEF Fund Ltd.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities
December 31, 2025

		Rational
	Rational	Premium Income Fund	Rational	Rational
	Equity Armor	(Formerly, Rational	Dynamic Brands	Strategic Allocation
	Fund	Tactical Return Fund)	Fund	Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$49,379,756	$28,739,818	$47,346,406	$955,333
Investments in Affiliated securities, at cost	—	—	—	8,710,549
Total Securities at Cost	$49,379,756	$28,739,818	$47,346,406	$9,665,882

Investments in Unaffiliated securities, at value	$57,998,155	$28,753,585	$63,732,881	$1,057,099
Investments in Affiliated securities, at value	—	—	—	8,127,662
Total Securities at Value	$57,998,155	$28,753,585	$63,732,881	$9,184,761
Deposits with Brokers for futures and options	1,520,379	10,010	—	873,979
Receivable for Fund shares sold	15,509	17	—	—
Futures unrealized appreciation	23,053	—	—	19,725
Dividends and interest receivable	35,324	16,160	17,784	1,396
Due from Advisor	—	—	—	4,770
Prepaid expenses and other assets	38,472	22,061	32,446	13,641
Total Assets	59,630,892	28,801,833	63,783,111	10,098,272

LIABILITIES:
Options written (premiums received $2,612,065, $0, $0, $0)	2,568,165	—	—	—
Payable for securities purchased	1,955,308	—	—	1,346
Management fees payable	32,802	38,486	41,107	—
Futures unrealized depreciation	58,952	—	—	—
Unrealized depreciation - on swap contracts	—	14,832	—	—
Payable for Fund shares redeemed	679,504	184,142	1,432	—
Payable to related parties	7,487	7,906	7,629	6,332
Shareholder services fees payable	6,279	6,615	9,396	851
Accrued 12b-1 fees	513	1,851	14,789	3,662
Trustee fees payable	4,315	4,378	4,387	4,375
Accrued expenses and other liabilities	33,400	29,366	31,798	33,597
Total Liabilities	5,346,725	287,576	110,538	50,163

Net Assets	$54,284,167	$28,514,257	$63,672,573	$10,048,109

NET ASSETS CONSIST OF:
Paid in capital	$46,326,779	$29,863,723	$46,699,027	$10,856,377
Accumulated earnings (deficits)	7,957,388	(1,349,466)	16,973,546	(808,268)
Net Assets	$54,284,167	$28,514,257	$63,672,573	$10,048,109

Institutional Shares
Net Assets	$43,993,633	$25,028,035	$44,151,246	$1,302,389
Shares of beneficial interest outstanding (a)	4,080,621	1,542,989	666,347	150,853
Net asset value, offering price and redemption price per share (c)	$10.78	$16.22	$66.26	$8.63

Class A Shares
Net Assets	$9,168,883	$1,418,409	$15,317,472	$8,636,164
Shares of beneficial interest outstanding (a)	857,816	87,069	383,292	994,533
Net asset value and redemption price per share	$10.69	$16.29	$39.96	$8.68
Maximum offering price per share (b)	$11.22	$17.10	$41.95	$9.11
Minimum redemption price per share (d)	$10.58	$16.13	$39.56	$8.59

Class C Shares
Net Assets	$1,121,651	$2,067,813	$4,203,855	109,556
Shares of beneficial interest outstanding (a)	107,961	132,296	130,068	12,776
Net asset value, offering price and redemption price per share (c)	$10.39	$15.63	$32.32	$8.58

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% CDSC on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Continued)
December 31, 2025

		Rational/Pier 88	Rational	Rational/RGN
	Return Stacked® Balanced	Convertible Securities	Special Situations	Hedged Equity
	Allocation & Systematic Macro Fund	Fund	Income Fund	Fund
	(Consolidated)			(Consolidated)
ASSETS:
Investments in securities, at cost	$31,859,185	$206,113,319	$1,294,418,436	$10,462,453
Securities at Value	$35,986,782	$209,621,581	$1,284,909,717	$11,941,869
Futures unrealized appreciation	892,133	—	—	21,549
Deposits with Brokers for futures	5,312,618	—	—	1,408,266
Foreign cash deposits with brokers for futures (Cost $2,484,450, $0, $0, $122,105)	2,502,526	—	—	122,290
Receivable for securities sold	—	—	341,963	—
Dividends and interest receivable	49,135	661,712	4,343,371	15,451
Receivable for Fund shares sold	220,635	43,357	976,548	—
Prepaid expenses and other assets	24,248	23,187	42,501	18,559
Total Assets	44,988,077	210,349,837	1,290,614,100	13,527,984

LIABILITIES:
Futures unrealized depreciation	672,471	—	—	47,477
Management fees payable	48,161	145,995	1,623,882	13,238
Payable for Fund shares redeemed	192,357	2,684	1,247,401	—
Payable to related parties	8,270	15,933	116,838	5,620
Accrued 12b-1 fees	4,615	735	96,142	130
Shareholder services fees payable	4,904	26,143	164,443	1,176
Trustee fees payable	4,400	4,315	4,377	4,403
Accrued expenses and other liabilities	35,945	38,267	107,788	32,576
Total Liabilities	971,123	234,072	3,360,871	104,620

Net Assets	$44,016,954	$210,115,765	$1,287,253,229	$13,423,364

NET ASSETS CONSIST OF:
Paid in capital	$41,834,669	$213,308,415	$1,357,475,934	$11,916,072
Accumulated earnings (deficits)	2,182,285	(3,192,650)	(70,222,705)	1,507,292
Net Assets	$44,016,954	$210,115,765	$1,287,253,229	$13,423,364

Institutional Shares
Net Assets	$40,722,513	$209,578,940	$1,196,134,545	$13,257,555
Shares of beneficial interest outstanding (a)	1,923,396	19,059,824	66,452,314	1,145,501
Net asset value, offering price and redemption price per share	$21.17	$11.00	$18.00	$11.57

Class A Shares
Net Assets	$1,032,561	$304,455	$51,789,129	$154,133
Shares of beneficial interest outstanding (a)	49,467	27,728	2,881,126	13,362
Net asset value and redemption price per share	$20.87	$10.98	$17.98	$11.54
Maximum offering price per share (b)	$22.14	$11.53	$18.88	$12.24
Minimum redemption price per share (d)	$20.66	$10.87	$17.80	$11.43

Class C Shares
Net Assets	$2,261,880	$232,370	$39,329,555	$11,676
Shares of beneficial interest outstanding (a)	113,924	21,312	2,194,388	1,019
Net asset value, offering price and redemption price per share (c)	$19.85	$10.90	$17.92	$11.46

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for Rational/Pier 88 Convertible Securities Fund and Rational Special Situations Income Fund. There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for Return Stacked® Balanced Allocation & Systematic Macro Fund and RGN Hedged Equity Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% CDSC on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Operations
For the Year Ended December 31, 2025

		Rational
	Rational	Premium Income Fund	Rational	Rational
	Equity Armor	(Formerly, Rational	Dynamic Brands	Strategic Allocation
	Fund	Tactical Return Fund)	Fund	Fund
Investment Income:
Dividend income	$442,370	$—	$458,597	$7,067
Interest income	55,784	1,779,309	48,193	26,852
Dividend income - affiliated companies	—	—	—	46,843
Foreign tax withheld	(1,527)	—	(9,637)	—
Total Investment Income	496,627	1,779,309	497,153	80,762

Operating Expenses:
Investment management fees	305,152	926,333	538,007	9,574
12b-1 Fees - Class A Shares	22,372	6,099	39,940	20,592
12b-1 Fees - Class C Shares	10,976	25,968	45,776	1,044
Shareholder Services Fees - Institutional Shares	32,915	50,251	39,095	13
Shareholder Services Fees - Class A Shares	9,576	2,592	15,774	8,312
Shareholder Services Fees - Class C Shares	658	1,699	1,765	205
Registration fees	55,800	49,070	52,022	22,380
Financial Administration fees/Fund Accounting fees	55,658	60,865	60,491	40,597
Legal fees	26,935	28,140	29,062	26,885
Trustees’ fees	17,996	17,997	18,002	17,996
Audit fees	16,571	16,391	15,640	16,391
Legal Administration/Management Service Fees	13,252	17,478	23,504	3,264
Compliance officer fees	12,850	12,098	15,121	7,024
Interest expense	12,462	4,817	2,791	2,167
Custody fees	6,740	3,004	5,704	922
Printing expense	4,632	3,075	7,215	2,000
Insurance expense	2,233	4,462	4,938	671
Miscellaneous expenses	2,599	2,603	2,604	3,329
Total Operating Expenses	609,377	1,232,942	917,451	183,366

Less: Expenses waived/reimbursed by Advisor	—	(144,937)	—	(116,488)
Net Operating Expenses	609,377	1,088,005	917,451	66,878

Net Investment Income (Loss)	(112,750)	691,304	(420,298)	13,884

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	2,602,923	25,833	4,844,481	—
Affiliated companies	—	—	—	(612,250)
Options purchased	(939,595)	(6,028,192)	—	—
Options written	320,916	7,171,035	—	—
Futures	(2,038,773)	3	—	484,383
Net Realized Gain (Loss) on Investments	(54,529)	1,168,679	4,844,481	(127,867)

Net Change in Unrealized Appreciation (Depreciation) on Investments
Investments	4,420,041	13,767	(3,743,777)	103,103
Affiliated companies	—	—	—	608,070
Options purchased	141,012	61,500	—	—
Options written	43,900	(91,000)	—	—
Futures	40,001	—	—	344,850
Swaps	—	(14,832)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,644,954	(30,565)	(3,743,777)	1,056,023

Net Realized and Unrealized Gain on Investments	4,590,425	1,138,114	1,100,704	928,156

Net Increase in Net Assets Resulting From Operations	$4,477,675	$1,829,418	$680,406	$942,040

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Operations (Continued)
For the Year Ended December 31, 2025

		Rational/Pier 88	Rational	Rational/RGN
	Return Stacked® Balanced	Convertible Securities	Special Situations	Hedged Equity
	Allocation & Systematic Macro Fund	Fund	Income Fund	Fund
	(Consolidated)			(Consolidated)
Investment Income:
Dividend income	$202,836	$2,989,228	$662,939	$103,577
Interest income	1,201,975	5,898,141	78,162,637	31,246
Total Investment Income	1,404,811	8,887,369	78,825,576	134,823

Operating Expenses:
Investment management fees	881,892	1,766,310	17,789,653	177,644
12b-1 Fees - Class A Shares	2,643	1,030	132,771	74
12b-1 Fees - Class C Shares	27,340	2,508	393,681	106
Shareholder Services Fees - Institutional Shares	48,378	163,368	1,183,278	4,455
Shareholder Services Fees - Class A Shares	1,476	475	57,427	7
Shareholder Services Fees - Class C Shares	532	167	18,143	—
Financial Administrative fees /Fund Accounting fees	64,112	120,919	911,831	47,873
Legal fees	59,650	26,290	187,240	78,713
Registration fees	44,387	48,611	118,589	17,664
Audit fees	18,710	17,166	67,856	17,948
Compliance officer fees	18,595	16,988	41,836	12,280
Trustees’ fees	17,996	17,996	18,002	18,089
Legal Administration/Management Service Fees	16,413	68,987	390,052	3,450
Printing expenses	14,059	9,768	90,002	2,399
Custody fees	6,117	12,776	80,343	2,743
Insurance Expense	4,527	13,237	61,974	508
Interest expense	889	889	889	892
Miscellaneous expense	2,603	3,514	3,212	4,398
Total Operating Expenses	1,230,319	2,290,999	21,546,779	389,243

Less: Expenses waived/reimbursed by Advisor	(208,184)	(229,181)	(119,145)	(185,866)
Net Operating Expenses	1,022,135	2,061,818	21,427,634	203,377

Net Investment Income (Loss)	382,676	6,825,551	57,397,942	(68,554)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	345,889	1,911,270	(9,990,692)	(13,957)
Options purchased	—	—	—	(5,837)
Futures	(3,378,510)	—	—	378,954
Foreign currency transactions	150,941	—	—	6,047
Net Realized Gain (Loss) on Investments	(2,881,680)	1,911,270	(9,990,692)	365,207

Net Change in Unrealized Appreciation (Depreciation) on Investments
Investments	4,116,648	(4,480,460)	11,999,855	1,363,480
Futures	(1,545,000)	—	—	(45,127)
Foreign currency translations	77,800	—	4	413
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,649,448	(4,480,460)	11,999,859	1,318,766

Net Realized and Unrealized Gain (Loss) on Investments	(232,232)	(2,569,190)	2,009,167	1,683,973

Net Increase in Net Assets Resulting From Operations	$150,444	$4,256,361	$59,407,109	$1,615,419

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

			Rational Premium Income Fund
	Rational Equity Armor Fund		(Formerly, Rational Tactical Return Fund)		Rational Dynamic Brands Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(112,750)	$(154,024)	$691,304	$2,445,501	$(420,298)	$(535,644)
Net realized gain (loss) on investments, futures and options	(54,529)	6,124,502	1,168,679	762,055	4,844,481	13,451,661
Net change in unrealized appreciation (depreciation) on investments, options, futures, and swaps	4,644,954	(668,688)	(30,565)	(15,301)	(3,743,777)	3,521,290
Net increase in net assets resulting from operations	4,477,675	5,301,790	1,829,418	3,192,255	680,406	16,437,307

Distributions to Shareholders from:
Total Distributions :
Institutional	—	—	(1,672,197)	(2,853,767)	—	—
Class A	—	—	(90,789)	(174,301)	—	—
Class C	—	—	(111,145)	(112,966)	—	—

Total distributions to shareholders	—	—	(1,874,131)	(3,141,034)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	20,715,485	5,587,112	2,601,871	8,053,179	3,392,809	10,027,057
Class A	150,759	160,699	100,782	1,053,270	554,721	1,185,063
Class C	137,012	5,150	39,381	364,781	413,086	689,080
Reinvestment of distributions
Institutional	—	—	1,317,451	2,566,866	—	—
Class A	—	—	78,994	166,271	—	—
Class C	—	—	106,755	108,584	—	—
Cost of shares redeemed
Institutional	(4,957,341)	(10,203,539)	(39,849,128)	(68,889,584)	(15,451,327)	(11,030,934)
Class A	(823,415)	(1,297,688)	(3,130,999)	(4,171,767)	(1,946,009)	(2,640,356)
Class C	(203,976)	(333,093)	(1,385,733)	(2,405,570)	(892,004)	(589,536)
Net increase (decrease) in net assets from share transactions of beneficial interest	15,018,524	(6,081,359)	(40,120,626)	(63,153,970)	(13,928,724)	(2,359,626)

Total Increase/(Decrease) in Net Assets	19,496,199	(779,569)	(40,165,339)	(63,102,749)	(13,248,318)	14,077,681

Net Assets:
Beginning of year	34,787,968	35,567,537	68,679,596	131,782,345	76,920,891	62,843,210
End of year	$54,284,167	$34,787,968	$28,514,257	$68,679,596	$63,672,573	$76,920,891

Share Activity:
Institutional Class
Shares Sold	1,957,991	635,889	154,102	472,207	51,461	172,951
Shares Reinvested	—	—	81,224	153,797	—	—
Shares Redeemed	(482,932)	(1,173,571)	(2,339,064)	(4,027,092)	(234,196)	(185,903)
Net increase (decrease) in shares of Beneficial interest	1,475,059	(537,682)	(2,103,738)	(3,401,088)	(182,735)	(12,952)

Class A
Shares Sold	14,414	17,178	5,985	61,700	14,068	32,766
Shares Reinvested	—	—	4,849	9,938	—	—
Shares Redeemed	(81,734)	(146,558)	(185,363)	(242,875)	(48,561)	(73,999)
Net decrease in shares of Beneficial interest	(67,320)	(129,380)	(174,529)	(171,237)	(34,493)	(41,233)

Class C
Shares Sold	13,459	615	2,429	22,059	12,976	24,191
Shares Reinvested	—	—	6,826	6,749	—	—
Shares Redeemed	(20,387)	(37,756)	(85,221)	(146,512)	(27,369)	(19,935)
Net increase (decrease) in shares of Beneficial interest	(6,928)	(37,141)	(75,966)	(117,704)	(14,393)	4,256

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

			Return Stacked® Balanced Allocation &
	Rational Strategic Allocation Fund		Systematic Macro Fund
			(Consolidated)
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income	$13,884	$905,522	$382,676	$2,310,429
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	(127,867)	2,267,320	(2,881,680)	4,435,785
Net change in unrealized appreciation (depreciation) on investments, affiliated companies, foreign currency translations and futures	1,056,023	(1,722,465)	2,649,448	2,002,457
Net increase in net assets resulting from operations	942,040	1,450,377	150,444	8,748,671

Distributions to Shareholders:
Total Distributions Paid :
Institutional	(117,731)	(101,462)	(369,319)	(4,387,867)
Class A	(732,504)	(669,906)	(7,383)	(123,736)
Class C	(8,892)	(6,486)	(22,167)	(182,479)

Total distributions to shareholders	(859,127)	(777,854)	(398,869)	(4,694,082)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	—	1,000	20,493,922	23,446,578
Class A	33,843	467,874	451,488	383,044
Class C	27,637	100,000	114,588	684,989
Reinvestment of distributions
Institutional	707	565	256,097	3,339,348
Class A	662,869	604,770	7,383	123,736
Class C	8,810	6,421	22,167	181,891
Cost of shares redeemed
Institutional	—	—	(45,420,125)	(54,518,037)
Class A	(1,231,971)	(1,351,974)	(1,365,869)	(793,729)
Class C	(28,924)	—	(1,071,698)	(824,204)
Net decrease in net assets from share transactions of beneficial interest	(527,029)	(171,344)	(26,512,047)	(27,976,384)

Total Increase (Decrease) in Net Assets	(444,116)	501,179	(26,760,472)	(23,921,795)

Net Assets:
Beginning of year	10,492,225	9,991,046	70,777,426	94,699,221
End of year	$10,048,109	$10,492,225	$44,016,954	$70,777,426

Share Activity:
Institutional Class
Shares Sold	—	118	1,016,190	1,111,490
Shares Reinvested	86	64	12,052	163,693
Shares Redeemed	—	—	(2,337,387)	(2,576,628)
Net increase (decrease) in shares of Beneficial interest	86	182	(1,309,145)	(1,301,445)

Class A
Shares Sold	4,169	52,040	21,681	18,123
Shares Reinvested	80,319	68,331	352	6,135
Shares Redeemed	(152,415)	(148,369)	(67,018)	(37,965)
Net decrease in shares of Beneficial interest	(67,927)	(27,998)	(44,985)	(13,707)

Class C
Shares Sold	3,838	10,999	5,833	34,090
Shares Reinvested	1,077	737	1,112	9,405
Shares Redeemed	(3,986)	—	(56,455)	(41,092)
Net increase (decrease) in shares of Beneficial interest	929	11,736	(49,510)	2,403

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

	Rational/ Pier 88 Convertible Securities Fund		Rational Special Situations Income Fund		Rational/RGN Hedged Equity Fund
					(Consolidated)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024 *
Operations:
Net investment income (loss)	$6,825,551	$2,506,687	$57,397,942	$51,502,361	$(68,554)	$(5,105)
Net realized gain (loss) on investments, futures, and foreign currency transactions	1,911,270	3,616,628	(9,990,692)	(13,342,284)	365,207	1,332
Net change in unrealized appreciation (depreciation) on investments, futures, and foreign currency translations	(4,480,460)	3,831,441	11,999,859	33,558,510	1,318,766	134,908
Net increase in net assets resulting from operations	4,256,361	9,954,756	59,407,109	71,718,587	1,615,419	131,135

Distributions to Shareholders:
Total Distributions:
Institutional	(7,165,192)	(3,394,276)	(59,955,692)	(51,826,479)	(184,288)	(63,177)
Class A	(12,098)	(24,260)	(2,767,861)	(3,929,293)	(2,145)	(76)
Class C	(6,042)	(3,335)	(1,764,585)	(2,002,661)	(164)	(55)

Total distributions to shareholders	(7,183,332)	(3,421,871)	(64,488,138)	(57,758,433)	(186,597)	(63,308)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	17,187,632	71,386,334	587,033,715	428,848,747	4,084,312	8,045,250
Class A	10,132	229,743	21,706,254	26,826,070	147,523	11,069
Class C	—	117,703	8,738,393	7,524,254	—	10,000
Reinvestment of distributions
Institutional	2,698,579	1,122,988	52,945,130	45,560,008	142,628	50,794
Class A	12,098	24,260	2,417,877	3,530,498	2,145	75
Class C	6,041	3,335	1,493,846	1,703,609	164	55
Cost of shares redeemed
Institutional	(11,367,590)	(10,142,454)	(349,971,251)	(257,184,835)	(557,449)	—
Class A	(251,133)	(1,475,087)	(22,083,185)	(44,012,798)	(9,851)	—
Class C	(47,796)	(180,093)	(7,836,835)	(7,441,986)	—	—
Net increase in net assets from share transactions of beneficial interest	8,247,963	61,086,729	294,443,944	205,353,567	3,809,472	8,117,243

Total Increase in Net Assets	5,320,992	67,619,614	289,362,915	219,313,721	5,238,294	8,185,070

Net Assets:
Beginning of period/year	204,794,773	137,175,159	997,890,314	778,576,593	8,185,070	—
End of period/year	$210,115,765	$204,794,773	$1,287,253,229	$997,890,314	$13,423,364	$8,185,070

Share Activity:
Institutional
Shares Sold	1,550,219	6,287,723	32,513,913	23,667,936	385,014	796,210
Shares Reinvested	245,128	102,739	2,938,687	2,521,186	12,139	4,865
Shares Redeemed	(1,025,743)	(937,017)	(19,393,734)	(14,226,074)	(52,727)	—
Net increase in shares of Beneficial interest	769,604	5,453,445	16,058,866	11,963,048	344,426	801,075

Class A
Shares Sold	915	21,255	1,203,316	1,483,379	13,060	1,105
Shares Reinvested	1,102	2,245	134,357	195,689	183	7
Shares Redeemed	(22,467)	(132,798)	(1,225,761)	(2,434,782)	(993)	—
Net increase (decrease) in shares of Beneficial interest	(20,450)	(109,298)	111,912	(755,714)	12,250	1,112

Class C
Shares Sold	—	11,065	485,674	417,313	—	1,000
Shares Reinvested	554	310	83,269	94,694	14	5
Shares Redeemed	(4,339)	(16,888)	(436,213)	(413,881)	—	—
Net increase (decrease) in shares of Beneficial interest	(3,785)	(5,513)	132,730	98,126	14	1,005

*	The Rational/RGN Hedged Equity Fund commenced operations September 27, 2024

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$9.57	$8.19	$7.97		$8.99	$7.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)	(0.03)	0.00	(G)	0.07	0.07
Net realized and unrealized gain (loss) on investments	1.23	1.41	0.23		(1.03)	1.07
Total from investment operations	1.21	1.38	0.23		(0.96)	1.14

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.00	) (G)	(0.06)	(0.11)
From Return of Capital	—	—	(0.01)		—	—
Total distributions	—	—	(0.01)		(0.06)	(0.11)

Net asset value, end of year	$10.78	$9.57	$8.19		$7.97	$8.99

Total return (B)	12.64%	16.85%	2.95%		(10.68)%	14.37	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$43,994	$24,923	$25,741		$55,862	$58,975
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.41%	1.56%	1.45%		1.20%	1.15%
Expenses, net waiver and reimbursement (D,E)	1.41%	1.56%	1.45%		1.20%	1.10%
Net investment income (loss) (D,H)	(0.19)%	(0.36)%	(0.01)%		0.80%	0.80%
Portfolio turnover rate	204%	270%	580%		281%	239%

	Class A
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$9.51	$8.16	$7.96		$8.98	$7.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)	(0.05)	(0.02)		0.04	0.05
Net realized and unrealized gain (loss) on investments	1.23	1.40	0.23		(1.01)	1.07
Total from investment operations	1.18	1.35	0.21		(0.97)	1.12

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.00	) (G)	(0.05)	(0.09)
From Return of Capital	—	—	(0.01)		—	—
Total distributions	—	—	(0.01)		(0.05)	(0.09)

Net asset value, end of year	$10.69	$9.51	$8.16		$7.96	$8.98

Total return (B)	12.41%	16.54%	2.62%		(10.86)%	14.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$9,169	$8,795	$8,604		$9,717	$11,858
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	1.67%	1.81%	1.72%		1.46%	1.40%
Expenses, net waiver and reimbursement (D,F)	1.67%	1.81%	1.72%		1.46%	1.35%
Net investment income (loss) (D,H)	(0.45)%	(0.60)%	(0.28)%		0.53%	0.55%
Portfolio turnover rate	204%	270%	580%		281%	239%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.38%	1.48%	1.30%	1.19%	1.15%
Expenses, net waiver and reimbursement	1.38%	1.48%	1.30%	1.19%	1.10%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.64%	1.73%	1.57%	1.45%	1.40%
Expenses, net waiver and reimbursement	1.64%	1.73%	1.57%	1.45%	1.35%

(G)	Less than $.005

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.31	$8.04	$7.89	$8.93	$7.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (A)	(0.11)	(0.11)	(0.07)	(0.01)	(0.01)
Net realized and unrealized gain on investments	1.19	1.38	0.22	(1.02)	1.07
Total from investment operations	1.08	1.27	0.15	(1.03)	1.06

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.01)	(0.03)
Total distributions	—	—	—	(0.01)	(0.03)

Net asset value, end of year	$10.39	$9.31	$8.04	$7.89	$8.93

Total return (B)	11.60%	15.80%	1.90%	(11.51)%	13.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,122	$1,069	$1,223	$1,610	$1,771
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,D)	2.38%	2.52%	2.41%	2.15%	2.15%
Expenses, net waiver and reimbursement (C, D)	2.38%	2.52%	2.41%	2.15%	2.06%
Net investment income (loss) (D,E)	(1.15)%	(1.32)%	(0.98)%	(0.15)%	(0.16)%
Portfolio turnover rate	204%	270%	580%	281%	239%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.35%	2.44%	2.26%	2.14%	2.14%
Expenses, net waiver and reimbursement	2.35%	2.44%	2.26%	2.14%	2.06%

(D)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Premium Income Fund
(Formerly, Rational Tactical Return Fund)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022 (A)	2021 (A)
Net asset value, beginning of year	$16.71		$16.91	$17.00	$17.10	$17.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.23		0.43	0.25	(0.09)	(0.33)
Net realized and unrealized gain on investments	0.37		0.12	0.61	0.04	0.99
Total from investment operations	0.60		0.55	0.86	(0.05)	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.40)		(0.64)	(0.25)	—	—
From net realized gains on investments	(0.69)		(0.11)	(0.70)	(0.05)	(0.63)
Total distributions	(1.09)		(0.75)	(0.95)	(0.05)	(0.63)

Net asset value, end of year	$16.22		$16.71	$16.91	$17.00	$17.10

Total return (C)	3.60	% (F)	3.24%	5.06%	(0.30)%	3.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$25,028		$60,944	$119,144	$199,786	$264,557
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.28%		2.14%	2.08%	2.02%	2.04%
Expenses, net waiver and reimbursement (D)	2.00%		2.00%	2.00%	1.99%	1.99%
Net investment income (loss)	1.37%		2.53%	1.44%	(0.86)%	(1.98)%
Portfolio turnover rate	0%		0%	0%	0%	0%

	Class A
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022 (A)	2021 (A)
Net asset value, beginning of year	$16.75		$16.93	$17.02	$17.16	$17.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.19		0.39	0.22	(0.12)	(0.39)
Net realized and unrealized gain on investments	0.37		0.12	0.59	0.03	1.02
Total from investment operations	0.56		0.51	0.81	(0.09)	0.63

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.58)	(0.20)	—	—
From net realized gains on investments	(0.69)		(0.11)	(0.70)	(0.05)	(0.63)
Total distributions	(1.02)		(0.69)	(0.90)	(0.05)	(0.63)

Net asset value, end of year	$16.29		$16.75	$16.93	$17.02	$17.16

Total return (C)	3.36	% (F)	3.00%	4.77%	(0.53)%	3.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,418		$4,383	$7,328	$8,868	$18,494
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.52%		2.42%	2.33%	2.29%	2.29%
Expenses, net waiver and reimbursement (E)	2.25%		2.25%	2.25%	2.24%	2.24%
Net investment income (loss)	1.11%		2.27%	1.27%	(1.28)%	(2.23)%
Portfolio turnover rate	0%		0%	0%	0%	0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.27%	2.14%	2.07%	2.02%	2.04%
Expenses, net waiver and reimbursement	1.99%	1.99%	1.99%	1.99%	1.99%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.51%	2.42%	2.32%	2.29%	2.29%
Expenses, net waiver and reimbursement	2.24%	2.24%	2.24%	2.24%	2.24%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Premium Income Fund
(Formerly, Rational Tactical Return Fund) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the		For the	For the	For the		For the
	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	December 31,		December 31,	December 31,	December 31,		December 31,
	2025		2024	2023	2022 (A)		2021 (A)
Net asset value, beginning of year	$16.10		$16.29	$16.38	$16.65		$16.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.06		0.25	0.08	(0.19)		(0.51)
Net realized and unrealized gain (loss) on investments	0.35		0.12	0.57	(0.03	) (C)	0.99
Total from investment operations	0.41		0.37	0.65	(0.22)		0.48

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.45)	(0.04)	—		—
From net realized gains on investments	(0.69)		(0.11)	(0.70)	(0.05)		(0.63)
Total distributions	(0.88)		(0.56)	(0.74)	(0.05)		(0.63)

Net assets, end of year (in 000’s)	$15.63		$16.10	$16.29	$16.38		$16.65

Total return (D)	2.57	% (F)	2.25%	3.97%	(1.33)%		2.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,068		$3,353	$5,311	$7,808		$9,444
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	3.24%		3.08%	3.04%	2.99%		3.00%
Expenses, net waiver and reimbursement (E)	3.00%		3.00%	3.00%	2.99%		2.99%
Net investment income (loss)	0.37%		1.51%	0.50%	(1.85)%		(2.98)%
Portfolio turnover rate	0%		0%	0%	0%		0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.23%	3.07%	3.03%	2.99%	3.00%
Expenses, net waiver and reimbursement	2.99%	2.99%	2.99%	2.99%	2.99%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the		For the		For the	For the
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31,	December 31,		December 31,		December 31,	December 31,
	2025	2024		2023		2022	2021
Net asset value, beginning of year	$65.58	$51.93		$36.45		$59.52	$56.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.30)	(0.37)		(0.13)		(0.07)	(0.41)
Net realized and unrealized gain (loss) on investments	0.98	14.02		15.61		(21.01)	8.68
Total from investment operations	0.68	13.65		15.48		(21.08)	8.27

LESS DISTRIBUTIONS:
From net realized gains on investments	—	—		—		(1.99)	(4.95)
Total distributions	—	—		—		(1.99)	(4.95)

Net asset value, end of year	$66.26	$65.58		$51.93		$36.45	$59.52

Total return (B)	1.04%	26.29	% (C)	42.47	% (C)	(35.41)%	14.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$44,151	$55,684		$44,767		$28,643	$82,648
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.16%	1.19%		1.26%		1.20%	1.10%
Expenses, net waiver and reimbursement (D)	1.16%	1.20	% (F)	1.24%		1.20%	1.14%
Net investment loss	(0.46)%	(0.63)%		(0.29)%		(0.16)%	(0.65)%
Portfolio turnover rate	267%	340%		194%		154%	225%

	Class A
	For the	For the		For the		For the	For the
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31,	December 31,		December 31,		December 31,	December 31,
	2025	2024		2023		2022	2021
Net asset value, beginning of year	$39.66	$31.49		$22.16		$37.49	$37.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.30)	(0.32)		(0.15)		(0.11)	(0.41)
Net realized and unrealized gain (loss) on investments	0.60	8.49		9.48		(13.23)	5.69
Total from investment operations	0.30	8.17		9.33		(13.34)	5.28

LESS DISTRIBUTIONS:
From net realized gains on investments	—	—		—		(1.99)	(4.95)
Total distributions	—	—		—		(1.99)	(4.95)

Net asset value, end of year	$39.96	$39.66		$31.49		$22.16	$37.49

Total return (B)	0.76%	25.94%		42.10%		(35.58)%	14.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$15,317	$16,570		$14,456		$11,668	$23,205
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.43%	1.46%		1.52%		1.47%	1.37%
Expenses, net waiver and reimbursement (E)	1.43%	1.47	% (F)	1.49%		1.47%	1.47%
Net investment loss	(0.74)%	(0.90)%		(0.55)%		(0.41)%	(1.00)%
Portfolio turnover rate	267%	340%		194%		154%	225%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.15%	1.19%		1.26%	1.19%	1.10%
Expenses, net waiver and reimbursement	1.15%	1.20	% (F)	1.24%	1.19%	1.14%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.43%	1.46%		1.52%	1.46%	1.37%
Expenses, net waiver and reimbursement	1.43%	1.47	% (F)	1.49%	1.46%	1.47%

(F)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the		For the		For the	For the
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31,	December 31,		December 31,		December 31,	December 31,
	2025	2024		2023		2022	2021
Net asset value, beginning of year	$32.30	$25.82		$18.31		$31.73	$32.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.46)	(0.46)		(0.28)		(0.26)	(0.58)
Net realized and unrealized gain (loss) on investments	0.48	6.94		7.79		(11.17)	4.92
Total from investment operations	0.02	6.48		7.51		(11.43)	4.34

LESS DISTRIBUTIONS:
From net realized gains on investments	—	—		—		(1.99)	(4.95)
Total distributions	—	—		—		(1.99)	(4.95)

Net asset value, end of year	$32.32	$32.30		$25.82		$18.31	$31.73

Total return (B)	0.06%	25.10	% (C)	41.02	% (C)	(36.02)%	13.85%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000’s)	$4,204	$4,666		$3,621		$2,852	$4,898
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.12%	2.15%		2.23%		2.18%	2.08%
Expenses, net waiver and reimbursement (D)	2.12%	2.16	% (E)	2.23%		2.18%	2.12%
Net investment loss	(1.43)%	(1.59)%		(1.28)%		(1.12)%	(1.62)%
Portfolio turnover rate	267%	340%		194%		154%	225%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.12%	2.15%		2.23%	2.17%	2.08%
Expenses, net waiver and reimbursement	2.12%	2.16	% (E)	2.23%	2.17%	2.12%

(E)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.52	$8.01	$6.84	$10.24	$8.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03	0.78	0.30	0.31	0.40
Net realized and unrealized gain (loss) on investments	0.86	0.40	1.30	(3.16)	2.54
Total from investment operations	0.89	1.18	1.60	(2.85)	2.94

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.67)	(0.43)	(0.18)	(0.36)
From net realized gains on investments	(0.62)	—	—	(0.37)	(1.28)
Total distributions	(0.78)	(0.67)	(0.43)	(0.55)	(1.64)

Net asset value, end of year	$8.63	$8.52	$8.01	$6.84	$10.24

Total return (B)	11.08%	14.64%	24.05%	(27.87)%	33.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,302	$1,285	$1,206	$1,027	$519
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	1.60%	1.49%	1.55%	1.39%	1.11%
Expenses, net waiver and reimbursement (C,E)	0.47%	0.46%	0.46%	0.46%	0.46%
Net investment income (C,D)	0.36%	8.53%	4.02%	3.82%	3.78%
Portfolio turnover rate	30%	28%	105%	27%	2%

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.57	$8.06	$6.88	$10.30	$8.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01	0.73	0.28	0.29	0.34
Net realized and unrealized gain (loss) on investments	0.86	0.43	1.31	(3.17)	2.59
Total from investment operations	0.87	1.16	1.59	(2.88)	2.93

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.65)	(0.41)	(0.17)	(0.34)
From net realized gains on investments	(0.62)	—	—	(0.37)	(1.28)
Total distributions	(0.76)	(0.65)	(0.41)	(0.54)	(1.62)

Net asset value, end of year	$8.68	$8.57	$8.06	$6.88	$10.30

Total return (B)	10.81%	14.27%	23.75%	(28.04)%	33.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$8,636	$9,107	$8,784	$6,048	$9,830
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	1.95%	1.82%	1.92%	1.72%	1.47%
Expenses, net waiver and reimbursement (C,F)	0.72%	0.71%	0.71%	0.71%	0.71%
Net Investment income (C,D)	0.12%	7.96%	3.77%	3.48%	3.30%
Portfolio turnover rate	30%	28%	105%	27%	2%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.58%	1.48%	1.54%	1.38%	1.10%
Expenses, net waiver and reimbursement	0.45%	0.45%	0.45%	0.45%	0.45%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.93%	1.81%	1.91%	1.71%	1.46%
Expenses, net waiver and reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.50	$8.00	$6.83	$10.25	$8.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	(0.05)	0.98	0.23	0.23	0.26
Net realized and unrealized gain (loss) on investments	0.86	0.11	1.30	(3.16)	2.58
Total from investment operations	0.81	1.09	1.53	(2.93)	2.84

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.59)	(0.36)	(0.12)	(0.26)
From net realized gains on investments	(0.62)	—	—	(0.37)	(1.28)
Total distributions	(0.73)	(0.59)	(0.36)	(0.49)	(1.54)

Net asset value, end of year	$8.58	$8.50	$8.00	$6.83	$10.25

Total return (B)	10.06%	13.47%	22.94%	(28.55)%	32.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$110	$101	$1	$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.80%	2.53%	2.26%	2.37%	2.24%
Expenses, net waiver and reimbursement (C,E)	1.47%	1.46%	1.46%	1.46%	1.46%
Net investment income (C,D)	(0.62)%	10.58%	3.13%	2.78%	2.53%
Portfolio turnover rate	30%	28%	105%	27%	2%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.78%	2.52%	2.25%	2.36%	2.23%
Expenses, net waiver and reimbursement	1.45%	1.45%	1.45%	1.45%	1.45%

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Return Stacked® Balanced Allocation & Systematic Macro Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$20.33	$19.75	$21.93	$22.71	$23.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.17	0.58	0.47	(0.07)	(0.50)
Net realized and unrealized gain (loss) on investments	0.86	1.39	(0.55)	(0.62)	3.16
Total from investment operations	1.03	1.97	(0.08)	(0.69)	2.66

LESS DISTRIBUTIONS:
From net investment income	—	(0.94)	(0.59)	(0.09)	(3.72)
From net realized gains on investments	(0.19)	(0.45)	(1.51)	—	—
Total distributions	(0.19)	(1.39)	(2.10)	(0.09)	(3.72)

Net asset value, end of year	$21.17	$20.33	$19.75	$21.93	$22.71

Total return (B)	5.07%	9.93%	(0.46)%	(3.06)%	11.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$40,723	$65,729	$89,562	$162,983	$64,890
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.39%	2.19%	2.15%	2.05%	2.17%
Expenses, net waiver and reimbursement (C)	1.97%	1.97%	1.99%	1.97%	1.98%
Net investment income (loss)	0.82%	2.74%	2.14%	(0.30)%	(1.95)%
Portfolio turnover rate	87%	0%	0%	0%	0%

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$20.10	$19.54	$21.71	$22.53	$23.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.11	0.52	0.41	(0.04)	(0.55)
Net realized and unrealized gain (loss) on investments	0.85	1.37	(0.54)	(0.70)	3.13
Total from investment operations	0.96	1.89	(0.13)	(0.74)	2.58

LESS DISTRIBUTIONS:
From net investment income	—	(0.88)	(0.53)	(0.08)	(3.66)
From net realized gains on investments	(0.19)	(0.45)	(1.51)	—	—
Total distributions	(0.19)	(1.33)	(2.04)	(0.08)	(3.66)

Net asset value, end of year	$20.87	$20.10	$19.54	$21.71	$22.53

Total return (B)	4.78%	9.65%	(0.71)%	(3.30)%	10.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,033	$1,899	$2,113	$3,643	$607
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.68%	2.50%	2.40%	2.33%	2.36%
Expenses, net waiver and reimbursement (D)	2.22%	2.22%	2.24%	2.22%	2.23%
Net investment income (loss)	0.55%	2.47%	1.88%	(0.18)%	(2.10)%
Portfolio turnover rate	87%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.39%	2.19%	2.13%	2.05%	2.16%
Expenses, net waiver and reimbursement	1.97%	1.97%	1.97%	1.97%	1.97%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.68%	2.50%	2.38%	2.33%	2.35%
Expenses, net waiver and reimbursement	2.22%	2.22%	2.22%	2.22%	2.22%

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Return Stacked® Balanced Allocation & Systematic Macro Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.27	$18.78	$20.94	$21.88	$23.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)	0.34	0.24	(0.15)	(0.72)
Net realized and unrealized gain (loss) on investments	0.82	1.32	(0.52)	(0.73)	3.05
Total from investment operations	0.77	1.66	(0.28)	(0.88)	2.33

LESS DISTRIBUTIONS:
From net investment income	—	(0.72)	(0.37)	(0.06)	(3.48)
From net realized gains on investments	(0.19)	(0.45)	(1.51)	—	—
Total distributions	(0.19)	(1.17)	(1.88)	(0.06)	(3.48)

Net asset value, end of year	$19.85	$19.27	$18.78	$20.94	$21.88

Total return (B)	4.00%	8.82%	(1.43)%	(4.01)%	10.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,262	$3,150	$3,024	$2,327	$241
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.32%	3.10%	3.05%	3.00%	3.18%
Expenses, net waiver and reimbursement (C)	2.97%	2.97%	2.99%	2.97%	2.98%
Net investment income (loss)	(0.24)%	1.71%	1.17%	(0.66)%	(2.95)%
Portfolio turnover rate	87%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.32%	3.10%	3.03%	3.00%	3.17%
Expenses, net waiver and reimbursement	2.97%	2.97%	2.97%	2.97%	2.97%

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$11.15	$10.53	$10.43		$11.96	$11.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.36	0.19	0.22		0.20	0.13
Net realized and unrealized gain (loss) on investments	(0.13)	0.67	0.11		(1.49)	1.04
Total from investment operations	0.23	0.86	0.33		(1.29)	1.17

LESS DISTRIBUTIONS:
From net investment income	(0.38)	(0.24)	(0.23)		(0.20)	(0.17)
From net realized gains on investments	—	—	—		(0.04)	(0.73)
Total distributions	(0.38)	(0.24)	(0.23)		(0.24)	(0.90)

Net asset value, end of year	$11.00	$11.15	$10.53		$10.43	$11.96

Total return (B)	2.12%	8.22%	3.29	% (C)	(10.82)%	10.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$209,579	$203,981	$135,201		$106,362	$118,333
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.10%	1.16%	1.19%		1.16%	1.17%
Expenses, net waiver and reimbursement (D)	0.99%	0.99%	0.99%		0.99%	0.99%
Net investment income	3.29%	1.72%	2.19%		1.81%	1.07%
Portfolio turnover rate	185%	114%	180%		116%	130%

	Class A
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$11.13	$10.51	$10.44		$11.97	$11.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.31	0.17	0.18		0.17	0.11
Net realized and unrealized gain (loss) on investments	(0.11)	0.65	0.10		(1.49)	1.03
Total from investment operations	0.20	0.82	0.28		(1.32)	1.14

LESS DISTRIBUTIONS:
From net investment income	(0.35)	(0.20)	(0.21)		(0.17)	(0.13)
From net realized gains on investments	—	—	—		(0.04)	(0.73)
Total distributions	(0.35)	(0.20)	(0.21)		(0.21)	(0.86)

Net asset value, end of year	$10.98	$11.13	$10.51		$10.44	$11.97

Total return (B)	1.84%	7.90%	2.73	% (C)	(11.04)%	9.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$304	$536	$1,655		$1,861	$2,231
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.39%	1.46%	1.46%		1.41%	1.35%
Expenses, net waiver and reimbursement (E)	1.24%	1.24%	1.24%		1.24%	1.24%
Net investment income	2.82%	1.56%	1.81%		1.55%	0.88%
Portfolio turnover rate	185%	114%	180%		116%	130%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	If the Sub Advisor had not made a special reimbursement during the year ended December 31, 2023 the Total return would have been 2.19% and 1.25% for the Institutional and Class A, respectively.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.10%	1.16%	1.19%	1.16%	1.17%
Expenses, net waiver and reimbursement	0.99%	0.99%	0.99%	0.99%	0.99%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.39%	1.46%	1.46%	1.41%	1.35%
Expenses, net waiver and reimbursement	1.24%	1.24%	1.24%	1.24%	1.24%

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$11.06	$10.44	$10.38		$11.90	$11.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.24	0.08	0.11		0.10	0.02
Net realized and unrealized gain (loss) on investments	(0.13)	0.67	0.09		(1.48)	1.02
Total from investment operations	0.11	0.75	0.20		(1.38)	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.13)	(0.14)		(0.10)	(0.07)
From net realized gains on investments	—	—	—		(0.04)	(0.73)
Total distributions	(0.27)	(0.13)	(0.14)		(0.14)	(0.80)

Net asset value, end of year	$10.90	$11.06	$10.44		$10.38	$11.90

Total return (B)	1.01%	7.19%	1.92	% (C)	(11.63)%	9.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$232	$278	$320		$298	$249
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.09%	2.14%	2.13%		2.11%	2.10%
Expenses, net waiver and reimbursement (D)	1.99%	1.99%	1.99%		1.99%	1.99%
Net investment income (loss)	2.18%	0.75%	1.09%		0.93%	0.17%
Portfolio turnover rate	185%	114%	180%		116%	130%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	If the Sub Advisor had not made a special reimbursement during the year ended December 31, 2023 the Total return would have been .65% for Cl C.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.09%	2.14%	2.13%	2.11%	2.10%
Expenses, net waiver and reimbursement	1.99%	1.99%	1.99%	1.99%	1.99%

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31,	December 31,	December 31,		December 31,		December 31,
	2025	2024	2023		2022		2021
Net asset value, beginning of year	$18.07	$17.73	$18.34		$19.69		$19.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.88	1.10	1.06		0.93		0.74
Net realized and unrealized gain (loss) on investments	0.03	0.45	(0.28)		(1.16)		0.28
Total from investment operations	0.91	1.55	0.78		(0.23)		1.02

LESS DISTRIBUTIONS:
From net investment income	(0.98)	(1.21)	(1.34)		(1.12)		(0.99)
From net realized gains on investments	—	—	—		—		—
From Return of capital	—	—	(0.05)		—		(0.00	) (B)
Total distributions	(0.98)	(1.21)	(1.39)		(1.12)		(0.99)

Net asset value, end of year	$18.00	$18.07	$17.73		$18.34		$19.69

Total return (C)	5.18%	8.95%	4.36	% (F)	(1.12	)% (F)	5.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,196,135	$910,807	$681,473		$666,042		$670,278
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.77%	1.82%	1.81%		1.79%		1.77%
Expenses, net waiver and reimbursement (D)	1.76%	1.76%	1.76%		1.76%		1.75%
Net investment income	4.88%	6.05%	5.79%		4.93%		3.75%
Portfolio turnover rate	11%	8%	21%		27%		37%

	Class A
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31,	December 31,	December 31,		December 31,		December 31,
	2025	2024	2023		2022		2021
Net asset value, beginning of year	$18.05	$17.71	$18.32		$19.66		$19.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.84	1.03	1.00		0.88		0.72
Net realized and unrealized gain (loss) on investments	0.03	0.47	(0.26)		(1.15)		0.24
Total from investment operations	0.87	1.50	0.74		(0.27)		0.96

LESS DISTRIBUTIONS:
From net investment income	(0.94)	(1.16)	(1.30)		(1.07)		(0.94)
From net realized gains on investments	—	—	—		—		—
From Return of capital	—	—	(0.05)		—		(0.00	) (B)
Total distributions	(0.94)	(1.16)	(1.35)		(1.07)		(0.94)

Net asset value, end of year	$17.98	$18.05	$17.71		$18.32		$19.66

Total return (C)	4.93%	8.68%	4.11	% (F)	(1.31	)% (F)	5.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$51,789	$49,986	$62,428		$70,121		$58,164
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.02%	2.07%	2.07%		2.05%		2.03%
Expenses, net waiver and reimbursement (E)	2.01%	2.00%	2.01%		2.02%		2.00%
Net investment income	4.65%	5.70%	5.49%		4.69%		3.67%
Portfolio turnover rate	11%	8%	21%		27%		37%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.77%	1.82%	1.81%	1.79%	1.77%
Expenses, net waiver and reimbursement	1.76%	1.75%	1.76%	1.76%	1.75%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.02%	2.07%	2.07%	2.05%	2.03%
Expenses, net waiver and reimbursement	2.01%	2.00%	2.01%	2.02%	2.00%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31,	December 31,	December 31,		December 31,		December 31,
	2025	2024	2023		2022		2021
Net asset value, beginning of year	$17.99	$17.66	$18.27		$19.61		$19.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.71	0.90	0.87		0.74		0.48
Net realized and unrealized gain (loss) on investments	0.02	0.46	(0.27)		(1.15)		0.33
Total from investment operations	0.73	1.36	0.60		(0.41)		0.81

LESS DISTRIBUTIONS:
From net investment income	(0.80)	(1.03)	(1.16)		(0.93)		(0.80)
From net realized gains on investments	—	—	—		—		—
From Return of capital	—	—	(0.05)		—		(0.00	) (B)
Total distributions	(0.80)	(1.03)	(1.21)		(0.93)		(0.80)

Net asset value, end of year	$17.92	$17.99	$17.66		$18.27		$19.61

Total return (C)	4.16%	7.85%	3.34	% (E)	(2.05	)% (E)	4.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$39,330	$37,097	$34,676		$34,455		$35,497
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.71%	2.76%	2.76%		2.76%		2.74%
Expenses, net waiver and reimbursement (D)	2.71%	2.76%	2.76%		2.76%		2.75%
Net investment income	3.94%	4.99%	4.76%		3.95%		2.46%
Portfolio turnover rate	11%	8%	21%		27%		37%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.71%	2.76%	2.76%	2.75%	2.74%
Expenses, net waiver and reimbursement	2.71%	2.76%	2.76%	2.75%	2.75%

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/RGN Hedged Equity Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout the Year/Period

	Institutional
	For the	For The
	Year Ended	Period Ended
	December 31,	December 31,
	2025	2024 (A)
Net asset value, beginning of year/period	$10.19	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.07)	(0.01)
Net realized and unrealized gain on investments	1.61	0.28
Total from investment operations	1.54	0.27

LESS DISTRIBUTIONS:
From net investment income	—	(0.07)
From net realized gains on investments	(0.16)	(0.01)
Total distributions	(0.16)	(0.08)

Net asset value, end of year/period	$11.57	$10.19

Total return (C)	15.12%	2.71	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$13,258	$8,164
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	3.83%	8.76	% (E)
Expenses, net waiver and reimbursement (G)	2.00%	1.99	% (E)
Net investment loss	(0.67)%	(0.31	)% (E)
Portfolio turnover rate	4%	0	% (D)

	Class A
	For the	For The
	Year Ended	Period Ended
	December 31,	December 31,
	2025	2024 (A)
Net asset value, beginning of year/period	$10.19	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.04)	(0.02)
Net realized and unrealized gain on investments	1.55	0.29
Total from investment operations	1.51	0.27

LESS DISTRIBUTIONS:
From net investment income	—	(0.07)
From net realized gains on investments	(0.16)	(0.01)
Total distributions	(0.16)	(0.08)

Net asset value, end of year/period	$11.54	$10.19

Total return (C)	14.83%	2.64	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$154	$11
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	3.52%	16.31	% (E)
Expenses, net waiver and reimbursement (H)	2.25%	2.24	% (E)
Net investment loss	(0.36)%	(0.83	)% (E)
Portfolio turnover rate	4%	0	% (D)

(A)	Rational/RGN Hedged Equity Fund commenced operations September 27, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.82%	8.76	% (E)
Expenses, net waiver and reimbursement	1.99%	1.99	% (E)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.51%	16.31	% (E)
Expenses, net waiver and reimbursement	2.24%	2.24	% (E)

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Rational/RGN Hedged Equity Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout the Year/Period

	Class C
	For the		For The
	Year Ended		Period Ended
	December 31,		December 31,
	2025		2024 (A)
Net asset value, beginning of year/period	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.18)		(0.04)
Net realized and unrealized gain on investments	1.61		0.29
Total from investment operations	1.43		0.25

LESS DISTRIBUTIONS:
From net investment income	—		(0.05)
From net realized gains on investments	(0.16)		(0.01)
Total distributions	(0.16)		(0.06)

Net asset value, end of year/period	$11.46		$10.19

Total return (C)	14.04	% (G)	2.44	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$12		$10
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	4.86%		17.00	% (E)
Expenses, net waiver and reimbursement (F)	3.00%		2.99	% (E)
Net investment loss	(1.69)%		(1.59	)% (E)
Portfolio turnover rate	4%		0	% (D)

(A)	Rational/RGN Hedged Equity Fund commenced operations September 27, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	4.85%	17.00	% (E)
Expenses, net waiver and reimbursement	2.99%	2.99	% (E)

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2025, the Trust operated 8 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor(s)	Primary Objective
Rational Equity Armor Fund (“Equity Armor”)	Equity Armor Investments, LLC	Total return on investment, with dividend income an important component of that return.
Rational Premium Income Fund * (Formerly, Rational Tactical Return Fund) (“Premium Income”)		Total return consisting of long-term capital appreciation and income.
Rational Dynamic Brands Fund (“Dynamic Brands”)	Accuvest Global Advisors, Inc.	Long-term capital appreciation.
Rational Strategic Allocation Fund (“Strategic Allocation”)		Current income and moderate appreciation of capital.
Return Stacked® Balanced Allocation & Systematic Macro Fund (“Return Stacked® Balanced”)	Newfound Research LLC ReSolve Asset Management, Inc. ReSolve Asset Management SEZC	Long-term capital appreciation.
Rational/Pier 88 Convertible Securities Fund (“Pier 88”)	Pier 88 Investment Partners, LLC	Total return consisting of capital appreciation and income.
Rational Special Situations Income Fund (“Special Situations”)	ESM Management, LLC	Total return consisting of capital appreciation and income.
Rational/RGN Hedged Equity Fund (“RGN Hedged Equity”)	R.G. Niederhoffer Capital Management, Inc.	Long-term capital appreciation.

*	Prior to December 31, 2025, Warrington Asset Management, LLC was the sub-advisor to Premium Income.

The Funds are classified as diversified funds under the 1940 Act, except RGN Hedged Equity which is classified as a non-diversified fund. The Strategic Allocation Fund is a “fund of funds”, in that it generally invests in other investment companies.

Currently, all Funds offer Class A, Class C, and Institutional shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, if any, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for Return Stacked® Balanced and RGN Hedged Equity and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. Each Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and

RATIONAL FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

A. Investment Valuations

All investments in securities are recorded at their estimated fair value. In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the valuation procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service in accordance with valuation procedures approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (the “NYSE”). Investments in open-end investment companies (except for exchange-traded funds, “ETFs”) are valued at their respective net asset value as reported by such companies. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board. In these cases, a valuation designee, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the valuation designee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is

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December 31, 2025	ANNUAL FINANCIAL STATEMENTS

determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies that are not ETFs are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

The following tables summarize the inputs used as of December 31, 2025, for each Fund’s assets and liabilities measured at fair value:

Equity Armor
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$40,549,573	$—	$—	$40,549,573
Exchange Traded Funds	3,460,766	—	—	3,460,766
Short-Term Investments	10,373,179	—	—	10,373,179
Derivatives
Purchased Options	$3,614,637	$—	$—	$3,614,637
Futures Contracts	23,053	—	—	23,053
Total Assets	$58,021,208	$—	$—	$58,021,208
Liabilities*
Derivatives
Written Options	$2,568,165	$—	$—	$2,568,165
Futures Contracts	58,952	—	—	58,952
Total Liabilities	$2,627,117	$—	$—	$2,627,117

Premium Income
Assets*	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$18,894,971	$—	$18,894,971
Short-Term Investments	9,858,614	—	—	9,858,614
Total Assets	$9,858,614	$18,894,971	$—	$28,753,585
Liabilities*
Derivatives
Equity Swap	$—	$14,832	$—	$14,832
Total Liabilities	$—	$14,832	$—	$14,832

Dynamic Brands
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$63,572,928	$—	$—	$63,572,928
Short-Term Investments	159,953	—	—	159,953
Total Assets	$63,732,881	$—	$—	$63,732,881

Strategic Allocation
Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$8,566,393	$—	$—	$8,566,393
U.S. Treasury Bills	—	586,326	—	586,326
Short-Term Investments	32,042	—	—	32,042
Derivatives
Futures Contracts	$19,725	$—	$—	$19,725
Total Assets	$8,618,160	$586,326	$—	$9,204,486

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December 31, 2025	ANNUAL FINANCIAL STATEMENTS

Return Stacked® Balanced
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$21,370,814	$—	$—	$21,370,814
Short-Term Investments	14,615,968	—	—	14,615,968
Derivatives
Futures Contracts	892,133	—	—	892,133
Total Assets	$36,878,915	$—	$—	$36,878,915
Liabilities*
Derivatives
Futures Contracts	$672,471	$—	$—	$672,471
Total Liabilities	$672,471	$—	$—	$672,471

Pier 88
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$29,843,388	$—	$—	$29,843,388
Preferred Stocks	58,309,166	—	—	58,309,166
Convertible Bonds	—	114,491,174	—	114,491,174
Short-Term Investments	6,977,853	—	—	6,977,853
Total Assets	$95,130,407	$114,491,174	$—	$209,621,581

Special Situations
Assets*	Level 1	Level 2	Level 3	Total
Preferred Stocks	$—	$9,546,000	$—	$9,546,000
Asset Backed Securities	—	1,025,677,135	—	1,025,677,135
Corporate Bonds	—	188,432,425	—	188,432,425
Term Loans	—	1,861,378	—	1,861,378
Short-Term Investments	59,392,779	—	—	59,392,779
Total Assets	$59,392,779	$1,225,516,938	$—	$1,284,909,717

RGN Hedged Equity
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$11,136,799	$—	$—	$11,136,799
Short-Term Investments	805,070	—	—	805,070
Derivatives
Futures Contracts	21,549	—	—	21,549
Total Assets	$11,963,418	$—	$—	$11,963,418
Liabilities*
Futures Contracts	$47,477	$—	$—	$47,477
Total Liabilities	$47,477	$—	$—	$47,477

*	Refer to the Schedule of Investments for industry classifications.

There were no level 3 securities held during the year for any Fund.

Consolidation of Subsidiaries – The consolidated financial statements of Return Stacked® Balanced and RGN Hedged Equity include the accounts of RDMF Fund Ltd. (“RDMF”) and RRDEF Fund Ltd. (“RRDEF”) respectively, wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

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Return Stacked® Balanced and RGN Hedged Equity may invest up to 25% of their total assets in RDMF and RRDEF respectively, each a controlled foreign corporation (“CFC”), that act as investment vehicles in order to effect certain investments consistent with each Fund’s investment objectives and policies.

		Net Assets as of	% of Net Assets as of
	Inception Date of	December 31, 2025	December 31, 2025
RDMF	8/5/2016	$5,205,760	11.83%
RRDEF	9/27/2024	$1,220,134	9.09%

For tax purposes, RDMF and RRDEF are exempted Cayman investment companies. RDMF and RRDEF have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, RDMF and RRDEF are controlled foreign corporations that generate and are allocated no income which is considered effectively connected with U.S. trade or business and as such are not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, RDMF’s and RRDEF’s net income and capital gain, to the extent of their earnings and profits, will be included each year in Return Stacked® Balanced’s and RGN Hedged Equity’s respective investment company taxable income.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk, commodity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written and purchased option contracts, futures contracts and swap agreements to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of underlying reference assets, such as equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to

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the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Convertible Securities – Pier 88 invests in convertible securities, which include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s or Sub-Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities.

Swap Agreements – Premium Income may enter into swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

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The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at December 31, 2025, were as follows:

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Equity Armor
	Futures	Equity	Futures unrealized appreciation	$23,053
			Futures unrealized depreciation	(58,952)
			Totals	$(35,899)

	Options	Equity	Securities at value	$3,614,637
		Equity	Options Written	(2,568,165)
			Totals	$1,046,472
Premium Income
	Swap Contracts	Equity	Unrealized depreciation on swaps	$(14,832)
			Totals	$(14,832)
Strategic Allocation
	Futures	Equity	Futures unrealized appreciation	$19,725
			Totals	$19,725
Return Stacked® Balanced
	Futures	Equity	Futures unrealized appreciation	$347,344
			Futures unrealized depreciation	(29,140)
		Commodity	Futures unrealized appreciation	205,925
			Futures unrealized depreciation	(328,489)
		Currency	Futures unrealized appreciation	334,725
			Futures unrealized depreciation	(13,015)
		Interest	Futures unrealized appreciation	4,139
			Futures unrealized depreciation	(301,827)
			Totals	$219,662
RGN Hedged Equity
	Futures	Equity	Futures unrealized appreciation	$8,026
			Futures unrealized depreciation	(20,694)
		Commodity	Futures unrealized appreciation	5,605
			Futures unrealized depreciation	(14,784)
		Currency	Futures unrealized appreciation	3,980
			Futures unrealized depreciation	(6,520)
		Interest	Futures unrealized appreciation	3,938
			Futures unrealized depreciation	(5,479)
			Totals	$(25,928)

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December 31, 2025	ANNUAL FINANCIAL STATEMENTS

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the year ended December 31, 2025, were as follows:

Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	Realized and unrealized gain (loss) on derivatives
Equity Armor
	Options Purchased	Equity	Net realized loss from options purchased	$(939,595)
	Options Written	Equity	Net realized gain from options written	320,916
	Futures	Equity	Net realized loss from futures	(2,002,124)
	Futures	Interest	Net realized loss from futures	(36,649)
			Totals	$(2,657,452)
	Options Purchased	Equity	Net change in unrealized appreciation on options purchased	$141,012
	Options Written	Equity	Net change in unrealized appreciation on options written	43,900
	Futures	Equity	Net change in unrealized appreciation on futures	40,001
			Totals	$224,913
Premium Income
	Options Purchased	Equity	Net realized loss from options purchased	$(6,028,192)
	Options Written	Equity	Net realized gain from options written	7,171,035
	Futures	Equity	Net realized gain from futures	3
			Totals	$1,142,846
	Options Purchased	Equity	Net change in unrealized appreciation on options purchased	$61,500
	Options Written	Equity	Net change in unrealized depreciation on options written	(91,000)
			Totals	$(29,500)
	Swap Contracts	Equity	Net change in unrealized depreciation on swap contracts	(14,832)
			Totals	$(14,832)

Strategic Allocation
	Futures	Equity	Net realized gain from futures	$484,383
			Totals	$484,383
	Futures	Equity	Net change in unrealized appreciation on futures	$344,850
			Totals	$344,850
Return Stacked® Balanced
	Futures	Equity	Net realized gain from futures	$511,612
		Commodity	Net realized loss from futures	(1,274,730)
		Currency	Net realized loss from futures	(2,162,264)
		Interest	Net realized loss from futures	(453,128)
			Totals	$(3,378,510)
	Futures	Equity	Net change in unrealized appreciation on futures	$255,863
		Commodity	Net change in unrealized depreciation on futures	(1,237,100)
		Currency	Net change in unrealized depreciation on futures	(676,552)
		Interest	Net change in unrealized appreciation on futures	112,789
			Totals	$(1,545,000)
RGN Hedged Equity
	Options Purchased	Equity	Net realized loss from options purchased	$(5,837)
	Futures	Equity	Net realized gain from futures	500,543
		Commodity	Net realized gain from futures	330,317
		Currency	Net realized loss from futures	(109,396)
		Interest	Net realized loss from futures	(342,510)
			Totals	$373,117
	Futures	Equity	Net change in unrealized depreciation on futures	$(1,687)
		Commodity	Net change in unrealized depreciation on futures	(12,225)
		Currency	Net change in unrealized depreciation on futures	(24,868)
		Interest	Net change in unrealized depreciation on futures	(6,347)
			Totals	$(45,127)

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December 31, 2025	ANNUAL FINANCIAL STATEMENTS

The value of derivative instruments outstanding as of December 31, 2025 as disclosed in the Schedules of Investments (Consolidated Schedules of Investments for Return Stacked® Balanced and RGN Hedged Equity) and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations (Consolidated Statements of Operations for Return Stacked® Balanced and RGN Hedged Equity) serve as indicators of the volume of derivative activity for the Funds.

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial assets and liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as of December 31, 2025:

				Gross Amounts of Assets Presented in the (Consolidated) Statement of Assets & Liabilities
	Gross Amounts Recognized in the (Consolidated) Statements of Assets and Liabilities	Gross Amounts Offset in the (Consolidated) Statements of Assets and Liabilities	Net Amounts Presented in the (Consolidated) Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged/Received (1)	Net Amount
Equity Armor
Description of Asset:
Futures Contracts	$23,053	$—	$23,053	$(23,053)	$—	$—
Description of Liability:
Futures Contracts	$58,952	$—	$58,952	$(23,053)	$(35,899)	$—
Premium Income
Description of Liability:
Swap Contracts	$14,832	$—	$14,832	$—	$—	$14,832
Strategic Allocation
Description of Asset:
Futures Contracts	$19,725	$—	$19,725	$—	$—	$19,725
Return Stacked® Balanced
Description of Asset:
Futures Contracts	$892,133	$—	$892,133	$(672,471)	$—	$219,662
Description of Liability:
Futures Contracts	$672,471	$—	$672,471	$(672,471)	$—	$—
RGN Hedged Equity
Description of Asset:
Futures Contracts	$21,549	$—	$21,549	$(21,549)	$—	$—
Description of Liability:
Futures Contracts	$47,477	$—	$47,477	$(21,549)	$(25,928)	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Paydown gains and losses on mortgage-related and other asset backed securities, if any, are recorded as components of interest income in the Statement of Operations.

E. Dividends and Distributions to Shareholders

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs,

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distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Fund	Income Dividends	Capital Gains
Equity Armor	Monthly	Annually
Premium Income	Monthly	Annually
Dynamic Brands	Annually	Annually
Strategic Allocation	Quarterly	Annually
Return Stacked® Balanced	Annually	Annually
Pier 88	Quarterly	Annually
Special Situations	Monthly	Annually
RGN Hedged Equity	Annually	Annually

Certain Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT, when such information is available.

F. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 to December 31, 2024 (as applicable), or expected to be taken in the Funds’ December 31, 2025 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statements of Operations. As of December 31, 2025, the Funds did not incur any interest or penalties.

H. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

(3) FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee — Rational Advisors, Inc. (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the investment advisory agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Sub-advisors are responsible for the day-to-day management of each Fund’s portfolio, except for the Premium Income and Strategic Income Funds. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

Fund	Advisory Fee Tiered Annual Rate
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Equity Armor	0.75%	0.70%	0.65%
Dynamic Brands	0.75%	0.70%	0.65%

Advisory Fee Annual Rate
Premium Income	1.75%
Strategic Allocation	0.10%
Return Stacked® Balanced	1.75%
Pier 88	0.85%
Special Situations	1.50%
RGN Hedged Equity	1.75%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, non-routine or extraordinary expenses (such as litigation or reorganizational costs), and with respect to Special Situations only, costs and expenses of litigation or claims on behalf of Special Situations regarding portfolio investments initiated (or threatened) by the investment advisor or sub-advisor. Prior to May 1, 2025, the Equity Armor Fund did not have an expense cap in place. The Funds’ expense caps are listed below:

	Expense Caps			Expiration
Fund	Institutional Class Shares	Class A Shares	Class C Shares
Equity Armor	1.60%	1.85%	2.60%	April 30, 2027
Premium Income	1.99%	2.24%	2.99%	April 30, 2027
Dynamic Brands	1.24%	1.49%	2.24%	April 30, 2027
Strategic Allocation	0.45%	0.70%	1.45%	April 30, 2027
Return Stacked® Balanced	1.97%	2.22%	2.97%	April 30, 2027
Pier 88	0.99%	1.24%	1.99%	April 30, 2027
Special Situations	1.75%	2.00%	2.75%	April 30, 2027
RGN Hedged Equity	1.99%	2.24%	2.99%	April 30, 2027

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of December 31, 2025, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount Waived or	Expiring Beginning
Fund	Reimbursed	December 31, 2025
Equity Armor	$—	2028
Premium Income	$133,607	2026
	145,342	2027
	144,937	2028
Dynamic Brands	—	2026
	—	2027
	—	2028
Strategic Allocation	97,614	2026
	125,298	2027
	116,488	2028
Return Stacked® Balanced	213,553	2026
	189,006	2027
	208,184	2028
Pier 88	228,670	2026
	243,694	2027
	229,181	2028
Special Situations	348,053	2026
	529,931	2027
	119,145	2028
RGN Hedged Equity	109,782	2027
	185,866	2028

The Independent Trustees are paid quarterly retainers for their service on the Board of Trustees and on the Risk and Compliance/Investment Committee and receive compensation for each special meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Chairman of the Board of Trustees of the Trust, and the Chairman of the Trust’s Audit Committee and Risk and Compliance/Investment Committee receive an additional quarterly retainer. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for Class A shares and up to 1.00% for Class C shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC., the Funds’ distributor (the “Distributor” or “NLD”), and the Advisor for distribution related expenses. For the year ended December 31, 2025, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Equity Armor	$22,372	$10,976
Premium Income	6,099	25,968
Dynamic Brands	39,940	45,776
Strategic Allocation	20,592	1,044
Return Stacked® Balanced	2,643	27,340
Pier 88	1,030	2,508
Special Situations	132,771	393,681
RGN Hedged Equity	74	106

Shareholder Servicing Fees - The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional, Class A, and Class C shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations under Financial Administrative fees/Fund Accounting fees. The Funds also pay UFS for any out-of-pocket expenses. Officers of the Trust are also employees of UFS and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses on the Statements of Operations.

Pursuant to the Management Services Agreement between the Trust and MFund Services, LLC (“MFund”), MFund, an affiliate of the Advisor, provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of net assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund, an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

RATIONAL FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

Affiliated Funds — Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors, AlphaCentric Advisors, LLC or Rational Advisors, Inc. Companies that are affiliates of the Funds at December 31, 2025, are noted in Strategic Allocation’s Schedule of Investments. A summary of these investments in affiliated funds is set forth below:

	Shares Balance			Shares Balance	Fair Value	Dividends	Change in	Amount of Gain
	December 31,			December 31,	December 31,	Credited to	Unrealized	(Loss) Realized on
Fund	2024	Purchases	Sales	2025	2025	Income	Gain/(Loss)	Sale of Shares
Catalyst Systematic Alpha Fund, Class I	773,257	125,671	170,737	728,191	$7,870,430	$23,071	$634,085	$(631,953)
Catalyst/CIFC Senior Secured Income Fund, Class I	97,557	18,898	91,784	24,671	227,216	22,651	(14,430)	8,695
Rational/Pier 88 Convertible Securities Fund, Inst. Sh.	12,060	102	9,433	2,729	30,016	1,121	(11,585)	11,008
Total	882,874	144,671	271,954	755,591	$8,127,662	$46,843	$608,070	$(612,250)

(4) INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Equity Armor	$80,322,564	$74,968,269
Premium Income	—	—
Dynamic Brands	189,619,765	203,845,715
Strategic Allocation	2,351,359	2,450,000
Return Stacked® Balanced	32,186,970	15,290,086
Pier 88	362,495,453	357,592,041
Special Situations	600,471,517	124,752,821
RGN Hedged Equity	3,155,912	330,657

(5) INVESTMENT RISK

Market Risk - Overall market risks may also affect the value of a Fund. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; trading and tariff arrangements; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

In accordance with its investment objectives and through its exposure to futures contracts, each of Equity Armor, Strategic Allocation, Return Stacked® Balanced, and RGN Hedged Equity may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the

RATIONAL FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

In accordance with its investment objectives and through its exposure to options, Premium Income and Equity Armor may have increased or decreased exposure to Option Risk factors defined below:

Options Risk - Premium Income and Equity Armor are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Activist Strategies Risk - As part of Special Situation’s principal investment strategy, the Sub-Advisor seeks to identify “special situations” where it can seek to remedy legal, technical or structural issues it has identified in the securities held by the Fund through activist strategies, including through litigation or the threat of litigation. Such activist strategies may not be successful and may have a negative impact on the Fund, including causing the Fund to incur legal related costs and expenses and portfolio turnover if the Sub-Advisor determines to sell such securities.

Swaps Risk - Premium Income may use swaps, such as total return swaps, to enhance returns and manage risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and exposes the Fund to the risks associated with derivative instruments described above. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to

RATIONAL FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

value). Swaps are also subject to correlation risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

(6) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including options written), and its respective gross unrealized appreciation and depreciation at December 31, 2025, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Equity Armor	$47,561,968	$8,848,022	$(923,412)	$7,924,610
Premium Income	28,724,986	13,767	—	13,767
Dynamic Brands	47,433,462	17,173,282	(873,863)	16,299,419
Strategic Allocation	9,922,144	109,791	(847,174)	(737,383)
Return Stacked® Balanced	31,859,185	4,334,142	(228,529)	4,105,613
Pier 88	210,813,926	6,064,935	(7,257,280)	(1,192,345)
Special Situations	1,294,418,436	53,786,256	(63,294,975)	(9,508,719)
RGN Hedged Equity	10,476,410	1,482,881	(17,524)	1,465,357

(7) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2025 and December 31, 2024 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2025	Income	Capital Gains	Capital	Total
Equity Armor	$—	$—	$—	$—
Premium Income	1,145,568	728,563	—	1,874,131
Dynamic Brands	—	—	—	—
Strategic Allocation	689,584	169,543	—	859,127
Return Stacked® Balanced	398,869	—	—	398,869
Pier 88	7,183,332	—	—	7,183,332
Special Situations	64,488,138	—	—	64,488,138
RGN Hedged Equity	95,084	91,513	—	186,597

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2024	Income	Capital Gains	Capital	Total
Equity Armor	$—	$—	$—	$—
Premium Income	2,801,102	339,932	—	3,141,034
Dynamic Brands	—	—	—	—
Strategic Allocation	777,854	—	—	777,854
Return Stacked® Balanced	4,694,082	—	—	4,694,082
Pier 88	3,421,871	—	—	3,421,871
Special Situations	57,758,433	—	—	57,758,433
RGN Hedged Equity	63,308	—	—	63,308

RATIONAL FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficits)
Equity Armor	$32,778	$—	$—	$—	$—	$7,924,610	$7,957,388
Premium Income	270,281	88,224	—	(1,721,738)	—	13,767	(1,349,466)
Dynamic Brands	—	674,127	—	—	—	16,299,419	16,973,546
Strategic Allocation	—	—	(70,885)	—	—	(737,383)	(808,268)
Return Stacked® Balanced	—	—	(527,086)	(950,855)	(463,463)	4,123,689	2,182,285
Pier 88	5,233,357	—	—	(7,233,662)	—	(1,192,345)	(3,192,650)
Special Situations	—	—	(3,647,431)	(57,066,555)	—	(9,508,719)	(70,222,705)
RGN Hedged Equity	168,725	—	—	—	(126,976)	1,465,543	1,507,292

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures and options contracts, and adjustments for C-corporations, hybrid securities, income on contingent convertible debt securities, and Section 305(c) deemed dividend distributions, and the book/tax difference in convertible bonds amortization. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $18,076 and $186 for the Return Stacked® Balanced Allocation & Systematic Macro and RGN Hedged Equity, respectively. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Late Year
Losses
Equity Armor	$—
Premium Income	—
Dynamic Brands	—
Strategic Allocation	—
Return Stacked® Balanced	527,086
Pier 88	—
Special Situations	—
RGN Hedged Equity	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Equity Armor	$—
Premium Income	—
Dynamic Brands	—
Strategic Allocation	70,885
Return Stacked® Balanced	—
Pier 88	—
Special Situations	3,647,431
RGN Hedged Equity	—

RATIONAL FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

At December 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized in the current year as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Equity Armor	$—	$—	$—	$414,768
Premium Income*	89,558	1,632,180	1,721,738	—
Dynamic Brands	—	—	—	3,767,050
Strategic Allocation	—	—	—	—
Return Stacked® Balanced	—	950,855	950,855	—
Pier 88	7,233,662	—	7,233,662	—
Special Situations	13,182,136	43,884,419	57,066,555	—
RGN Hedged Equity	—	—	—	—

*	Premium Income experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $92,691 per year.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of convertible bonds amortization, non-deductible expenses, net operating losses, distributions in excess, and adjustments for prior year tax returns, and the wholly owned subsidiaries of Return Stacked® Balanced Allocation & Systematic Macro and RGN Hedged Equity, which have a November 30 tax year end, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2025 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Equity Armor	$—	$—
Premium Income	—	—
Dynamic Brands	(420,298)	420,298
Strategic Allocation	34,459	(34,459)
Return Stacked® Balanced	(2,390,736)	2,390,736
Pier 88	(1,006)	1,006
Special Situations	(533,643)	533,643
RGN Hedged Equity	(7,137)	7,137

(8) LINE OF CREDIT

The Trust has a $100,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”) with a maturity date of December 4, 2026. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on any borrowings is the current Prime Rate payable monthly. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

RATIONAL FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

During the year ended December 31, 2025, the average amount of borrowings outstanding based on days borrowed was as follows:

	Average	Maximum		Average	Current
	borrowings	Outstanding	Interest	borrowings	Interest
Fund	outstanding	balance	Expense*	rate	Rate
Equity Armor	$57,667	$63,000	$36	7.50%	6.75%
Dynamic Brands	2,283,750	2,966,000	1,901	7.49%	6.75%
Strategic Allocation	32,222	53,000	59	7.34%	6.75%

*	Includes interest expenses for borrowings on the line of credit and may not agree to the Statement of Operations, which may include overdraft fees, line of credit fees and broker interest.

(9) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

				Return
	Equity	Premium	Strategic	Stacked®	Pier	Special	RGN Hedged
	Armor	Income	Allocation	Balanced	88	Situations	Equity
NFS LLC(1)	34.67%	31.71%	78.35%	32.44%	34.99%	—	—
Charles Schwab (1)	32.91%	—	—	38.13%	35.69%	31.16%	—
LPL Financial (1)	—	31.19%	—	—	—	29.58%	—
Band & Co C/O US Bank NA	—	—	—	—	25.73%	—	—
J.P. Morgan Securities	—	—	—	—	—	—	42.26%

(1)	This owner is comprised of multiple investors and accounts.

(10)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Premium Income will be directly affected by the performance of the First American Treasury Obligations Fund, Return Stacked® Balanced will be directly affected by the performance of the First American US Treasury Money Market Fund and the iShares Core S&P 500 ETF, USD Class, the performance of Strategic Allocation will be directly affected by the performance of the Catalyst Systematic Alpha Fund, and the performance of the RGN Hedged Equity will be directly affected by the performance of the SPDR S&P 500 ETF Trust and the Vanguard S&P 500 ETF. The financial statements of the First American Treasury Obligations Fund, the First American US Treasury Money Market Fund, the iShares Core S&P 500 ETF, USD Class, the Catalyst Systematic Alpha Fund, the SPDR S&P 500 ETF Trust and the Vanguard S&P 500 ETF, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2025, the percentage of Premium Income’s net assets invested in the First American Treasury Obligations Fund was 34.6%. The percentage of Return Stacked® Balanced’s net assets invested in the First American US Treasury Money Market Fund and the iShares Core S&P 500 ETF, USD Class was 33.2% and 48.6%, respectively. The percentage of Strategic Allocation’s net assets invested in the Catalyst Systematic Alpha Fund was 78.3%. The percentage of RGN Hedged Equity’s net assets invested in the SPDR S&P 500 ETF Trust and the Vanguard S&P 500 ETF was 36.3% and 46.7% respectively.

RATIONAL FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025	ANNUAL FINANCIAL STATEMENTS

(11) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Rational Equity Armor Fund, Rational Premium Income Fund (formerly, Rational Tactical Return Fund), Rational Dynamic Brands Fund, Rational Strategic Allocation Fund, Return Stacked® Balanced Allocation & Systematic Macro Fund, Rational/Pier 88 Convertible Securities Fund, Rational Special Situations Income Fund, and Rational/RGN Hedged Equity Fund and
Board of Trustees of Mutual Fund and Variable Insurance Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and total return swap contracts (if applicable), of the funds listed below (the “Funds”), each a series of Mutual Fund and Variable Insurance Trust, as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Rational Equity Armor Fund, Rational Premium Income Fund (formerly, Rational Tactical Return Fund), Rational Dynamic Brands Fund, Rational Strategic Allocation Fund, Return Stacked® Balanced Allocation & Systematic Macro Fund*, Rational/Pier 88 Convertible Securities Fund, and Rational Special Situations Income Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For each of the five years in the period ended December 31, 2025
Rational/RGN Hedged Equity Fund*	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period September 27, 2024 (commencement of operations) through December 31, 2024

*	The financial statements referred to above are Consolidated Financial Statements.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
March 1, 2026

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included in Item 7, as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Management Agreement between Mutual Fund and Variable Insurance Trust and Rational Advisors, Inc. with respect to Rational Equity Armor Fund, Rational Premium Income Fund (formerly, Rational Tactical Return), Rational Dynamic Brands Fund, Rational Strategic Allocation Fund, Rational Special Situations Income Fund, Rational/Pier 88 Convertible Securities Fund, Return Stacked® Balanced Allocation & Systematic Macro Fund, and Rational/RGN Hedged Equity Fund.

At an in-person meeting held on December 8, 2025, the Board of Trustees (the “Board”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust, discussed the renewal of the management agreement (the “Management Agreement”) between the Trust and Rational Advisors, Inc. (“Rational”) with respect to Rational Equity Armor Fund (the “Equity Armor Fund”), Rational Premium Income Return Fund (the “Premium Income Fund”), Rational Dynamic Brands Fund (the “Dynamic Brands Fund”), Rational Strategic Allocation Fund (the “Strategic Allocation Fund”), Rational Special Situations Income Fund (the “Special Situations Fund”), Rational/Pier 88 Convertible Securities Fund (the “Pier 88 Fund”), Return Stacked® Balanced Allocation & Systematic Macro Fund (the “Return Stacked Fund”), and Rational/RGN Hedged Equity Fund (the “RGN Fund”), each a series of the Trust (collectively the “Funds”).

The Board reviewed and discussed the completed questionnaire submitted by Rational in connection with the proposed renewal of the Management Agreement (the “Rational 15(c) Response”). The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions that the Board reached were based upon a comprehensive evaluation and discussion of all the information provided for each Fund with respect to the approval of the Management Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement. In connection with its deliberations regarding approval of the Management Agreement, the Board reviewed materials prepared by Rational and considered the information presented at Board meetings throughout the year.

Review of Rational 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Rational provides to the Funds pursuant to the Management Agreement. The Board reviewed information concerning Rational’s resources, personnel, and business operations. The Board considered Rational’s oversight of each Fund’s investment strategies, including derivative risk management and fair valuation. The Board reviewed Rational’s Form ADV. The Board discussed the financial health of Rational and reviewed its balance sheet. The Board considered that MFund, an affiliate of Rational, provides the Funds with certain management, legal administrative,

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

and compliance services, including providing the Trust’s CCO. The Board reviewed Rational’s compliance program, including its business continuity and cybersecurity programs, and its oversight of the Funds’ sub-advisors’ compliance programs, as applicable.

Performance. The Board reviewed the performance of each Fund relative to its peer group, Morningstar category, and benchmark index or indices for various periods ended September 30, 2025.

Equity Armor Fund. The Fund outperformed its peer group and the Morningstar Long/Short Equity and Morningstar Equity Hedged categories for the one-year period. The Fund underperformed its peer group and the Morningstar categories for the three-, five-, and ten-year periods. The Fund underperformed one of its benchmarks, the S&P 500 Total Return Index for all periods. The Fund outperformed its other benchmark, the S&P Value Total Return Index for the one-and three-year periods and underperformed for the other periods.

Premium Income Fund. The Fund underperformed its peer group, the Morningstar Equity Hedged category, and its benchmark, the S&P 500 Total Return Index for the one-, three-, five-, and ten-year periods. Rational attributed the Fund’s performance to its lack of exposure to long equity investments. The Board considered that effective December 31, 2025, Warrington Asset Management, LLC, the Fund’s current sub-advisor, will be resigning, and that Rational will manage the Fund thereafter with a new name (Rational Premium Income Fund) and investment strategy, without a sub-advisor.

Dynamic Brands Fund. The Fund underperformed its peer group and the Morningstar Large Growth category for the one-, three-, five-, and ten-year periods. The Fund outperformed one of its benchmarks, the MSCI ACWI Gross Index, for the three-year period and underperformed for the other periods. The Fund outperformed its other benchmark, the S&P 500 Total Return Index, for the three-year period and underperformed for the other periods. Rational attributed the Fund’s performance to its focus on global consumption, consumer discretionary staples, and technology stocks.

Strategic Allocation Fund. The Fund outperformed its peer group and the Morningstar Moderately Conservative Allocation category for the three-, five-, and ten-year periods, and underperformed for the one-year period. The Fund underperformed its benchmark, the S&P 500 Total Return Index, for all periods. Rational attributed the Fund’s performance to its dedicated fixed-income component.

Special Situations Fund. The Fund outperformed its peer group and the Morningstar Nontraditional Bond category for the three-, five-, and ten-year periods. For the one-year period, the Fund underperformed its peer group and outperformed the Morningstar category. The Fund outperformed its benchmarks, the Bloomberg US Aggregate Bond Index and the Bloomberg US Mortgage Backed Securities (MBS) Index, for all periods.

Pier 88 Fund. The Fund underperformed its peer group and the Morningstar Convertibles category for the one-, three-, and five-year, and since-inception (March 1, 2017) periods. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the three- and five-year, and since-inception periods, and underperformed for the one-year period. The Fund underperformed the S&P 500 Total Return Index for all periods. Rational stated that the Fund benefitted from its investment in industrials and utilities stocks, and that information technology and health care stocks detracted from Fund performance.

Return Stacked Fund. The Fund underperformed its peer group and one of its benchmarks, the S&P 500 Total Return Index, for the one-, three-, and five-year, and since-inception (September 30, 2016) periods. The Fund

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

outperformed the Morningstar Macro Trading category for the five-year and since-inception periods and underperformed the category for the one- and three-year periods. The Fund also outperformed the Bloomberg US Treasury Index, which constitutes 50% of a blended index with the S&P 500 Total Return Index, for all periods.

RGN Fund. The Fund outperformed its peer group and the Morningstar Long/Short Equity category for the one-year and since-inception (September 27, 2024) periods. The Fund underperformed its benchmark, the S&P 500 Total Return Index, for both periods. Rational attributed the Fund’s performance to lower-than-expected market volatility that limited the efficacy of the Fund’s systematic overlay investment strategy.

Fees and Expenses. The Board compared the advisory fees and the net expenses of each Fund to its peer group and Morningstar category.

Equity Armor Fund. The Fund’s advisory fee is lower than the average advisory fees of its peer group and the Morningstar Long/Short Equity and Equity Hedged categories.

The Fund’s net expenses are lower than the average net expenses of its peer group and the Morningstar Long-Short/Equity category, and higher than the average (but within the range of) net expenses of the Morningstar Equity Hedged category.

Premium Income Fund. The Fund’s advisory fee is higher than the average (but within the range of) advisory fees of its peer group and the Morningstar Equity Hedged category. The Board considered Rational’s statement that there are only a few unaffiliated funds in the Morningstar category that have a similar strategy to the Fund; and that two of those funds have the same advisory fee as the Fund.

The Fund’s net expenses are higher than the average (but within the range of) net expenses of its peer group and the Morningstar category.

Dynamic Brands Fund. The Fund’s advisory fee is lower than the average advisory fees of its peer group average and higher than the average (but within the range of) advisory fees of the Morningstar Large Growth category.

The Fund’s net expenses are higher than the average (but within the range of) net expenses of its peer group and the Morningstar category. The Board considered Rational’s statement that the Fund’s net expenses are competitive relative to the peer group and other funds in the Morningstar category that implement a more active approach.

Strategic Allocation Fund. The Fund’s advisory fee is lower than the average advisory fees of its peer group and the Morningstar Moderately Conservative Allocation category.

The Fund’s net expenses are higher than the average (but within the range of) net expenses of its peer group and the Morningstar category.

Special Situations Fund. The Fund’s advisory fee is higher than the average (but within the range of) advisory fees of its peer group and the Morningstar Non-Traditional Bond category. The Fund’s advisory fee is equal to the highest advisory fee paid by funds in the Morningstar Multisector Bond category. The Board considered Rational’s

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

belief that the Fund’s advisory fee is reasonable in light of the Fund’s specialized investment strategy and the research and investment expertise of the Fund’s sub-advisor.

The Fund’s net expenses are higher than the average (but within the range of) expenses of its peer group and Morningstar categories.

Pier 88 Fund. The Fund’s advisory fee is higher than the average (but within the range of) advisory fees of its peer group and the Morningstar Convertibles category.

The Fund’s net expenses are higher than the average (but within the range) of net expenses of its peer group and Morningstar category.

Return Stacked Fund. The Fund’s advisory fee is higher than the average (but within the range of) advisory fees of its peer group and Morningstar Macro Trading category.

The Fund’s net expenses are higher than the average (but within the range of) net expenses of its peer group and the highest of its Morningstar category. The Fund is the highest in the category due to it being a new category inclusive of a broad mix of products with very different structures and investment approaches — ranging from low-cost exchange-traded funds with little or no active management component, to more complex, actively managed alternative strategies such as the Return Stacked Fund.

RGN Fund. The Fund’s advisory fee is higher than the average (but within the range of) advisory fees of its peer group and the Morningstar Long/Short Equity category.

The Fund’s net expenses are higher than the average (but within the range of) net expenses for its peer group and Morningstar category.

The Board considered the allocation of advisory fees between Rational and the sub-advisors of the Equity Armor Fund, Dynamic Brands Fund, Special Situations Fund, Pier 88 Fund, Return Stacked Fund, and RGN Fund, and the trading advisor of Return Stacked Fund in light of Rational’s and each sub-advisor’s or trading advisor’s respective duties and other factors.

Profitability. A profitability analysis from Rational demonstrated that Rational realized losses in connection with its management of the Strategic Allocation Fund and RGN Fund; and Rational realized profits with respect to the Equity Armor Fund, Dynamic Brands Fund, Premium Income Fund, Special Situations Fund, Pier 88 Fund, and Return Stacked Fund.

“Fall-out” Benefits. The Board considered fall-out benefits that Rational received from its relationship with the Funds, including the fact that these Funds utilize affiliates to provide certain services.

Economies of Scale. The Board considered whether Rational was sharing economies of scale with the Funds. The Board determined to revisit the matter of economies of scale as each such Fund’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Management Agreement. In connection with its deliberations, the Board reviewed materials prepared by Rational and considered additional information presented at Board meetings

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

throughout the year. Having requested, reviewed, and discussed in depth such information from Rational as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded the renewal of the Management Agreement was in the best interest of each of the Funds and its respective shareholders.

Renewal of Sub-Advisory Agreements for Rational Dynamic Brands Fund, Rational Special Situations Income Fund, Rational/Pier 88 Convertible Securities Fund, Rational Equity Armor Fund, and Rational/RGN Hedge Equity Fund

At an in-person meeting held on December 8, 2025, the Board of Trustees (the “Board”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust (the “Independent Trustees”) discussed the renewal of sub-advisory agreements between Rational Advisors, Inc. (“Rational”) and Accuvest Global Advisors (“Accuvest”) pertaining to Rational Dynamic Brands Fund (the “Dynamic Brands Fund”) (the “Accuvest Sub-Advisory Agreement”); ESM Management, LLC (“ESM”) pertaining to Rational Special Situations Income Fund (the “Special Situations Fund”) (the “ESM Sub-Advisory Agreement”); Pier 88 Investment Partners, LLC (“Pier 88”) pertaining to Rational/Pier 88 Convertible Securities Fund (the “Pier 88 Fund”) (the “Pier 88 Sub-Advisory Agreement”); Equity Armor Investments, LLC (“Equity Armor”) pertaining to Rational Equity Armor Fund (the “Equity Armor Fund”) (the “Equity Armor Sub-Advisory Agreement”); and R.G. Niederhoffer Capital Management, Inc. (“RGN”) pertaining to Rational/RGN Hedged Equity Fund (the “RGN Fund”) (the “RGN Sub-Advisory Agreement”).

The Board reviewed the completed questionnaires submitted by each sub-advisor in connection with the proposed renewal of the Sub-Advisory Agreements (each, a “15(c) Response”). The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of counsel and its own business judgment in evaluating the Agreements and the weight to be given to each of the factors considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to each Sub-Advisory Agreement. The Board reviewed the materials prepared by Rational, each sub-advisor, and considered the information presented at Board meetings throughout the year during which management of each such firm had participated.

Review of Accuvest 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Accuvest provided to the Dynamic Brands Fund pursuant to the Accuvest Sub-Advisory Agreement. The Board reviewed information concerning Accuvest’s resources, personnel, and business operations. The Board considered Accuvest’s management of Fund’s investment strategies. The Board reviewed Accuvest’s Form ADV. The Board discussed Accuvest’s finances and reviewed its balance sheet. The Board reviewed Accuvest’s compliance program, including its business continuity and cybersecurity programs.

Performance. The Board reviewed the Dynamic Brands Fund’s performance for various periods ended September 30, 2025. The Fund underperformed its peer group and the Morningstar Large Growth category for the one-, three-, five-, and ten-year periods. The Fund outperformed one of its benchmarks, the MSCI ACWI Gross Index, for the three-year period and underperformed for the other periods. The Fund outperformed its other benchmark, the S&P 500 Total Return Index, for the three-year period and underperformed for the other periods. Rational

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

attributed the Fund’s performance to its focus on global consumption, consumer discretionary staples, and technology stocks.

Fees and Expenses. The sub-advisory fees paid to Accuvest for the Dynamic Brands Fund are paid by Rational. The Board reviewed the advisory fees paid to Accuvest by other accounts with investment strategies similar to those of the Fund. The Board considered the respective duties of Rational and Accuvest and analyzed how fees were allocated.

Profitability. A profitability analysis from Accuvest demonstrated that Accuvest realized a profit from managing the Dynamic Brands Fund.

“Fall-out” Benefits. The Board considered fall-out benefits received by Accuvest and its relationship with the Dynamic Brands Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the Accuvest Sub-Advisory Agreement. Having requested, reviewed, and discussed in depth such information from Accuvest as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Agreement was in the best interests of the Dynamic Brands Fund and its shareholders.

Review of ESM 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that ESM provided to the Special Situations Fund pursuant to the ESM Sub-Advisory Agreement. The Board reviewed information concerning ESM’s resources, personnel, and business operations. The Board considered ESM’s management of the Fund’s investment strategies. The Board reviewed ESM’s Form ADV. The Board discussed ESM’s finances and reviewed its balance sheet. The Board reviewed ESM’s compliance program, including its business continuity and cybersecurity programs.

Performance. The Board reviewed the Special Situations Fund’s performance for various periods ended September 30, 2025. The Fund outperformed its peer group and the Morningstar Nontraditional Bond category for the three-, five-, and ten-year periods. For the one-year period, the Fund underperformed its peer group and outperformed the Morningstar category. The Fund outperformed its benchmarks, the Bloomberg US Aggregate Bond Index and the Bloomberg US Mortgage Backed Securities (MBS) Index, for all periods.

Fees and Expenses. The sub-advisory fees paid to ESM for the Special Situations Fund are paid by Rational. The Board considered ESM’s statement that it does not manage other accounts with investment strategies similar to those of the Fund. The Board considered the respective duties of Rational and ESM and analyzed how fees were allocated.

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

Profitability. A profitability analysis from ESM demonstrated that ESM realized a profit from managing the Special Situations Fund.

“Fall-out” Benefits. The Board considered fall-out benefits received by ESM and its relationship with the Special Situations Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the ESM Sub-Advisory Agreement. Having requested, reviewed, and discussed in depth such information from ESM as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Agreement was in the best interests of the Special Situations Fund and its shareholders.

Review of Pier 88 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent and quality of the services that Pier 88 provided to the Pier 88 Fund pursuant to the Pier 88 Sub-Advisory Agreement. The Board reviewed information concerning Pier 88’s resources, personnel, and business operations. The Board considered Pier 88’s management of the Fund’s investment strategies. The Board reviewed Pier 88’s Form ADV. The Board discussed Pier 88’s finances and solvency letter provided by its chief financial officer. The Board reviewed Pier 88’s compliance program, including its business continuity and cybersecurity programs.

Performance. The Board reviewed the Pier 88 Fund’s performance for various periods ended September 30, 2025. The Fund underperformed its peer group and the Morningstar Convertibles category for the one-, three-, and five-year, and since-inception (March 1, 2017) periods. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the three- and five-year, and since-inception periods, and underperformed for the one-year period. The Fund underperformed the S&P 500 Total Return Index for all periods. Rational stated that the Fund benefitted from its investment in industrials and utilities stocks, and that information technology and health care stocks detracted from Fund performance.

Fees and Expenses. The sub-advisory fees paid to Pier 88 for the Peer 88 Fund are paid by Rational. The Board reviewed advisory fees paid to Pier 88 by other accounts with investment strategies similar to those of the Fund. The Board considered the respective duties of Rational and Pier 88 and analyzed how fees were allocated.

Profitability. A profitability analysis from Pier 88 demonstrated that Pier 88 realized a profit from managing the Pier 88 Fund.

“Fall-out” Benefits. The Board considered fall-out benefits received by Pier 88 and its relationship with Pier 88 Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Pier 88 Sub-Advisory Agreement. Having requested, reviewed, and discussed such information from Pier 88 as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Agreement was in the best interests of the Pier 88 Fund and its shareholders.

Review of Equity Armor 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Equity Armor provided to the Equity Armor Fund pursuant to the Equity Armor Sub-Advisory Agreement. The Board reviewed information concerning Equity Armor’s resources, personnel, and business operations. The Board considered Equity Armor’s management of the Fund’s investment strategies. The Board reviewed Equity Armor’s Form ADV. The Board discussed Equity Armor’s finances and reviewed its balance sheet. The Board reviewed Equity Armor’s compliance program, including its business continuity and cybersecurity programs.

Performance. The Board reviewed the Equity Armor Fund’s performance for various periods ended September 30, 2025. The Fund outperformed its peer group and the Morningstar Long/Short Equity and Morningstar Equity Hedged categories for the one year period. The Fund underperformed its peer group and the Morningstar categories for the three-, five-, and ten-year periods. The Fund underperformed one of its benchmarks, the S&P 500 Total Return Index for all periods. The Fund outperformed its other benchmark, the S&P Value Total Return Index for the one- and three-year periods and underperformed for the other periods.

Fees and Expenses. The sub-advisory fees paid to Equity Armor for the Equity Armor Fund are paid by Rational. The Board considered the respective duties of Rational and Equity Armor and analyzed how fees were allocated.

Profitability. A profitability analysis from Equity Armor demonstrated that Equity Armor realized a profit from managing the Equity Armor Fund.

“Fall-out” Benefits. The Board considered fall-out benefits received by Equity Armor and its relationship with the Equity Armor Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Equity Armor Sub-Advisory Agreement. Having requested, reviewed, and discussed such information from Equity Armor as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Agreement was in the best interests of the Equity Armor Fund and its shareholders.

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

Review of RGN 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent and quality of the services that RGN provided to the RGN pursuant to the RGN Sub-Advisory Agreement. The Board reviewed information concerning RGN’s resources, personnel, and business operations. The Board considered RGN’s management of Fund’s investment strategies. The Board reviewed RGN’s Form ADV. The Board discussed RGN’s finances and financial health letter from its banker. The Board reviewed RGN’s compliance program, including its business continuity and cybersecurity programs.

Performance. The Board reviewed the RGN Fund’s performance for various periods ended September 30, 2025. The Fund outperformed its peer group and the Morningstar Long/Short Equity category for the one-year and since-inception (September 27, 2024) periods. The Fund underperformed its benchmark, the S&P 500 Total Return Index for both periods. Rational attributed the Fund’s performance to lower-than-expected market volatility that limited the efficacy of the Fund’s systematic overlay investment strategy.

Fees and Expenses. The sub-advisory fees paid to RGN for the RGN Fund are paid by Rational. The Board reviewed advisory fees paid to RGN by other accounts with investment strategies similar to those of the Fund. The Board considered the respective duties of Rational and RGN and analyzed how fees were allocated between them.

Profitability. The Board reviewed a profitability analysis that demonstrated that RGN realized a loss from its management of the RGN Fund.

“Fall-out” Benefits. The Board considered fall-out benefits received by RGN and its relationship with the RGN Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

Economies of Scale. The Board agreed economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the RGN Sub-Advisory Agreement. Having requested, reviewed, and discussed such information from RGN as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Agreement was in the best interests of the RGN Fund and its shareholders.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412 by rationalmf.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

(b)       Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund and Variable Insurance Trust

By	/s/ Michael Schoonover
Michael Schoonover
President/Principal Executive Officer
Date: 3/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
President/Principal Executive Officer
Date: 3/5/2026

By	/s/ Erik Naviloff
Erik Naviloff
Treasurer/Principal Financial Officer
Date: 3/5/2026